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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series M
ING GET Fund Series N
ING GET Fund Series P
ING GET Fund Series Q
ING GET Fund Series R
ING GET Fund Series S
ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 7.9%

		Advertising: 0.1%
160	@	Interpublic Group of Cos., Inc.	$1,530
70		Omnicom Group	5,828
			7,358
		Aerospace/Defense: 0.3%
510		Boeing Co.	39,744
200		General Dynamics Corp.	12,796
10		L-3 Communications Holdings, Inc.	858
220		Lockheed Martin Corp.	16,529
144		Northrop Grumman Corp.	9,834
283		Raytheon Co.	12,973
70		Rockwell Collins, Inc.	3,945
380		United Technologies Corp.	22,029
			118,708
		Agriculture: 0.1%
740		Altria Group, Inc.	52,436
395		Archer-Daniels-Midland Co.	13,292
110		Monsanto Co.	9,323
50		Reynolds America, Inc.	5,275
			80,326
		Airlines: 0.0%
260		Southwest Airlines Co.	4,677
			4,677
		Apparel: 0.0%
260	@	Coach, Inc.	8,991
70		Jones Apparel Group, Inc.	2,476
70		Liz Claiborne, Inc.	2,869
100		Nike, Inc.	8,510
60		VF Corp.	3,414
			26,260
		Auto Manufacturers: 0.0%
1,020		Ford Motor Co.	8,119
30	@	Navistar International Corp.	827
60		Paccar, Inc.	4,229
			13,175
		Auto Parts & Equipment: 0.1%
80	@	Goodyear Tire & Rubber Co.	1,158
20		Johnson Controls, Inc.	1,519
			2,677
		Banks: 0.5%
140		AmSouth Bancorp	3,787
1,746		Bank of America Corp.	79,513
310		Bank of New York	11,172
201		BB&T Corp.	7,879
100		Comerica, Inc.	5,797
40		Compass Bancshares, Inc.	2,024

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

40		First Horizon National Corp.	$1,666
80		Huntington Bancshares, Inc.	1,930
200		Keycorp	7,360
40		M&T Bank Corp.	4,566
90		Marshall & Ilsley Corp.	3,922
170		Mellon Financial Corp.	6,052
220		National City Corp.	7,678
70		Northern Trust Corp.	3,675
110		PNC Financial Services Group, Inc.	7,404
170		Regions Financial Corp.	5,979
120		State Street Corp.	7,252
130		SunTrust Banks, Inc.	9,459
91		Synovus Financial Corp.	2,465
670		US BanCorp.	20,435
606		Wachovia Corp.	33,966
640		Wells Fargo & Co.	40,877
30		Zions Bancorporation	2,482
			277,340
		Beverages: 0.2%
290		Anheuser-Busch Cos., Inc.	12,403
50		Brown-Forman Corp.	3,849
1,250		Coca-Cola Co.	52,338
120		Coca-Cola Enterprises, Inc.	2,441
70	@	Constellation Brands, Inc.	1,754
50		Pepsi Bottling Group, Inc.	1,520
1,020		PepsiCo, Inc.	58,946
			133,251
		Biotechnology: 0.1%
451	@	Amgen, Inc.	32,810
120	@	Biogen Idec, Inc.	5,652
40	@	Chiron Corp.	1,832
90	@	Genzyme Corp.	6,050
20	@	Millipore Corp.	1,461
			47,805
		Building Materials: 0.0%
70		American Standard Cos, Inc.	3,000
170		Masco Corp.	5,523
40		Vulcan Materials Co.	3,466
			11,989
		Chemicals: 0.2%
80		Air Products & Chemicals, Inc.	5,375
380		Dow Chemical Co.	15,428
10		Eastman Chemical Co.	512
90		Ecolab, Inc.	3,438
340		EI Du Pont de Nemours & Co.	14,351
20		Engelhard Corp.	792
30		International Flavors & Fragrances, Inc.	1,030
60		PPG Industries, Inc.	3,801
140		Praxair, Inc.	7,721
90		Rohm & Haas Co.	4,398
50		Sherwin-Williams Co.	2,472
30		Sigma-Aldrich Corp.	1,974
14	@	Tronox, Inc.	240
			61,532

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Commercial Services: 0.1%
50	@	Apollo Group, Inc.	$2,626
80		Cendant Corp.	1,388
90		Equifax, Inc.	3,352
120		H&R Block, Inc.	2,598
200		McKesson Corp.	10,426
90		Moody’s Corp.	6,431
140		Paychex, Inc.	5,832
80		Robert Half International, Inc.	3,089
80		RR Donnelley & Sons Co.	2,618
			38,360
		Computers: 0.4%
40	@	Affiliated Computer Services, Inc.	2,386
310	@	Apple Computer, Inc.	19,443
70	@	Computer Sciences Corp.	3,889
880	@	Dell, Inc.	26,189
190		Electronic Data Systems Corp.	5,098
900		EMC Corp.	12,267
1,828		Hewlett-Packard Co.	60,141
780		International Business Machines Corp.	64,327
40	@	Lexmark International, Inc.	1,815
80	@	NCR Corp.	3,343
130	@	Network Appliance, Inc.	4,684
150	@	Unisys Corp.	1,034
			204,616
		Cosmetics/Personal Care: 0.2%
30		Alberto-Culver Co.	1,327
200		Colgate-Palmolive Co.	11,420
40		Estee Lauder Cos., Inc.	1,488
1,990		Procter & Gamble Co.	114,664
			128,899
		Distribution/Wholesale: 0.0%
93		Genuine Parts Co.	4,076
30		WW Grainger, Inc.	2,261
			6,337
		Diversified Financial Services: 0.7%
490		American Express Co.	25,750
98		Ameriprise Financial, Inc.	4,416
40		Bear Stearns Cos, Inc./The	5,548
110		Capital One Financial Corp.	8,857
390		Charles Schwab Corp./The	6,712
100		CIT Group, Inc.	5,352
1,890		Citigroup, Inc.	89,265
218		Countrywide Financial Corp.	8,001
130	@	E*Trade Financial Corp.	3,507
360		Fannie Mae	18,504
20		Federated Investors, Inc.	781
70		Franklin Resources, Inc.	6,597
250		Freddie Mac	15,250
280		Goldman Sachs Group, Inc.	43,949
80		Janus Capital Group, Inc.	1,854
1,310		JPMorgan Chase & Co.	54,548
170		Lehman Brothers Holdings, Inc.	24,570
340		Merrill Lynch & Co., Inc.	26,778
540		Morgan Stanley	33,923
170		SLM Corp.	8,830
40		T. Rowe Price Group, Inc.	3,128
			396,120

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Electric: 0.2%
260	@	AES Corp.	$4,436
60	@	Allegheny Energy, Inc.	2,031
240		American Electric Power Co., Inc.	8,165
110		CenterPoint Energy Resources Corp.	1,312
70		Cinergy Corp.	3,179
150	@	CMS Energy Corp.	1,943
90		Consolidated Edison, Inc.	3,915
70		Constellation Energy Group, Inc.	3,830
30		Dominion Resources, Inc.	2,071
70		DTE Energy Co.	2,806
390		Duke Energy Corp.	11,369
120		Edison International	4,942
20		Entergy Corp.	1,379
50		Exelon Corp.	2,645
180		FirstEnergy Corp.	8,802
150		FPL Group, Inc.	6,021
160		Pacific Gas & Electric Co.	6,224
40		Pinnacle West Capital Corp.	1,564
180		PPL Corp.	5,292
100		Progress Energy, Inc.	4,398
90		Public Service Enterprise Group, Inc.	5,764
150		TECO Energy, Inc.	2,418
350		TXU Corp.	15,666
30		Xcel Energy, Inc.	545
			110,717
		Electrical Components & Equipment: 0.0%
210		Emerson Electric Co.	17,562
50		Molex, Inc.	1,660
			19,222
		Electronics: 0.0%
260	@	Agilent Technologies, Inc.	9,763
80		Applera Corp. - Applied Biosystems Group	2,171
80	@	Jabil Circuit, Inc.	3,429
50		PerkinElmer, Inc.	1,174
190	@	Sanmina-SCI Corp.	779
680	@	Solectron Corp.	2,720
60	@	Thermo Electron Corp.	2,225
50	@	Waters Corp.	2,158
			24,419
		Engineering & Construction: 0.0%
50		Fluor Corp.	4,290
			4,290
		Entertainment: 0.0%
170		International Game Technology	5,987
			5,987
		Environmental Control: 0.0%
200		Waste Management, Inc.	7,060
			7,060
		Food: 0.2%
130		Albertson’s, Inc.	3,337
70		Campbell Soup Co.	2,268

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

200		ConAgra Foods, Inc.	$4,292
210		General Mills, Inc.	10,643
130		HJ Heinz Co.	4,930
120		Kellogg Co.	5,285
250	@	Kroger Co.	5,090
60		McCormick & Co., Inc.	2,032
170		Safeway, Inc.	4,270
291		Sara Lee Corp.	5,203
80		Supervalu, Inc.	2,466
50		Whole Foods Market, Inc.	3,322
80		WM Wrigley Jr. Co.	5,120
			58,258
		Forest Products & Paper: 0.0%
40		International Paper Co.	1,383
60		Louisiana-Pacific Corp.	1,632
80		MeadWestvaco Corp.	2,185
10		Plum Creek Timber Co., Inc.	369
60		Temple-Inland, Inc.	2,673
100		Weyerhaeuser Co.	7,243
			15,485
		Gas: 0.0%
20		KeySpan Corp.	817
190		Sempra Energy	8,827
			9,644
		Hand/Machine Tools: 0.0%
30		Black & Decker Corp.	2,607
20		Snap-On, Inc.	762
40		Stanley Works	2,026
			5,395
		Healthcare — Products: 0.2%
30		Bausch & Lomb, Inc.	1,911
220		Baxter International, Inc.	8,538
90		Becton Dickinson & Co.	5,542
230	@	Boston Scientific Corp.	5,302
50		CR Bard, Inc.	3,391
130		Guidant Corp.	10,148
1,110		Johnson & Johnson	65,734
470		Medtronic, Inc.	23,853
140		St. Jude Medical, Inc.	5,740
110		Stryker Corp.	4,877
90	@	Zimmer Holdings, Inc.	6,084
			141,120
		Healthcare — Services: 0.2%
290		Aetna, Inc.	14,251
80	@	Coventry Health Care, Inc.	4,318
100	@	Humana, Inc.	5,265
50	@	Laboratory Corp. of America Holdings	2,924
60		Quest Diagnostics	3,078
680		UnitedHealth Group, Inc.	37,985
330	@	WellPoint, Inc.	25,552
			93,373
		Home Builders: 0.0%
50		Lennar Corp.	3,019
			3,019

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Home Furnishings: 0.0%
20		Harman International Industries, Inc.	$2,223
20		Whirlpool Corp.	1,829
			4,052
		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	585
10		Clorox Co.	599
50		Fortune Brands, Inc.	4,032
190		Kimberly-Clark Corp.	10,982
			16,198
		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,519
			2,519
		Insurance: 0.3%
120	@@	ACE Ltd.	6,241
190		Aflac, Inc.	8,575
250		Allstate Corp.	13,028
40		AMBAC Financial Group, Inc.	3,184
190		American International Group, Inc.	12,557
120		AON Corp.	4,981
100		Chubb Corp.	9,544
50		Cigna Corp.	6,531
69		Cincinnati Financial Corp.	2,903
140		Genworth Financial, Inc.	4,680
110		Hartford Financial Services Group, Inc.	8,861
50		Jefferson-Pilot Corp.	2,797
90		Lincoln National Corp.	4,913
50		Loews Corp.	5,060
199		Marsh & McLennan Cos., Inc.	5,843
60		MBIA, Inc.	3,608
380		Metlife, Inc.	18,381
50		MGIC Investment Corp.	3,332
150		Principal Financial Group	7,320
80		Progressive Corp.	8,341
260		Prudential Financial, Inc.	19,711
50		Safeco Corp.	2,511
260		St. Paul Cos.	10,865
50		Torchmark Corp.	2,855
120		UnumProvident Corp.	2,458
			179,080
		Internet: 0.1%
190	@	Amazon.com, Inc.	6,937
430	@	eBay, Inc.	16,796
50	@	Monster Worldwide, Inc.	2,493
401	@	Symantec Corp.	6,749
90	@	VeriSign, Inc.	2,159
100	@	Yahoo!, Inc.	3,226
			38,360
		Iron/Steel: 0.0%
100		Nucor Corp.	10,479
40		United States Steel Corp.	2,427
			12,906

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Leisure Time: 0.0%
40		Brunswick Corp.	$1,554
170		Carnival Corp.	8,053
110		Harley-Davidson, Inc.	5,707
50		Sabre Holdings Corp.	1,177
			16,491
		Lodging: 0.0%
140		Hilton Hotels Corp.	3,564
80		Marriott International, Inc.	5,488
70		Starwood Hotels & Resorts Worldwide, Inc.	4,741
			13,793
		Machinery — Construction & Mining: 0.0%
250		Caterpillar, Inc.	17,953
			17,953
		Machinery — Diversified: 0.0%
20		Cummins, Inc.	2,102
90		Deere & Co.	7,115
60		Rockwell Automation, Inc.	4,315
			13,532
		Media: 0.2%
210		Clear Channel Communications, Inc.	6,092
160	@	Comcast Corp.	4,186
30		Dow Jones & Co., Inc.	1,179
20		Gannett Co., Inc.	1,198
30		Knight-Ridder, Inc.	1,896
230		McGraw-Hill Cos, Inc.	13,253
20		Meredith Corp.	1,116
50		New York Times Co.	1,266
900		News Corp., Inc.	14,949
340		Time Warner, Inc.	5,709
20		Tribune Co.	549
80	@	Univision Communications, Inc.	2,758
310	@	Viacom, Inc.	19,148
720		Walt Disney Co.	20,081
			93,380
		Mining: 0.1%
330		Alcoa, Inc.	10,085
120		Freeport-McMoRan Copper & Gold, Inc.	7,172
160		Newmont Mining Corp.	8,302
80		Phelps Dodge Corp.	6,442
			32,001
		Miscellaneous Manufacturing: 0.4%
290		3M Co.	21,950
30	@	Cooper Industries Ltd.	2,607
110		Danaher Corp.	6,991
70		Dover Corp.	3,399
110		Eastman Kodak Co.	3,128
60		Eaton Corp.	4,378
3,890		General Electric Co.	135,294
330		Honeywell International, Inc.	14,114
80		Illinois Tool Works, Inc.	7,705
130	@@	Ingersoll-Rand Co.	5,433
80		ITT Industries, Inc.	4,498
70		Leggett & Platt, Inc.	1,706
50		Parker Hannifin Corp.	4,031
50		Textron, Inc.	4,670
			219,904

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Office/Business Equipment: 0.0%
90		Pitney Bowes, Inc.	$3,864
370	@	Xerox Corp.	5,624
			9,488
		Oil & Gas: 0.7%
30		Amerada Hess Corp.	4,272
80		Anadarko Petroleum Corp.	8,081
108		Apache Corp.	7,075
130		Burlington Resources, Inc.	11,948
803		ChevronTexaco Corp.	46,550
668		ConocoPhillips	42,184
160		Devon Energy Corp.	9,787
110		EOG Resources, Inc.	7,920
3,650		Exxon Mobil Corp.	222,139
70		Kerr-McGee Corp.	6,684
130		Marathon Oil Corp.	9,902
10		Murphy Oil Corp.	498
40	@, @@	Nabors Industries Ltd.	2,863
200		Occidental Petroleum Corp.	18,530
30		Rowan Cos., Inc.	1,319
80		Sunoco, Inc.	6,206
340		Valero Energy Corp.	20,325
30		XTO Energy, Inc.	1,307
			427,590
		Oil & Gas Services: 0.1%
120		Baker Hughes, Inc.	8,208
180		Halliburton Co.	13,144
210		Schlumberger Ltd.	26,580
			47,932
		Packaging & Containers: 0.0%
70		Ball Corp.	3,068
40		Sealed Air Corp.	2,315
			5,383
		Pharmaceuticals: 0.4%
600		Abbott Laboratories	25,482
50		Allergan, Inc.	5,425
140		AmerisourceBergen Corp.	6,758
40	@	Barr Pharmaceuticals, Inc.	2,519
210		Cardinal Health, Inc.	15,649
180	@	Caremark Rx, Inc.	8,852
80		Eli Lilly & Co.	4,424
60	@	Express Scripts, Inc.	5,274
120	@	Forest Laboratories, Inc.	5,356
170	@	Gilead Sciences, Inc.	10,577
90	@	Hospira, Inc.	3,551
163	@	King Pharmaceuticals, Inc.	2,812
120	@	Medco Health Solutions, Inc.	6,866
1,100		Merck & Co., Inc.	38,753
80		Mylan Laboratories	1,872
2,712		Pfizer, Inc.	67,583
570		Schering-Plough Corp.	10,824
70	@	Watson Pharmaceuticals, Inc.	2,012
520		Wyeth	25,230
			249,819

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

		Pipelines: 0.0%
30		Kinder Morgan, Inc.	$2,760
170		Williams Cos., Inc.	3,636
			6,396

		Real Estate Investment Trust: 0.0%
30		Apartment Investment & Management Co.	1,407
20		Archstone-Smith Trust	975
20		Prologis	1,070
40		Public Storage, Inc.	3,249
80		Simon Property Group LP	6,731
			13,432

		Retail: 0.6%
70	@	Autonation, Inc.	1,509
20	@	Autozone, Inc.	1,994
110	@	Bed Bath & Beyond, Inc.	4,224
205		Best Buy Co., Inc.	11,466
100		Circuit City Stores, Inc.	2,448
240		Costco Wholesale Corp.	12,998
60		CVS Corp.	1,792
80		Darden Restaurants, Inc.	3,282
110		Dollar General Corp.	1,944
30		Family Dollar Stores, Inc.	798
104		Federated Department Stores	7,592
220		Gap, Inc./The	4,110
1,350		Home Depot, Inc.	57,105
130		JC Penney Co., Inc.	7,853
130	@	Kohl’s Corp.	6,891
30		Limited Brands	734
400		Lowe’s Cos., Inc.	25,776
800		McDonald’s Corp.	27,488
80		Nordstrom, Inc.	3,134
150	@	Office Depot, Inc.	5,586
40	@	Sears Holding Corp.	5,290
460		Staples, Inc.	11,739
480	@	Starbucks Corp.	18,067
340		Target Corp.	17,683
50		Tiffany & Co.	1,877
190		TJX Cos., Inc.	4,716
890		Wal-Mart Stores, Inc.	42,044
490		Walgreen Co.	21,134
40		Wendy’s International, Inc.	2,482
140		Yum! Brands, Inc.	6,840
			320,596

		Savings & Loans: 0.0%
90		Golden West Financial Corp.	6,111
130		Sovereign Bancorp, Inc.	2,848
370		Washington Mutual, Inc.	15,769
			24,728

		Semiconductors: 0.2%
150	@	Advanced Micro Devices, Inc.	4,974
140	@	Altera Corp.	2,890
180		Analog Devices, Inc.	6,892
620		Applied Materials, Inc.	10,856
165	@	Broadcom Corp.	7,121

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 7.9% (continued)

253	@	Freescale Semiconductor, Inc.	$7,026
2,240		Intel Corp.	43,344
70		Kla-Tencor Corp.	3,385
110		Linear Technology Corp.	3,859
130	@	LSI Logic Corp.	1,503
110		Maxim Integrated Products	4,087
230	@	Micron Technology, Inc.	3,386
210		National Semiconductor Corp.	5,846
50	@	Novellus Systems, Inc.	1,200
60	@	Nvidia Corp.	3,436
80	@	QLogic Corp.	1,548
800		Texas Instruments, Inc.	25,976
			137,329
		Software: 0.4%
190	@	Adobe Systems, Inc.	6,635
120	@	Autodesk, Inc.	4,622
220		Automatic Data Processing, Inc.	10,050
140	@	BMC Software, Inc.	3,032
181		CA, Inc.	4,925
70	@	Citrix Systems, Inc.	-1,140
230	@	Compuware Corp.	1,801
110	@	Electronic Arts, Inc.	6,019
277		First Data Corp.	12,969
80	@	Fiserv, Inc.	3,404
80		IMS Health, Inc.	2,062
110	@	Intuit, Inc.	5,851
4,970		Microsoft Corp.	135,234
120	@	Novell, Inc.	922
1,440	@	Oracle Corp.	19,714
48	@	Parametric Technology Corp.	784
			216,884

		Telecommunications: 0.5%
1,439		AT&T, Inc.	38,911
150	@	Avaya, Inc.	1,695
920		BellSouth Corp.	31,878
50		CenturyTel, Inc.	1,956
3,110	@	Cisco Systems, Inc.	67,394
120		Citizens Communications Co.	1,592
70	@	Comverse Technology, Inc.	1,647
570	@	Corning, Inc.	15,320
1,250		Motorola, Inc.	28,638
630		Qualcomm, Inc.	31,884
1,138		Sprint Corp. - FON Group	29,406
250	@	Tellabs, Inc.	3,975
1,070		Verizon Communications, Inc.	36,444
			290,740
		Textiles: 0.0%
70		Cintas Corp.	2,983
			2,983
		Toys/Games/Hobbies: 0.0%
90		Hasbro, Inc.	1,899
150		Mattel, Inc.	2,720
			4,619
		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	11,666

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 7.9% (continued)

80	CSX Corp.	$4,784
20	FedEx Corp.	2,259
240	Norfolk Southern Corp.	12,977
100	Union Pacific Corp.	9,335
430	United Parcel Service, Inc.	34,134
		75,155
	Total Common Stock
	(Cost $4,079,186)	4,550,662

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.1%

	Federal Home Loan Bank: 25.9%
$15,000,000	4.640%, due 06/13/06	$14,858,370
		14,858,370

	Federal Home Loan Mortgage Corporation: 10.0%
5,800,000	4.770%, due 07/15/06	5,719,682
		5,719,682

	Federal National Mortgage Association: 26.0%
15,000,000	4.620%, due 06/13/06	14,858,940
		14,858,940

	Other U.S. Government Agency Obligations: 5.2%
2,962,000	FICO Strip, 4.390%, due 04/06/06	2,960,557
		2,960,557

	Total U.S. Government Agency Obligations
	(Cost $38,430,125)	38,397,549

U.S. TREASURY OBLIGATIONS: 8.2%

	U.S. Treasury STRIP: 8.2%
4,716,000	4.570%, due 05/15/06	4,691,233
		4,691,233

	Total U.S. Treasury Obligations
	(Cost $4,691,945)	4,691,233

OTHER BONDS: 13.1%

	Sovereign: 13.1%
5,984,000	Israel Trust, 4.600%, due 05/15/06	5,951,275
1,560,000	Turkey Trust, 4.600%, due 05/15/06	1,551,469
	(Cost $7,507,430)	7,502,744

	Total Long-Term Investments
	(Cost $54,708,686)	55,142,188

SHORT-TERM INVESTMENTS: 3.8%

	Repurchase Agreement: 3.8%
2,173,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due
	04/03/06, $2,173,869 to be received upon repurchase (Collateralized by
	$2,265,000 Federal National Mortgage Association, 5.150%, Market Value
	plus accrued interest $2,227,152, due 03/08/12)	2,173,000

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series M	as of March 31, 2006 (Unaudited)(continued)

		Value

SHORT-TERM INVESTMENTS: 3.8% (continued)

Total Short-Term Investments
(Cost $2,173,000)		$2,173,000

Total Investments in Securities
(Cost $56,881,686)*	100.1%	57,315,188
Other Assets and Liabilities—Net	(0.1)	(47,859)
Net Assets	100.0%	$57,267,329

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $57,053,040.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$399,362
	Gross Unrealized Depreciation	(137,214)
	Net Unrealized Appreciation	$262,148

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 17.2%

		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,250
170		Omnicom Group	14,153
			17,403
		Aerospace/Defense: 0.5%
1,160		Boeing Co.	90,399
460		General Dynamics Corp.	29,431
540		Lockheed Martin Corp.	40,570
319		Northrop Grumman Corp.	21,785
525		Raytheon Co.	24,066
200		Rockwell Collins, Inc.	11,270
840		United Technologies Corp.	48,695
			266,216
		Agriculture: 0.3%
1,750		Altria Group, Inc.	124,005
890		Archer-Daniels-Midland Co.	29,949
250		Monsanto Co.	21,188
100		Reynolds America, Inc.	10,550
			185,692
		Airlines: 0.0%
590		Southwest Airlines Co.	10,614
			10,614
		Apparel: 0.1%
600	@	Coach, Inc.	20,748
100		Jones Apparel Group, Inc.	3,537
120		Liz Claiborne, Inc.	4,918
230		Nike, Inc.	19,573
140		VF Corp.	7,966
			56,742
		Auto Manufacturers: 0.1%
2,350		Ford Motor Co.	18,706
150		Paccar, Inc.	10,572
			29,278
		Auto Parts & Equipment: 0.0%
280	@	Goodyear Tire & Rubber Co.	4,054
20		Johnson Controls, Inc.	1,519
			5,573
		Banks: 1.1%
300		AmSouth Bancorp	8,115
3,864		Bank of America Corp.	175,967
700		Bank of New York	25,228
479		BB&T Corp.	18,777
200		Comerica, Inc.	11,594
110		Compass Bancshares, Inc.	5,567
120		First Horizon National Corp.	4,998
170		Huntington Bancshares, Inc.	4,102

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

450		Keycorp	$16,560
90		M&T Bank Corp.	10,273
180		Marshall & Ilsley Corp.	7,844
380		Mellon Financial Corp.	13,528
490		National City Corp.	17,101
170		Northern Trust Corp.	8,925
240		PNC Financial Services Group, Inc.	16,154
390		Regions Financial Corp.	13,716
270		State Street Corp.	16,316
330		SunTrust Banks, Inc.	24,011
284		Synovus Financial Corp.	7,694
1,500		US BanCorp.	45,750
1,350		Wachovia Corp.	75,668
1,460		Wells Fargo & Co.	93,250
80		Zions Bancorporation	6,618
			627,756
		Beverages: 0.5%
670		Anheuser-Busch Cos., Inc.	28,656
70		Brown-Forman Corp.	5,388
2,860		Coca-Cola Co.	119,748
300		Coca-Cola Enterprises, Inc.	6,102
150	@	Constellation Brands, Inc.	3,758
210		Pepsi Bottling Group, Inc.	6,382
2,290		PepsiCo, Inc.	132,339
			302,373
		Biotechnology: 0.2%
992	@	Amgen, Inc.	72,168
300	@	Biogen Idec, Inc.	14,130
90	@	Chiron Corp.	4,123
200	@	Genzyme Corp.	13,444
50	@	Millipore Corp.	3,653
			107,518
		Building Materials: 0.1%
160		American Standard Cos, Inc.	6,858
380		Masco Corp.	12,346
90		Vulcan Materials Co.	7,799
			27,003
		Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	13,438
800		Dow Chemical Co.	32,480
200		Ecolab, Inc.	7,640
800		EI Du Pont de Nemours & Co.	33,768
100		Engelhard Corp.	3,961
110		International Flavors & Fragrances, Inc.	3,775
200		PPG Industries, Inc.	12,670
330		Praxair, Inc.	18,200
180		Rohm & Haas Co.	8,797
120		Sherwin-Williams Co.	5,933
60		Sigma-Aldrich Corp.	3,947
22	@	Tronox, Inc.	377
			144,986
		Commercial Services: 0.1%
100	@	Apollo Group, Inc.	5,251
170		Cendant Corp.	2,950
190		Equifax, Inc.	7,076

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

270		H&R Block, Inc.	$5,846
440		McKesson Corp.	22,937
200		Moody’s Corp.	14,292
320		Paychex, Inc.	13,331
250		Robert Half International, Inc.	9,653
190		RR Donnelley & Sons Co.	6,217
			87,553
		Computers: 0.7%
110	@	Affiliated Computer Services, Inc.	6,563
720	@	Apple Computer, Inc.	45,158
160	@	Computer Sciences Corp.	8,888
2,030	@	Dell, Inc.	60,413
460		Electronic Data Systems Corp.	12,342
2,060		EMC Corp.	28,078
3,146		Hewlett-Packard Co.	103,503
1,750		International Business Machines Corp.	144,323
200	@	NCR Corp.	8,358
290	@	Network Appliance, Inc.	10,449
420	@	Unisys Corp.	2,894
			430,969
		Cosmetics/Personal Care: 0.5%
5		Alberto-Culver Co.	221
450		Colgate-Palmolive Co.	25,695
100		Estee Lauder Cos., Inc.	3,719
4,530		Procter & Gamble Co.	261,019
			290,654
		Distribution/Wholesale: 0.0%
214		Genuine Parts Co.	9,380
70		WW Grainger, Inc.	5,275
			14,655
		Diversified Financial Services: 1.5%
1,020		American Express Co.	53,601
224		Ameriprise Financial, Inc.	10,093
80		Bear Stearns Cos, Inc.	11,096
260		Capital One Financial Corp.	20,935
890		Charles Schwab Corp.	15,317
230		CIT Group, Inc.	12,310
4,280		Citigroup, Inc.	202,144
508		Countrywide Financial Corp.	18,644
290	@	E*Trade Financial Corp.	7,824
820		Fannie Mae	42,148
40		Federated Investors, Inc.	1,562
130		Franklin Resources, Inc.	12,251
600		Freddie Mac	36,600
490		Goldman Sachs Group, Inc.	76,910
200		Janus Capital Group, Inc.	4,634
2,980		JPMorgan Chase & Co.	124,087
400		Lehman Brothers Holdings, Inc.	57,812
780		Merrill Lynch & Co., Inc.	61,433
1,260		Morgan Stanley	79,153
350		SLM Corp.	18,179
100		T. Rowe Price Group, Inc.	7,821
			874,554
		Electric: 0.4%
590	@	AES Corp.	10,065

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

140	@	Allegheny Energy, Inc.	$4,739
520		American Electric Power Co., Inc.	17,690
240		CenterPoint Energy Resources Corp.	2,863
150		Cinergy Corp.	6,812
340	@	CMS Energy Corp.	4,403
250		Consolidated Edison, Inc.	10,875
200		Constellation Energy Group, Inc.	10,942
50		Dominion Resources, Inc.	3,452
150		DTE Energy Co.	6,014
870		Duke Energy Corp.	25,361
290		Edison International	11,942
50		Entergy Corp.	3,447
100		Exelon Corp.	5,290
430		FirstEnergy Corp.	21,027
350		FPL Group, Inc.	14,049
320		Pacific Gas & Electric Co.	12,448
90		Pinnacle West Capital Corp.	3,519
420		PPL Corp.	12,348
200		Progress Energy, Inc.	8,796
250		Public Service Enterprise Group, Inc.	16,010
340		TECO Energy, Inc.	5,481
740		TXU Corp.	33,122
50		Xcel Energy, Inc.	908
			251,603
		Electrical Components & Equipment: 0.1%
470		Emerson Electric Co.	39,306
100		Molex, Inc.	3,320
			42,626
		Electronics: 0.1%
580	@	Agilent Technologies, Inc.	21,779
180		Applera Corp. - Applied Biosystems Group	4,885
170	@	Jabil Circuit, Inc.	7,286
100		PerkinElmer, Inc.	2,347
430	@	Sanmina-SCI Corp.	1,763
1,560	@	Solectron Corp.	6,240
140	@	Thermo Electron Corp.	5,193
100	@	Waters Corp.	4,315
			53,808
		Engineering & Construction: 0.0%
120		Fluor Corp.	10,296
			10,296
		Entertainment: 0.0%
400		International Game Technology	14,088
			14,088
		Environmental Control: 0.0%
460		Waste Management, Inc.	16,238
			16,238
		Food: 0.2%
300		Albertson’s, Inc.	7,701
160		Campbell Soup Co.	5,184
450		ConAgra Foods, Inc.	9,657
470		General Mills, Inc.	23,820
280		HJ Heinz Co.	10,618
230		Kellogg Co.	10,129

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

580	@	Kroger Co.	$11,809
180		McCormick & Co., Inc.	6,095
390		Safeway, Inc.	9,797
661		Sara Lee Corp.	11,819
190		Supervalu, Inc.	5,856
100		Whole Foods Market, Inc.	6,644
170		WM Wrigley Jr. Co.	10,880
			130,009
		Forest Products & Paper: 0.1%
100		International Paper Co.	3,457
140		Louisiana-Pacific Corp.	3,808
190		MeadWestvaco Corp.	5,189
30		Plum Creek Timber Co., Inc.	1,108
120		Temple-Inland, Inc.	5,346
220		Weyerhaeuser Co.	15,935
			34,843
		Gas: 0.0%
150		KeySpan Corp.	6,131
430		Sempra Energy	19,978
			26,109
		Hand/Machine Tools: 0.0%
70		Black & Decker Corp.	6,082
80		Snap-On, Inc.	3,050
110		Stanley Works	5,573
			14,705
		Healthcare — Products: 0.5%
30		Bausch & Lomb, Inc.	1,911
510		Baxter International, Inc.	19,793
230		Becton Dickinson & Co.	14,163
510	@	Boston Scientific Corp.	11,756
120		CR Bard, Inc.	8,137
290		Guidant Corp.	22,637
2,550		Johnson & Johnson	151,011
1,060		Medtronic, Inc.	53,795
300		St. Jude Medical, Inc.	12,300
250		Stryker Corp.	11,085
200	@	Zimmer Holdings, Inc.	13,520
			320,108
		Healthcare — Services: 0.4%
640		Aetna, Inc.	31,450
255	@	Coventry Health Care, Inc.	13,765
230	@	Humana, Inc.	12,110
120	@	Laboratory Corp. of America Holdings	7,018
80		Quest Diagnostics	4,104
1,540		UnitedHealth Group, Inc.	86,024
770	@	WellPoint, Inc.	59,621
			214,092
		Home Builders: 0.0%
100		Lennar Corp.	6,038
			6,038
		Home Furnishings: 0.0%
50		Harman International Industries, Inc.	5,557
80		Whirlpool Corp.	7,318
			12,875

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

		Household Products/Wares: 0.1%
40		Clorox Co.	$2,394
120		Fortune Brands, Inc.	9,676
430		Kimberly-Clark Corp.	24,854
			36,924
		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	8,565
			8,565
		Insurance: 0.7%
260	@@	ACE Ltd.	13,523
420		Aflac, Inc.	18,955
570		Allstate Corp.	29,703
90		AMBAC Financial Group, Inc.	7,164
450		American International Group, Inc.	29,741
280		AON Corp.	11,623
240		Chubb Corp.	22,906
160		Cigna Corp.	20,899
135		Cincinnati Financial Corp.	5,679
300		Genworth Financial, Inc.	10,029
270		Hartford Financial Services Group, Inc.	21,749
110		Jefferson-Pilot Corp.	6,153
190		Lincoln National Corp.	10,372
120		Loews Corp.	12,144
485		Marsh & McLennan Cos., Inc.	14,240
130		MBIA, Inc.	7,817
850		Metlife, Inc.	41,115
120		MGIC Investment Corp.	7,996
330		Principal Financial Group	16,104
180		Progressive Corp.	18,767
600		Prudential Financial, Inc.	45,486
110		Safeco Corp.	5,523
580		St. Paul Cos.	24,238
90		Torchmark Corp.	5,139
280		UnumProvident Corp.	5,734
50	@@	XL Capital Ltd	3,206
			416,005
		Internet: 0.1%
450	@	Amazon.com, Inc.	16,430
1,000	@	eBay, Inc.	39,060
100	@	Monster Worldwide, Inc.	4,986
894	@	Symantec Corp.	15,046
200	@	VeriSign, Inc.	4,798
220	@	Yahoo!, Inc.	7,097
			87,417
		Iron/Steel: 0.1%
230		Nucor Corp.	24,102
110		United States Steel Corp.	6,675
			30,777
		Leisure Time: 0.1%
120		Brunswick Corp.	4,663
370		Carnival Corp.	17,527
260		Harley-Davidson, Inc.	13,489
20		Sabre Holdings Corp.	471
			36,150

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

		Lodging: 0.1%
300		Hilton Hotels Corp.	$7,638
180		Marriott International, Inc.	12,348
160		Starwood Hotels & Resorts Worldwide, Inc.	10,837
			30,823
		Machinery — Construction & Mining: 0.1%
550		Caterpillar, Inc.	39,496
			39,496
		Machinery — Diversified: 0.1%
60		Cummins, Inc.	6,306
200		Deere & Co.	15,810
140		Rockwell Automation, Inc.	10,067
			32,183
		Media: 0.3%
480		Clear Channel Communications, Inc.	13,925
380	@	Comcast Corp.	9,941
40		Gannett Co., Inc.	2,397
540		McGraw-Hill Cos, Inc.	31,115
30		Meredith Corp.	1,674
130		New York Times Co.	3,290
2,120		News Corp., Inc.	35,213
770		Time Warner, Inc.	12,928
30		Tribune Co.	823
200	@	Univision Communications, Inc.	6,894
695	@	Viacom, Inc.	43,632
1,650		Walt Disney Co.	46,019
			207,851
		Mining: 0.1%
750		Alcoa, Inc.	22,920
280		Freeport-McMoRan Copper & Gold, Inc.	16,736
400		Newmont Mining Corp.	20,756
200		Phelps Dodge Corp.	16,106
			76,518
		Miscellaneous Manufacturing: 0.8%
640		3M Co.	48,442
80	@	Cooper Industries Ltd.	6,952
240		Danaher Corp.	15,252
170		Dover Corp.	8,255
250		Eastman Kodak Co.	7,110
120		Eaton Corp.	8,756
8,830		General Electric Co.	307,107
750		Honeywell International, Inc.	32,078
180		Illinois Tool Works, Inc.	17,336
310	@@	Ingersoll-Rand Co.	12,955
200		ITT Industries, Inc.	11,244
150		Leggett & Platt, Inc.	3,656
100		Parker Hannifin Corp.	8,061
120		Textron, Inc.	11,207
			498,411
		Office/Business Equipment: 0.0%
190		Pitney Bowes, Inc.	8,157
820	@	Xerox Corp.	12,464
			20,621

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

		Oil & Gas: 1.6%
50		Amerada Hess Corp.	$7,120
210		Anadarko Petroleum Corp.	21,212
290		Apache Corp.	18,998
310		Burlington Resources, Inc.	28,492
1,834		ChevronTexaco Corp.	106,317
1,492		ConocoPhillips	94,220
370		Devon Energy Corp.	22,633
240		EOG Resources, Inc.	17,280
8,270		Exxon Mobil Corp.	503,312
110		Kerr-McGee Corp.	10,503
320		Marathon Oil Corp.	24,374
30		Murphy Oil Corp.	1,495
120	@, @@	Nabors Industries Ltd.	8,590
490		Occidental Petroleum Corp.	45,399
60		Rowan Cos., Inc.	2,638
180		Sunoco, Inc.	13,963
800		Valero Energy Corp.	47,824
50		XTO Energy, Inc.	2,179
			976,549
		Oil & Gas Services: 0.2%
300		Baker Hughes, Inc.	20,520
430		Halliburton Co.	31,399
490		Schlumberger Ltd.	62,019
			113,938
		Packaging & Containers: 0.0%
100		Ball Corp.	4,383
100		Bemis Co.	3,158
80		Sealed Air Corp.	4,630
			12,171
		Pharmaceuticals: 0.9%
1,370		Abbott Laboratories	58,184
110		Allergan, Inc.	11,935
280		AmerisourceBergen Corp.	13,516
100	@	Barr Pharmaceuticals, Inc.	6,298
460		Cardinal Health, Inc.	34,279
400	@	Caremark Rx, Inc.	19,672
200		Eli Lilly & Co.	11,060
130	@	Express Scripts, Inc.	11,427
270	@	Forest Laboratories, Inc.	12,050
380	@	Gilead Sciences, Inc.	23,644
250	@	Hospira, Inc.	9,865
330	@	King Pharmaceuticals, Inc.	5,693
240	@	Medco Health Solutions, Inc.	13,733
2,470		Merck & Co., Inc.	87,018
190		Mylan Laboratories	4,446
6,330		Pfizer, Inc.	157,744
1,290		Schering-Plough Corp.	24,497
100	@	Watson Pharmaceuticals, Inc.	2,874
1,180		Wyeth	57,254
			565,189
		Pipelines: 0.0%
70		Kinder Morgan, Inc.	6,439
420		Williams Cos., Inc.	8,984
			15,423

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

		Real Estate Investment Trust: 0.1%
80		Apartment Investment & Management Co.	$3,752
40		Archstone-Smith Trust	1,951
20		Prologis	1,070
80		Public Storage, Inc.	6,498
180		Simon Property Group LP	15,145
			28,416
		Retail: 1.2%
160	@	Autonation, Inc.	3,448
30	@	Autozone, Inc.	2,991
280	@	Bed Bath & Beyond, Inc.	10,752
475		Best Buy Co., Inc.	26,567
180		Circuit City Stores, Inc.	4,406
560		Costco Wholesale Corp.	30,330
150		CVS Corp.	4,481
200		Darden Restaurants, Inc.	8,206
240		Dollar General Corp.	4,241
150		Family Dollar Stores, Inc.	3,990
214		Federated Department Stores	15,622
500		Gap, Inc./The	9,340
3,080		Home Depot, Inc.	130,284
300		JC Penney Co., Inc.	18,123
300	@	Kohl’s Corp.	15,903
60		Limited Brands	1,468
890		Lowe’s Cos., Inc.	57,352
1,470		McDonald’s Corp.	50,509
240		Nordstrom, Inc.	9,403
330	@	Office Depot, Inc.	12,289
90	@	Sears Holding Corp.	11,902
1,055		Staples, Inc.	26,924
890	@	Starbucks Corp.	33,500
780		Target Corp.	40,568
60		Tiffany & Co.	2,252
400		TJX Cos., Inc.	9,928
2,000		Wal-Mart Stores, Inc.	94,480
1,100		Walgreen Co.	47,443
150		Wendy’s International, Inc.	9,309
330		Yum! Brands, Inc.	16,124
			712,135
		Savings & Loans: 0.1%
240		Golden West Financial Corp.	16,296
300		Sovereign Bancorp, Inc.	6,573
860		Washington Mutual, Inc.	36,653
			59,522
		Semiconductors: 0.5%
350	@	Advanced Micro Devices, Inc.	11,606
310	@	Altera Corp.	6,398
430		Analog Devices, Inc.	16,465
1,390		Applied Materials, Inc.	24,339
360	@	Broadcom Corp.	15,538
594	@	Freescale Semiconductor, Inc.	16,495
5,060		Intel Corp.	97,911
160		Kla-Tencor Corp.	7,738
250		Linear Technology Corp.	8,770
300	@	LSI Logic Corp.	3,468

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 17.2% (continued)

250		Maxim Integrated Products	$9,288
500	@	Micron Technology, Inc.	7,360
480		National Semiconductor Corp.	13,363
120	@	Novellus Systems, Inc.	2,880
140	@	Nvidia Corp.	8,016
160	@	QLogic Corp.	3,096
1,820		Texas Instruments, Inc.	59,095
			311,826
		Software: 0.9%
430	@	Adobe Systems, Inc.	15,016
270	@	Autodesk, Inc.	10,400
470		Automatic Data Processing, Inc.	21,470
320	@	BMC Software, Inc.	6,931
414		CA, Inc.	11,265
230	@	Citrix Systems, Inc.	8,717
470	@	Compuware Corp.	3,680
250	@	Electronic Arts, Inc.	13,680
613		First Data Corp.	28,701
170	@	Fiserv, Inc.	7,234
50		IMS Health, Inc.	1,289
250	@	Intuit, Inc.	13,298
12,780		Microsoft Corp.	347,744
460	@	Novell, Inc.	3,533
3,270	@	Oracle Corp.	44,766
172	@	Parametric Technology Corp.	2,809
			540,533
		Telecommunications: 1.1%
3,256		AT&T, Inc.	88,042
370	@	Avaya, Inc.	4,181
2,060		BellSouth Corp.	71,379
170		CenturyTel, Inc.	6,650
7,070	@	Cisco Systems, Inc.	153,207
300		Citizens Communications Co.	3,981
20	@	Comverse Technology, Inc.	471
1,290	@	Corning, Inc.	34,714
2,830		Motorola, Inc.	64,835
1,430		Qualcomm, Inc.	72,372
2,581		Sprint Corp. - FON Group	66,693
460	@	Tellabs, Inc.	7,314
2,430		Verizon Communications, Inc.	82,766
			656,605
		Textiles: 0.0%
180		Cintas Corp.	7,672
			7,672
		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	5,486
330		Mattel, Inc.	5,983
			11,469
		Transportation: 0.3%
330		Burlington Northern Santa Fe Corp.	27,499
250		CSX Corp.	14,950
70		FedEx Corp.	7,906
570		Norfolk Southern Corp.	30,820
230		Union Pacific Corp.	21,440
970		United Parcel Service, Inc.	75,717
			178,332
		Total Common Stock
		(Cost $9,276,734)	10,338,498

		PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 6.6%

		Diversified Financial Services: 6.6%
$4,000,000		General Electric Capital Corp., 5.000%, due 06/15/07		$3,990,684

		Total Corporate Bonds/Notes
		(Cost $4,055,552)		3,990,684

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.1%

		Federal Home Loan Bank: 40.6%
25,000,000	S	4.890%, due 09/15/06		24,442,275
				24,442,275

		Federal Home Loan Mortgage Corporation: 10.2%
6,250,000		4.770%, due 07/15/06		6,163,450
				6,163,450

		Federal National Mortgage Association:16.3%
10,000,000		4.870%, due 09/15/06		9,777,770
				9,777,770

		Total U.S. Government Agency Obligations
		(Cost $40,531,966)		40,383,495

U.S. TREASURY OBLIGATIONS: 8.5%

		U.S. Treasury STRIPS: 8.5%
5,127,000		4.680%, due 05/15/06		5,099,449

		Total U.S. Treasury Obligations
		(Cost $5,100,226)		5,099,449

		Total Long-Term Investments
		(Cost $58,964,478)		59,812,126

SHORT-TERM INVESTMENTS: 0.6%

		Repurchase Agreement: 0.6%
349,000		Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $349,139 to be received upon repurchase (Collateralized by $368,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $356,519, due 09/15/08)		349,000

		Total Short-Term Investments
		(Cost $349,000)		349,000

		Total Investments in Securities
		(Cost $59,313,478)*	100.0%	$60,161,126
		Other Assets and Liabilities—Net	0.0	16,193
		Net Assets	100.0%	$60,177,319

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series N	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
*	Cost for federal income tax purposes is $59,514,076.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,077,967
	Gross Unrealized Depreciation	(430,917)
	Net Unrealized Appreciation	$647,050

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 9.8%

		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,250
150		Omnicom Group	12,488
			15,738
		Aerospace/Defense: 0.3%
1,060		Boeing Co.	82,606
420		General Dynamics Corp.	26,872
20		L-3 Communications Holdings, Inc.	1,716
470		Lockheed Martin Corp.	35,311
290		Northrop Grumman Corp.	19,804
590		Raytheon Co.	27,046
140		Rockwell Collins, Inc.	7,889
790		United Technologies Corp.	45,796
			247,040
		Agriculture: 0.2%
1,540		Altria Group, Inc.	109,124
820		Archer-Daniels-Midland Co.	27,593
230		Monsanto Co.	19,493
90		Reynolds America, Inc.	9,495
			165,705
		Airlines: 0.0%
540		Southwest Airlines Co.	9,715
			9,715
		Apparel: 0.1%
550	@	Coach, Inc.	19,019
100		Jones Apparel Group, Inc.	3,537
140		Liz Claiborne, Inc.	5,737
210		Nike, Inc.	17,871
70		VF Corp.	3,983
			50,147
		Auto Manufacturers: 0.0%
2,060		Ford Motor Co.	16,398
130		Paccar, Inc.	9,162
			25,560
		Auto Parts & Equipment: 0.0%
250	@	Goodyear Tire & Rubber Co.	3,620
30		Johnson Controls, Inc.	2,278
			5,898
		Banks: 0.6%
270		AmSouth Bancorp	7,304
3,624		Bank of America Corp.	165,037
640		Bank of New York	23,066
421		BB&T Corp.	16,503
190		Comerica, Inc.	11,014
90		Compass Bancshares, Inc.	4,555
50		First Horizon National Corp.	2,083

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

170		Huntington Bancshares, Inc.	$4,102
430		Keycorp	15,824
80		M&T Bank Corp.	9,131
160		Marshall & Ilsley Corp.	6,973
340		Mellon Financial Corp.	12,104
450		National City Corp.	15,705
150		Northern Trust Corp.	7,875
220		PNC Financial Services Group, Inc.	14,808
360		Regions Financial Corp.	12,661
250		State Street Corp.	15,108
300		SunTrust Banks, Inc.	21,828
260		Synovus Financial Corp.	7,043
1,510		US BanCorp.	46,055
1,258		Wachovia Corp.	70,511
1,280		Wells Fargo & Co.	81,754
70		Zions Bancorporation	5,791
			576,835
		Beverages: 0.3%
610		Anheuser-Busch Cos., Inc.	26,090
70		Brown-Forman Corp.	5,388
2,590		Coca-Cola Co.	108,443
270		Coca-Cola Enterprises, Inc.	5,492
140	@	Constellation Brands, Inc.	3,507
150		Pepsi Bottling Group, Inc.	4,559
2,110		PepsiCo, Inc.	121,937
			275,416
		Biotechnology: 0.1%
954	@	Amgen, Inc.	69,404
260	@	Biogen Idec, Inc.	12,246
90	@	Chiron Corp.	4,123
190	@	Genzyme Corp.	12,772
40	@	Millipore Corp.	2,922
			101,467
		Building Materials: 0.0%
150		American Standard Cos, Inc.	6,429
350		Masco Corp.	11,372
120		Vulcan Materials Co.	10,398
			28,199
		Chemicals: 0.1%
170		Air Products & Chemicals, Inc.	11,422
790		Dow Chemical Co.	32,074
10		Eastman Chemical Co.	512
180		Ecolab, Inc.	6,876
710		EI Du Pont de Nemours & Co.	29,969
50		Engelhard Corp.	1,981
110		International Flavors & Fragrances, Inc.	3,775
130		PPG Industries, Inc.	8,236
300		Praxair, Inc.	16,545
170		Rohm & Haas Co.	8,308
110		Sherwin-Williams Co.	5,438
50		Sigma-Aldrich Corp.	3,290
28	@	Tronox, Inc.	480
			128,906

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

		Commercial Services: 0.1%
110	@	Apollo Group, Inc.	$5,776
160		Cendant Corp.	2,776
190		Equifax, Inc.	7,076
260		H&R Block, Inc.	5,629
430		McKesson Corp.	22,416
190		Moody’s Corp.	13,577
290		Paychex, Inc.	12,081
130		Robert Half International, Inc.	5,019
170		RR Donnelley & Sons Co.	5,562
			79,912
		Computers: 0.5%
100	@	Affiliated Computer Services, Inc.	5,966
640	@	Apple Computer, Inc.	40,141
140	@	Computer Sciences Corp.	7,777
1,830	@	Dell, Inc.	54,461
400		Electronic Data Systems Corp.	10,732
1,860		EMC Corp.	25,352
3,789		Hewlett-Packard Co.	124,658
1,620		International Business Machines Corp.	133,601
90	@	Lexmark International, Inc.	4,084
220	@	NCR Corp.	9,194
270	@	Network Appliance, Inc.	9,728
460	@	Unisys Corp.	3,169
			428,863
		Cosmetics/Personal Care: 0.3%
65		Alberto-Culver Co.	2,875
400		Colgate-Palmolive Co.	22,840
90		Estee Lauder Cos., Inc.	3,347
4,131		Procter & Gamble Co.	238,028
			267,090
		Distribution/Wholesale: 0.0%
186		Genuine Parts Co.	8,152
60		WW Grainger, Inc.	4,521
			12,673
		Diversified Financial Services: 0.9%
950		American Express Co.	49,923
204		Ameriprise Financial, Inc.	9,192
90		Bear Stearns Cos, Inc./The	12,483
230		Capital One Financial Corp.	18,520
820		Charles Schwab Corp./The	14,112
210		CIT Group, Inc.	11,239
3,900		Citigroup, Inc.	184,197
458		Countrywide Financial Corp.	16,809
270	@	E*Trade Financial Corp.	7,285
740		Fannie Mae	38,036
50		Federated Investors, Inc.	1,953
120		Franklin Resources, Inc.	11,309
530		Freddie Mac	32,330
570		Goldman Sachs Group, Inc.	89,467
170		Janus Capital Group, Inc.	3,939
2,720		JPMorgan Chase & Co.	113,261
360		Lehman Brothers Holdings, Inc.	52,031
710		Merrill Lynch & Co., Inc.	55,920
1,120		Morgan Stanley	70,358
330		SLM Corp.	17,140
90		T. Rowe Price Group, Inc.	7,039
			816,543

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

		Electric: 0.2%
540	@	AES Corp.	$9,212
120	@	Allegheny Energy, Inc.	4,062
490		American Electric Power Co., Inc.	16,670
360		CenterPoint Energy Resources Corp.	4,295
160		Cinergy Corp.	7,266
310	@	CMS Energy Corp.	4,015
210		Consolidated Edison, Inc.	9,135
150		Constellation Energy Group, Inc.	8,207
70		Dominion Resources, Inc.	4,832
140		DTE Energy Co.	5,613
800		Duke Energy Corp.	23,320
260		Edison International	10,707
100		Exelon Corp.	5,290
380		FirstEnergy Corp.	18,582
310		FPL Group, Inc.	12,443
310		Pacific Gas & Electric Co.	12,059
90		Pinnacle West Capital Corp.	3,519
360		PPL Corp.	10,584
200		Progress Energy, Inc.	8,796
230		Public Service Enterprise Group, Inc.	14,729
310		TECO Energy, Inc.	4,997
680		TXU Corp.	30,437
60		Xcel Energy, Inc.	1,089
			229,859
		Electrical Components & Equipment: 0.1%
430		Emerson Electric Co.	35,961
110		Molex, Inc.	3,652
			39,613
		Electronics: 0.1%
560	@	Agilent Technologies, Inc.	21,028
210		Applera Corp. - Applied Biosystems Group	5,699
140	@	Jabil Circuit, Inc.	6,000
140		PerkinElmer, Inc.	3,286
390	@	Sanmina-SCI Corp.	1,599
1,320	@	Solectron Corp.	5,280
120	@	Thermo Electron Corp.	4,451
130	@	Waters Corp.	5,610
			52,953
		Engineering & Construction: 0.0%
110		Fluor Corp.	9,438
			9,438
		Entertainment: 0.0%
270		International Game Technology	9,509
			9,509
		Environmental Control: 0.0%
420		Waste Management, Inc.	14,826
			14,826
		Food: 0.1%
270		Albertson’s, Inc.	6,931
240		Campbell Soup Co.	7,776
410		ConAgra Foods, Inc.	8,799
450		General Mills, Inc.	22,806

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

270		HJ Heinz Co.	$10,238
210		Kellogg Co.	9,248
530	@	Kroger Co.	10,791
160		McCormick & Co., Inc.	5,418
340		Safeway, Inc.	8,541
603		Sara Lee Corp.	10,782
190		Supervalu, Inc.	5,856
110		Whole Foods Market, Inc.	7,308
160		WM Wrigley Jr. Co.	10,240
			124,734
		Forest Products & Paper: 0.0%
80		International Paper Co.	2,766
90		Louisiana-Pacific Corp.	2,448
160		MeadWestvaco Corp.	4,370
30		Plum Creek Timber Co., Inc.	1,108
90		Temple-Inland, Inc.	4,010
200		Weyerhaeuser Co.	14,486
			29,188
		Gas: 0.0%
30		KeySpan Corp.	1,226
400		Sempra Energy	18,584
			19,810
		Hand/Machine Tools: 0.0%
60		Black & Decker Corp.	5,213
20		Snap-On, Inc.	762
100		Stanley Works	5,066
			11,041
		Healthcare — Products: 0.3%
40		Bausch & Lomb, Inc.	2,548
460		Baxter International, Inc.	17,853
210		Becton Dickinson & Co.	12,932
470	@	Boston Scientific Corp.	10,834
120		CR Bard, Inc.	8,137
260		Guidant Corp.	20,296
2,270		Johnson & Johnson	134,429
970		Medtronic, Inc.	49,228
280		St. Jude Medical, Inc.	11,480
220		Stryker Corp.	9,755
190	@	Zimmer Holdings, Inc.	12,844
			290,336
		Healthcare — Services: 0.2%
600		Aetna, Inc.	29,484
170	@	Coventry Health Care, Inc.	9,177
230	@	Humana, Inc.	12,110
100	@	Laboratory Corp. of America Holdings	5,848
80		Quest Diagnostics	4,104
1,420		UnitedHealth Group, Inc.	79,321
680	@	WellPoint, Inc.	52,652
			192,696
		Home Builders: 0.0%
100		Lennar Corp.	6,038
			6,038

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

		Home Furnishings: 0.0%
50		Harman International Industries, Inc.	$5,557
50		Whirlpool Corp.	4,574
			10,131
		Household Products/Wares: 0.0%
80		Avery Dennison Corp.	4,678
20		Clorox Co.	1,197
110		Fortune Brands, Inc.	8,869
390		Kimberly-Clark Corp.	22,542
			37,286
		Housewares: 0.0%
210		Newell Rubbermaid, Inc.	5,290
			5,290
		Insurance: 0.4%
240	@@	ACE Ltd.	12,482
380		Aflac, Inc.	17,149
520		Allstate Corp.	27,097
80		AMBAC Financial Group, Inc.	6,368
400		American International Group, Inc.	26,436
240		AON Corp.	9,962
210		Chubb Corp.	20,042
130		Cigna Corp.	16,981
141		Cincinnati Financial Corp.	5,932
290		Genworth Financial, Inc.	9,695
230		Hartford Financial Services Group, Inc.	18,527
100		Jefferson-Pilot Corp.	5,594
190		Lincoln National Corp.	10,372
110		Loews Corp.	11,132
425		Marsh & McLennan Cos., Inc.	12,478
110		MBIA, Inc.	6,614
790		Metlife, Inc.	38,212
120		MGIC Investment Corp.	7,996
300		Principal Financial Group	14,640
160		Progressive Corp.	16,682
520		Prudential Financial, Inc.	39,421
100		Safeco Corp.	5,021
530		St. Paul Cos.	22,149
80		Torchmark Corp.	4,568
230		UnumProvident Corp.	4,710
			370,260
		Internet: 0.1%
410	@	Amazon.com, Inc.	14,969
890	@	eBay, Inc.	34,763
50	@	Monster Worldwide, Inc.	2,493
839	@	Symantec Corp.	14,120
40	@	VeriSign, Inc.	960
200	@	Yahoo!, Inc.	6,452
			73,757
		Iron/Steel: 0.0%
210		Nucor Corp.	22,006
90		United States Steel Corp.	5,461
			27,467
		Leisure Time: 0.0%
110		Brunswick Corp.	4,275
340		Carnival Corp.	16,106

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

230		Harley-Davidson, Inc.	$11,932
20		Sabre Holdings Corp.	471
			32,784
		Lodging: 0.0%
280		Hilton Hotels Corp.	7,129
160		Marriott International, Inc.	10,976
170		Starwood Hotels & Resorts Worldwide, Inc.	11,514
			29,619
		Machinery — Construction & Mining: 0.0%
520		Caterpillar, Inc.	37,341
			37,341
		Machinery — Diversified: 0.0%
40		Cummins, Inc.	4,204
190		Deere & Co.	15,020
130		Rockwell Automation, Inc.	9,348
			28,572
		Media: 0.2%
440		Clear Channel Communications, Inc.	12,764
330	@	Comcast Corp.	8,633
40		Gannett Co., Inc.	2,397
490		McGraw-Hill Cos, Inc.	28,234
50		Meredith Corp.	2,790
120		New York Times Co.	3,037
1,940		News Corp., Inc.	32,223
700		Time Warner, Inc.	11,753
40		Tribune Co.	1,097
180	@	Univision Communications, Inc.	6,205
635	@	Viacom, Inc.	39,865
1,500		Walt Disney Co.	41,835
			190,833
		Mining: 0.1%
680		Alcoa, Inc.	20,781
260		Freeport-McMoRan Copper & Gold, Inc.	15,540
340		Newmont Mining Corp.	17,643
180		Phelps Dodge Corp.	14,495
			68,459
		Miscellaneous Manufacturing: 0.5%
590		3M Co.	44,657
70	@	Cooper Industries Ltd.	6,083
220		Danaher Corp.	13,981
150		Dover Corp.	7,284
220		Eastman Kodak Co.	6,257
120		Eaton Corp.	8,756
8,070		General Electric Co.	280,675
690		Honeywell International, Inc.	29,511
170		Illinois Tool Works, Inc.	16,373
260	@@	Ingersoll-Rand Co.	10,865
140		ITT Industries, Inc.	7,871
140		Leggett & Platt, Inc.	3,412
100		Parker Hannifin Corp.	8,061
110		Textron, Inc.	10,273
			454,059

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

		Office/Business Equipment: 0.0%
180		Pitney Bowes, Inc.	$7,727
730	@	Xerox Corp.	11,096
			18,823
		Oil & Gas: 0.9%
50		Amerada Hess Corp.	7,120
150		Anadarko Petroleum Corp.	15,152
224		Apache Corp.	14,674
280		Burlington Resources, Inc.	25,735
1,663		ChevronTexaco Corp.	96,404
1,392		ConocoPhillips	87,905
320		Devon Energy Corp.	19,574
220		EOG Resources, Inc.	15,840
7,670		Exxon Mobil Corp.	466,796
140		Kerr-McGee Corp.	13,367
260		Marathon Oil Corp.	19,804
30		Murphy Oil Corp.	1,495
110	@, @@	Nabors Industries Ltd.	7,874
420		Occidental Petroleum Corp.	38,913
60		Rowan Cos., Inc.	2,638
180		Sunoco, Inc.	13,963
790		Valero Energy Corp.	47,226
50		XTO Energy, Inc.	2,179
			896,659
		Oil & Gas Services: 0.1%
240		Baker Hughes, Inc.	16,416
370		Halliburton Co.	27,017
440		Schlumberger Ltd.	55,691
			99,124
		Packaging & Containers: 0.0%
90		Ball Corp.	3,945
100		Sealed Air Corp.	5,787
			9,732
		Pharmaceuticals: 0.6%
1,250		Abbott Laboratories	53,088
100		Allergan, Inc.	10,850
300		AmerisourceBergen Corp.	14,481
80	@	Barr Pharmaceuticals, Inc.	5,038
440		Cardinal Health, Inc.	32,789
360	@	Caremark Rx, Inc.	17,705
170		Eli Lilly & Co.	9,401
190	@	Express Scripts, Inc.	16,701
250	@	Forest Laboratories, Inc.	11,158
350	@	Gilead Sciences, Inc.	21,777
200	@	Hospira, Inc.	7,892
350	@	King Pharmaceuticals, Inc.	6,038
247	@	Medco Health Solutions, Inc.	14,133
2,280		Merck & Co., Inc.	80,324
170		Mylan Laboratories	3,978
5,632		Pfizer, Inc.	140,349
1,180		Schering-Plough Corp.	22,408
90	@	Watson Pharmaceuticals, Inc.	2,587
1,080		Wyeth	52,402
			523,099
		Pipelines: 0.0%
60		Kinder Morgan, Inc.	5,519
350		Williams Cos., Inc.	7,487
			13,006

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

		Real Estate Investment Trust: 0.0%
20		Apartment Investment & Management Co.	$938
30		Archstone-Smith Trust	1,463
40		Prologis	2,140
70		Public Storage, Inc.	5,686
160		Simon Property Group LP	13,462
			23,689
		Retail: 0.7%
140	@	Autonation, Inc.	3,017
40	@	Autozone, Inc.	3,988
240	@	Bed Bath & Beyond, Inc.	9,216
430		Best Buy Co., Inc.	24,050
150		Circuit City Stores, Inc.	3,672
490		Costco Wholesale Corp.	26,538
120		CVS Corp.	3,584
200		Darden Restaurants, Inc.	8,206
220		Dollar General Corp.	3,887
70		Family Dollar Stores, Inc.	1,862
218		Federated Department Stores	15,914
610		Gap, Inc./The	11,395
2,800		Home Depot, Inc.	118,440
270		JC Penney Co., Inc.	16,311
270	@	Kohl’s Corp.	14,313
50		Limited Brands	1,223
820		Lowe’s Cos., Inc.	52,841
1,650		McDonald’s Corp.	56,694
170		Nordstrom, Inc.	6,661
310	@	Office Depot, Inc.	11,544
80	@	Sears Holding Corp.	10,579
950		Staples, Inc.	24,244
1,000	@	Starbucks Corp.	37,640
660		Target Corp.	34,327
50		Tiffany & Co.	1,877
380		TJX Cos., Inc.	9,432
1,850		Wal-Mart Stores, Inc.	87,394
1,010		Walgreen Co.	43,561
90		Wendy’s International, Inc.	5,585
290		Yum! Brands, Inc.	14,169
			662,164
		Savings & Loans: 0.1%
220		Golden West Financial Corp.	14,938
280		Sovereign Bancorp, Inc.	6,135
772		Washington Mutual, Inc.	32,903
			53,976
		Semiconductors: 0.3%
310	@	Advanced Micro Devices, Inc.	10,280
290	@	Altera Corp.	5,986
380		Analog Devices, Inc.	14,550
1,270		Applied Materials, Inc.	22,238
330	@	Broadcom Corp.	14,243
532	@	Freescale Semiconductor, Inc.	14,774
4,650		Intel Corp.	89,978
140		Kla-Tencor Corp.	6,770
230		Linear Technology Corp.	8,068

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 9.8% (continued)

280	@	LSI Logic Corp.	$3,237
230		Maxim Integrated Products	8,545
480	@	Micron Technology, Inc.	7,066
430		National Semiconductor Corp.	11,971
50	@	Novellus Systems, Inc.	1,200
120	@	Nvidia Corp.	6,871
120	@	QLogic Corp.	2,322
1,660		Texas Instruments, Inc.	53,900
			281,999
		Software: 0.5%
400	@	Adobe Systems, Inc.	13,968
250	@	Autodesk, Inc.	9,630
450		Automatic Data Processing, Inc.	20,556
320	@	BMC Software, Inc.	6,931
380		CA, Inc.	10,340
210	@	Citrix Systems, Inc.	7,959
560	@	Compuware Corp.	4,385
230	@	Electronic Arts, Inc.	12,586
580		First Data Corp.	27,156
150	@	Fiserv, Inc.	6,383
30		IMS Health, Inc.	773
230	@	Intuit, Inc.	12,234
10,690		Microsoft Corp.	290,875
490	@	Novell, Inc.	3,763
2,990	@	Oracle Corp.	40,933
160	@	Parametric Technology Corp.	2,613
			471,085
		Telecommunications: 0.6%
2,989		AT&T, Inc.	80,823
320	@	Avaya, Inc.	3,616
1,900		BellSouth Corp.	65,835
100		CenturyTel, Inc.	3,912
6,460	@	Cisco Systems, Inc.	139,988
250		Citizens Communications Co.	3,318
30	@	Comverse Technology, Inc.	706
1,180	@	Corning, Inc.	31,754
2,590		Motorola, Inc.	59,337
1,310		Qualcomm, Inc.	66,299
2,357		Sprint Corp. - FON Group	60,905
530	@	Tellabs, Inc.	8,427
2,220		Verizon Communications, Inc.	75,613
			600,533
		Textiles: 0.0%
110		Cintas Corp.	4,688
			4,688
		Toys/Games/Hobbies: 0.0%
240		Hasbro, Inc.	5,064
310		Mattel, Inc.	5,620
			10,684
		Transportation: 0.2%
320		Burlington Northern Santa Fe Corp.	26,666
170		CSX Corp.	10,166
50		FedEx Corp.	5,647
540		Norfolk Southern Corp.	29,198
200		Union Pacific Corp.	18,655

	PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 9.8% (continued)

840	United Parcel Service, Inc.	$66,679
		157,011
	Total Common Stock
	(Cost $8,537,986)	9,457,878

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.0%

	Federal Home Loan Mortgage Corporation: 25.2%
$6,250,000	4.920%, due 01/15/07		$6,011,919
18,970,000	5.060%, due 01/26/07		18,200,330
			24,212,249

	Federal National Mortgage Association: 30.2%
30,000,000	5.040%, due 12/15/06		28,950,270
			28,950,270

	Other U.S. Government Agency Obligations: 16.6%
13,420,000	FICO STRIP,4.800%, due 09/07/06		13,139,522
2,894,000	FICO STRIP,4.900%, due 12/27/06		2,790,994
			15,930,516

	Total U.S. Government Agency Obligations
	(Cost $69,639,477)		69,093,035

U.S. TREASURY OBLIGATIONS: 3.6%

	U.S. Treasury STRIP: 3.6%
3,549,000	4.870%, due 11/15/06		3,444,620

	Total U.S. Treasury Obligations
	(Cost $3,446,899)		3,444,620

OTHER BONDS: 13.9%

	Sovereign: 13.9%
1,113,000	Israel Trust, 4.800%, due 11/15/06		1,080,033
12,673,000	Turkey Trust, 4.800%, due 11/15/06		12,297,626
	(Cost $13,430,791)		13,377,659

	Total Long-Term Investments
	(Cost $95,055,153)		95,373,192

SHORT-TERM INVESTMENTS: 0.8%

	Repurchase Agreement: 0.8%
780,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $780,312 to be received upon repurchase (Collateralized by $815,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $801,382, due 03/08/12)		780,000

	Total Short-Term Investments
	(Cost $780,000)		780,000

	Total Investments in Securities
	(Cost $95,835,153)*	100.1%	$96,153,192
	Other Assets and Liabilities—Net	(0.1)	(96,669)
	Net Assets	100.0%	$96,056,523

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $95,943,363.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,025,135
	Gross Unrealized Depreciation	(815,306)
	Net Unrealized Appreciation	$209,829

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 20.1%

		Advertising: 0.0%
750	@	Interpublic Group of Cos., Inc.	$7,170
300		Omnicom Group	24,975
			32,145
		Aerospace/Defense: 0.5%
2,500		Boeing Co.	194,825
900		General Dynamics Corp.	57,582
150		L-3 Communications Holdings, Inc.	12,869
1,090		Lockheed Martin Corp.	81,892
624		Northrop Grumman Corp.	42,613
995		Raytheon Co.	45,611
350		Rockwell Collins, Inc.	19,723
1,860		United Technologies Corp.	107,824
			562,939
		Agriculture: 0.4%
3,560		Altria Group, Inc.	252,262
1,880		Archer-Daniels-Midland Co.	63,262
440		Monsanto Co.	37,290
300		Reynolds America, Inc.	31,650
			384,464
		Airlines: 0.0%
1,300		Southwest Airlines Co.	23,387
			23,387
		Apparel: 0.1%
1,200	@	Coach, Inc.	41,496
240		Jones Apparel Group, Inc.	8,489
330		Liz Claiborne, Inc.	13,523
470		Nike, Inc.	39,997
220		VF Corp.	12,518
			116,023
		Auto Manufacturers: 0.1%
5,620		Ford Motor Co.	44,735
200	@	Navistar International Corp.	5,516
300		Paccar, Inc.	21,144
			71,395
		Auto Parts & Equipment: 0.0%
630	@	Goodyear Tire & Rubber Co.	9,122
80		Johnson Controls, Inc.	6,074
			15,196
		Banks: 1.2%
800		AmSouth Bancorp	21,640
8,372		Bank of America Corp.	381,261
1,450		Bank of New York	52,258
976		BB&T Corp.	38,259
500		Comerica, Inc.	28,985
150		Compass Bancshares, Inc.	7,592

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

130		First Horizon National Corp.	$5,415
350		Huntington Bancshares, Inc.	8,446
940		Keycorp	34,592
150		M&T Bank Corp.	17,121
370		Marshall & Ilsley Corp.	16,125
850		Mellon Financial Corp.	30,260
1,080		National City Corp.	37,692
350		Northern Trust Corp.	18,375
550		PNC Financial Services Group, Inc.	37,021
800		Regions Financial Corp.	28,136
630		State Street Corp.	38,071
660		SunTrust Banks, Inc.	48,022
632		Synovus Financial Corp.	17,121
3,220		US BanCorp.	98,210
2,915		Wachovia Corp.	163,386
3,000		Wells Fargo & Co.	191,610
200		Zions Bancorporation	16,546
			1,336,144
		Beverages: 0.6%
1,460		Anheuser-Busch Cos., Inc.	62,444
200		Brown-Forman Corp.	15,394
5,980		Coca-Cola Co.	250,383
600		Coca-Cola Enterprises, Inc.	12,204
300	@	Constellation Brands, Inc.	7,515
480		Pepsi Bottling Group, Inc.	14,587
4,830		PepsiCo, Inc.	279,126
			641,653
		Biotechnology: 0.2%
2,226	@	Amgen, Inc.	161,942
600	@	Biogen Idec, Inc.	28,260
200	@	Chiron Corp.	9,162
440	@	Genzyme Corp.	29,577
100	@	Millipore Corp.	7,306
			236,247
		Building Materials: 0.0%
320		American Standard Cos, Inc.	13,715
800		Masco Corp.	25,992
150		Vulcan Materials Co.	12,998
			52,705
		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	33,595
1,800		Dow Chemical Co.	73,080
150		Eastman Chemical Co.	7,677
430		Ecolab, Inc.	16,426
1,700		EI Du Pont de Nemours & Co.	71,757
250		Engelhard Corp.	9,903
200		International Flavors & Fragrances, Inc.	6,864
340		PPG Industries, Inc.	21,539
680		Praxair, Inc.	37,502
470		Rohm & Haas Co.	22,969
300		Sherwin-Williams Co.	14,832
150		Sigma-Aldrich Corp.	9,869
50	@	Tronox, Inc.	856
			326,869

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Commercial Services: 0.2%
300	@	Apollo Group, Inc.	$15,753
400		Cendant Corp.	6,940
310		Equifax, Inc.	11,544
600		H&R Block, Inc.	12,990
950		McKesson Corp.	49,524
500		Moody’s Corp.	35,730
600		Paychex, Inc.	24,996
350		Robert Half International, Inc.	13,514
350		RR Donnelley & Sons Co.	11,452
			182,443
		Computers: 0.9%
150	@	Affiliated Computer Services, Inc.	8,949
1,490	@	Apple Computer, Inc.	93,453
350	@	Computer Sciences Corp.	19,443
4,280	@	Dell, Inc.	127,373
950		Electronic Data Systems Corp.	25,489
4,350		EMC Corp.	59,291
8,787		Hewlett-Packard Co.	289,092
3,710		International Business Machines Corp.	305,964
150	@	Lexmark International, Inc.	6,807
350	@	NCR Corp.	14,627
550	@	Network Appliance, Inc.	19,817
800	@	Unisys Corp.	5,512
			975,817
		Cosmetics/Personal Care: 0.6%
200		Alberto-Culver Co.	8,846
950		Colgate-Palmolive Co.	54,245
200		Estee Lauder Cos., Inc.	7,438
9,574		Procter & Gamble Co.	551,654
			622,183
		Distribution/Wholesale: 0.0%
438		Genuine Parts Co.	19,198
100		WW Grainger, Inc.	7,535
			26,733
		Diversified Financial Services: 1.7%
2,160		American Express Co.	113,508
492		Ameriprise Financial, Inc.	22,170
230		Bear Stearns Cos, Inc.	31,901
520		Capital One Financial Corp.	41,870
1,850		Charles Schwab Corp.	31,839
370		CIT Group, Inc.	19,802
9,070		Citigroup, Inc.	428,376
1,098		Countrywide Financial Corp.	40,297
600	@	E*Trade Financial Corp.	16,188
1,730		Fannie Mae	88,922
200		Federated Investors, Inc.	7,810
250		Franklin Resources, Inc.	23,560
1,200		Freddie Mac	73,200
1,050		Goldman Sachs Group, Inc.	164,808
400		Janus Capital Group, Inc.	9,268
6,300		JPMorgan Chase & Co.	262,332
810		Lehman Brothers Holdings, Inc.	117,069
1,680		Merrill Lynch & Co., Inc.	132,317
2,600		Morgan Stanley	163,332
810		SLM Corp.	42,071
250		T. Rowe Price Group, Inc.	19,553
			1,850,193

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Electric: 0.5%
1,270	@	AES Corp.	$21,666
250	@	Allegheny Energy, Inc.	8,463
1,120		American Electric Power Co., Inc.	38,102
550		CenterPoint Energy Resources Corp.	6,562
400		Cinergy Corp.	18,164
700	@	CMS Energy Corp.	9,065
450		Consolidated Edison, Inc.	19,575
350		Constellation Energy Group, Inc.	19,149
100		Dominion Resources, Inc.	6,903
300		DTE Energy Co.	12,027
1,850		Duke Energy Corp.	53,928
550		Edison International	22,649
100		Entergy Corp.	6,894
200		Exelon Corp.	10,580
850		FirstEnergy Corp.	41,565
900		FPL Group, Inc.	36,126
670		Pacific Gas & Electric Co.	26,063
200		Pinnacle West Capital Corp.	7,820
800		PPL Corp.	23,520
500		Progress Energy, Inc.	21,990
500		Public Service Enterprise Group, Inc.	32,020
700		TECO Energy, Inc.	11,284
1,550		TXU Corp.	69,378
100		Xcel Energy, Inc.	1,815
			525,308
		Electrical Components & Equipment: 0.1%
1,030		Emerson Electric Co.	86,139
300		Molex, Inc.	9,960
			96,099
		Electronics: 0.1%
1,000	@	Agilent Technologies, Inc.	37,550
540		Applera Corp. - Applied Biosystems Group	14,656
360	@	Jabil Circuit, Inc.	15,430
150		PerkinElmer, Inc.	3,521
930	@	Sanmina-SCI Corp.	3,813
2,240	@	Solectron Corp.	8,960
300	@	Thermo Electron Corp.	11,127
250	@	Waters Corp.	10,788
			105,845
		Engineering & Construction: 0.0%
250		Fluor Corp.	21,450
			21,450
		Entertainment: 0.0%
850		International Game Technology	29,937
			29,937
		Environmental Control: 0.0%
1,020		Waste Management, Inc.	36,006
			36,006
		Food: 0.3%
600		Albertson’s, Inc.	15,402
350		Campbell Soup Co.	11,340

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

950		ConAgra Foods, Inc.	$20,387
1,000		General Mills, Inc.	50,680
550		HJ Heinz Co.	20,856
470		Kellogg Co.	20,699
1,250	@	Kroger Co.	25,450
300		McCormick & Co., Inc.	10,158
850		Safeway, Inc.	21,352
1,361		Sara Lee Corp.	24,335
450		Supervalu, Inc.	13,869
200		Whole Foods Market, Inc.	13,288
400		WM Wrigley Jr. Co.	25,600
			273,416
		Forest Products & Paper: 0.1%
200		International Paper Co.	6,914
250		Louisiana-Pacific Corp.	6,800
450		MeadWestvaco Corp.	12,290
100		Plum Creek Timber Co., Inc.	3,693
200		Temple-Inland, Inc.	8,910
500		Weyerhaeuser Co.	36,215
			74,822
		Gas: 0.1%
300		KeySpan Corp.	12,261
930		Sempra Energy	43,208
			55,469
		Hand/Machine Tools: 0.0%
180		Black & Decker Corp.	15,640
100		Snap-On, Inc.	3,812
230		Stanley Works	11,652
			31,104
		Healthcare — Products: 0.6%
100		Bausch & Lomb, Inc.	6,370
1,050		Baxter International, Inc.	40,751
500		Becton Dickinson & Co.	30,790
1,080	@	Boston Scientific Corp.	24,894
200		CR Bard, Inc.	13,562
560		Guidant Corp.	43,714
5,300		Johnson & Johnson	313,866
2,210		Medtronic, Inc.	112,158
760		St. Jude Medical, Inc.	31,160
500		Stryker Corp.	22,170
400	@	Zimmer Holdings, Inc.	27,040
			666,475
		Healthcare — Services: 0.4%
1,380		Aetna, Inc.	67,813
525	@	Coventry Health Care, Inc.	28,340
500	@	Humana, Inc.	26,325
200	@	Laboratory Corp. of America Holdings	11,696
250		Quest Diagnostics	12,825
3,290		UnitedHealth Group, Inc.	183,779
1,590	@	WellPoint, Inc.	123,114
			453,892
		Home Builders: 0.0%
200		Lennar Corp.	12,076
			12,076

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	$11,113
170		Whirlpool Corp.	15,550
			26,663
		Household Products/Wares: 0.1%
40		Clorox Co.	2,394
230		Fortune Brands, Inc.	18,545
930		Kimberly-Clark Corp.	53,754
			74,693
		Housewares: 0.0%
550		Newell Rubbermaid, Inc.	13,855
			13,855
		Insurance: 0.8%
620	@@	ACE Ltd.	32,246
910		Aflac, Inc.	41,068
1,200		Allstate Corp.	62,532
230		AMBAC Financial Group, Inc.	18,308
950		American International Group, Inc.	62,786
550		AON Corp.	22,831
480		Chubb Corp.	45,811
320		Cigna Corp.	41,798
301		Cincinnati Financial Corp.	12,663
700		Genworth Financial, Inc.	23,401
500		Hartford Financial Services Group, Inc.	40,275
230		Jefferson-Pilot Corp.	12,866
500		Lincoln National Corp.	27,295
270		Loews Corp.	27,324
943		Marsh & McLennan Cos., Inc.	27,686
220		MBIA, Inc.	13,229
1,810		Metlife, Inc.	87,550
200		MGIC Investment Corp.	13,326
710		Principal Financial Group	34,648
320		Progressive Corp.	33,363
1,170		Prudential Financial, Inc.	88,698
400		Safeco Corp.	20,084
1,220		St. Paul Cos.	50,984
250		Torchmark Corp.	14,275
600		UnumProvident Corp.	12,288
100	@@	XL Capital Ltd	6,411
			873,746
		Internet: 0.2%
900	@	Amazon.com, Inc.	32,859
2,100	@	eBay, Inc.	82,026
200	@	Monster Worldwide, Inc.	9,972
1,921	@	Symantec Corp.	32,330
100	@	VeriSign, Inc.	2,399
450	@	Yahoo!, Inc.	14,517
			174,103
		Iron/Steel: 0.1%
430		Nucor Corp.	45,060
170		United States Steel Corp.	10,316
			55,376

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Leisure Time: 0.1%
210		Brunswick Corp.	$8,161
800		Carnival Corp.	37,896
530		Harley-Davidson, Inc.	27,496
300		Sabre Holdings Corp.	7,059
			80,612
		Lodging: 0.1%
800		Hilton Hotels Corp.	20,368
290		Marriott International, Inc.	19,894
450		Starwood Hotels & Resorts Worldwide, Inc.	30,479
			70,741
		Machinery — Construction & Mining: 0.1%
1,200		Caterpillar, Inc.	86,172
			86,172
		Machinery — Diversified: 0.1%
50		Cummins, Inc.	5,255
400		Deere & Co.	31,620
280		Rockwell Automation, Inc.	20,135
			57,010
		Media: 0.4%
1,000		Clear Channel Communications, Inc.	29,010
750	@	Comcast Corp.	19,620
200		EW Scripps Co.	8,942
110		Gannett Co., Inc.	6,591
1,070		McGraw-Hill Cos, Inc.	61,653
70		Meredith Corp.	3,905
200		New York Times Co.	5,062
4,850		News Corp., Inc.	80,559
1,650		Time Warner, Inc.	27,704
90		Tribune Co.	2,469
400	@	Univision Communications, Inc.	13,788
2,930	@	Viacom, Inc.	91,973
3,450		Walt Disney Co.	96,221
			447,497
		Mining: 0.1%
1,600		Alcoa, Inc.	48,896
560		Freeport-McMoRan Copper & Gold, Inc.	33,471
800		Newmont Mining Corp.	41,512
400		Phelps Dodge Corp.	32,212
			156,091
		Miscellaneous Manufacturing: 1.0%
1,380		3M Co.	104,452
200	@	Cooper Industries Ltd.	17,380
520		Danaher Corp.	33,046
350		Dover Corp.	16,996
500		Eastman Kodak Co.	14,220
300		Eaton Corp.	21,891
18,670		General Electric Co.	649,343
1,590		Honeywell International, Inc.	68,004
350		Illinois Tool Works, Inc.	33,709
630	@@	Ingersoll-Rand Co.	26,328
280		ITT Industries, Inc.	15,742
300		Leggett & Platt, Inc.	7,311
230		Parker Hannifin Corp.	18,540
230		Textron, Inc.	21,480
			1,048,442

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Office/Business Equipment: 0.0%
390		Pitney Bowes, Inc.	$16,743
1,740	@	Xerox Corp.	26,448
			43,191
		Oil & Gas: 1.9%
120		Amerada Hess Corp.	17,088
450		Anadarko Petroleum Corp.	45,455
556		Apache Corp.	36,424
630		Burlington Resources, Inc.	57,903
3,899		ChevronTexaco Corp.	226,025
3,176		ConocoPhillips	200,564
730		Devon Energy Corp.	44,654
500		EOG Resources, Inc.	36,000
17,570		Exxon Mobil Corp.	1,069,310
250		Kerr-McGee Corp.	23,870
590		Marathon Oil Corp.	44,940
200		Murphy Oil Corp.	9,964
200	@, @@	Nabors Industries Ltd.	14,316
1,030		Occidental Petroleum Corp.	95,430
200		Rowan Cos., Inc.	8,792
400		Sunoco, Inc.	31,028
1,700		Valero Energy Corp.	101,626
100		XTO Energy, Inc.	4,357
			2,067,746
		Oil & Gas Services: 0.2%
550		Baker Hughes, Inc.	37,620
900		Halliburton Co.	65,718
1,000		Schlumberger Ltd.	126,570
			229,908
		Packaging & Containers: 0.0%
300		Ball Corp.	13,149
300	@	Pactiv Corp.	7,362
200		Sealed Air Corp.	11,574
			32,085
		Pharmaceuticals: 1.1%
2,700		Abbott Laboratories	114,669
250		Allergan, Inc.	27,125
600		AmerisourceBergen Corp.	28,962
200	@	Barr Pharmaceuticals, Inc.	12,596
1,010		Cardinal Health, Inc.	75,265
850	@	Caremark Rx, Inc.	41,803
400		Eli Lilly & Co.	22,120
390	@	Express Scripts, Inc.	34,281
590	@	Forest Laboratories, Inc.	26,332
800	@	Gilead Sciences, Inc.	49,776
570	@	Hospira, Inc.	22,492
590	@	King Pharmaceuticals, Inc.	10,178
629	@	Medco Health Solutions, Inc.	35,991
5,320		Merck & Co., Inc.	187,424
400		Mylan Laboratories	9,360
13,006		Pfizer, Inc.	324,110
2,750		Schering-Plough Corp.	52,223
150	@	Watson Pharmaceuticals, Inc.	4,311
2,500		Wyeth	121,300
			1,200,318

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Pipelines: 0.0%
190		Kinder Morgan, Inc.	$17,478
800		Williams Cos., Inc.	17,112
			34,590
		Real Estate Investment Trust: 0.1%
200		Apartment Investment & Management Co.	9,380
110		Archstone-Smith Trust	5,365
100		Prologis	5,350
200		Public Storage, Inc.	16,246
320		Simon Property Group LP	26,925
			63,266
		Retail: 1.4%
350	@	Autonation, Inc.	7,543
100	@	Autozone, Inc.	9,969
640	@	Bed Bath & Beyond, Inc.	24,576
1,000		Best Buy Co., Inc.	55,930
400		Circuit City Stores, Inc.	9,792
1,150		Costco Wholesale Corp.	62,284
300		CVS Corp.	8,961
400		Darden Restaurants, Inc.	16,412
550		Dollar General Corp.	9,719
462		Federated Department Stores	33,726
1,400		Gap, Inc.	26,152
6,460		Home Depot, Inc.	273,258
700		JC Penney Co., Inc.	42,287
650	@	Kohl’s Corp.	34,457
110		Limited Brands	2,691
1,930		Lowe’s Cos., Inc.	124,369
3,800		McDonald’s Corp.	130,568
400		Nordstrom, Inc.	15,672
750	@	Office Depot, Inc.	27,930
180	@	Sears Holding Corp.	23,803
2,240		Staples, Inc.	57,165
1,840	@	Starbucks Corp.	69,258
1,700		Target Corp.	88,417
150		Tiffany & Co.	5,631
1,020		TJX Cos., Inc.	25,316
4,310		Wal-Mart Stores, Inc.	203,604
2,350		Walgreen Co.	101,356
270		Wendy’s International, Inc.	16,756
710		Yum! Brands, Inc.	34,691
			1,542,293
		Savings & Loans: 0.1%
540		Golden West Financial Corp.	36,666
600		Sovereign Bancorp, Inc.	13,146
1,814		Washington Mutual, Inc.	77,313
			127,125
		Semiconductors: 0.6%
900	@	Advanced Micro Devices, Inc.	29,844
700	@	Altera Corp.	14,448
850		Analog Devices, Inc.	32,547
3,090		Applied Materials, Inc.	54,106
900	@	Broadcom Corp.	38,844
1,270	@	Freescale Semiconductor, Inc.	35,268

		PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

10,770		Intel Corp.	$208,400
300		Kla-Tencor Corp.	14,508
560		Linear Technology Corp.	19,645
600	@	LSI Logic Corp.	6,936
610		Maxim Integrated Products	22,662
1,100	@	Micron Technology, Inc.	16,192
950		National Semiconductor Corp.	26,448
200	@	Novellus Systems, Inc.	4,800
300	@	Nvidia Corp.	17,178
400	@	QLogic Corp.	7,740
3,830		Texas Instruments, Inc.	124,360
			673,926
		Software: 1.0%
940	@	Adobe Systems, Inc.	32,825
550	@	Autodesk, Inc.	21,186
1,000		Automatic Data Processing, Inc.	45,680
740	@	BMC Software, Inc.	16,028
890		CA, Inc.	24,217
520	@	Citrix Systems, Inc.	19,708
1,050	@	Compuware Corp.	8,222
560	@	Electronic Arts, Inc.	30,643
1,322		First Data Corp.	61,896
450	@	Fiserv, Inc.	19,148
400		IMS Health, Inc.	10,308
430	@	Intuit, Inc.	22,872
25,730		Microsoft Corp.	700,113
900	@	Novell, Inc.	6,912
6,940	@	Oracle Corp.	95,009
376	@	Parametric Technology Corp.	6,140
			1,120,907
		Telecommunications: 1.3%
6,889		AT&T, Inc.	186,279
750	@	Avaya, Inc.	8,475
4,400		BellSouth Corp.	152,460
270		CenturyTel, Inc.	10,562
15,010	@	Cisco Systems, Inc.	325,267
600		Citizens Communications Co.	7,962
110	@	Comverse Technology, Inc.	2,588
2,750	@	Corning, Inc.	74,003
6,040		Motorola, Inc.	138,376
3,050		Qualcomm, Inc.	154,361
5,452		Sprint Corp. - FON Group	140,880
560	@	Tellabs, Inc.	8,904
5,200		Verizon Communications, Inc.	177,112
			1,387,229
		Textiles: 0.0%
350		Cintas Corp.	14,917
			14,917
		Toys/Games/Hobbies: 0.0%
610		Hasbro, Inc.	12,871
700		Mattel, Inc.	12,691
			25,562
		Transportation: 0.3%
670		Burlington Northern Santa Fe Corp.	55,831
350		CSX Corp.	20,930

	PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 20.1% (continued)

140	FedEx Corp.	$15,812
1,000	Norfolk Southern Corp.	54,070
460	Union Pacific Corp.	42,941
2,000	United Parcel Service, Inc.	158,732
		348,316
	Total Common Stock
	(Cost $19,838,547)	21,914,815

Principal Amount		Value

CORPORATE BONDS/NOTES: 5.5%

	Diversified Financial Services: 5.5%
$6,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	$5,986,026

	Total Corporate Bonds/Notes
	(Cost $6,083,328)	5,986,026

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.1%

	Federal Home Loan Mortgage Corporation: 17.6%
20,000,000	5.060%, due 01/26/07	19,188,540
		19,188,540

	Federal National Mortgage Association: 28.3%
29,300,000	5.100%, due 03/15/07	27,919,091
3,021,000	5.000%, due 03/15/07	2,881,233
		30,800,324

	Other U.S. Government Agency Obligations: 17.2%
3,500,000	FICO STRIP,5.010%, due 04/06/07	3,328,217
12,637,000	FICO STRIP,5.060%, due 05/11/07	11,955,423
3,645,000	FICO STRIP,5.070%, due 05/30/07	3,439,232
		18,722,872

	Total U.S. Government Agency Obligations
	(Cost $69,210,434)	68,711,736

U.S. TREASURY OBLIGATIONS: 8.0%

	U.S. Treasury STRIP: 8.0%
9,035,000	4.870%, due 02/15/07	8,665,243
		8,665,243

	Total U.S. Treasury Obligations
	(Cost $8,668,439)	8,665,243

OTHER BONDS: 2.6%

	Sovereign: 2.6%
3,000,000	Israel Trust, 5.010%, due 05/15/07	2,838,084
	(Cost $2,846,520)	2,838,084

	Total Long-Term Investments
	(Cost $106,647,268)	108,115,904

	PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.7%

	Repurchase Agreement: 0.7%
$748,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $748,299 to be received upon repurchase (Collateralized by $780,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $766,966, due 03/08/12)		$748,000

	Total Short-Term Investments
	(Cost $748,000)		748,000

	Total Investments in Securities
	(Cost $107,395,268)*	100.0%	$108,863,904
	Other Assets and Liabilities—Net	0.0	(9,237)
	Net Assets	100.0%	$108,854,667

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $107,910,481.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,025,664
	Gross Unrealized Depreciation	(1,072,241)
	Net Unrealized Appreciation	$953,423

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 31.1%

		Advertising: 0.1%
1,050	@	Interpublic Group of Cos., Inc.	$10,038
450		Omnicom Group	37,463
			47,501
		Aerospace/Defense: 0.8%
3,550		Boeing Co.	276,652
1,400		General Dynamics Corp.	89,572
50		L-3 Communications Holdings, Inc.	4,290
1,610		Lockheed Martin Corp.	120,959
957		Northrop Grumman Corp.	65,354
2,057		Raytheon Co.	94,293
590		Rockwell Collins, Inc.	33,247
2,620		United Technologies Corp.	151,881
			836,248
		Agriculture: 0.6%
5,300		Altria Group, Inc.	375,558
2,750		Archer-Daniels-Midland Co.	92,538
760		Monsanto Co.	64,410
340		Reynolds America, Inc.	35,870
			568,376
		Airlines: 0.0%
1,800		Southwest Airlines Co.	32,382
			32,382
		Apparel: 0.2%
1,880	@	Coach, Inc.	65,010
480		Jones Apparel Group, Inc.	16,978
370		Liz Claiborne, Inc.	15,163
690		Nike, Inc.	58,719
400		VF Corp.	22,760
			178,630
		Auto Manufacturers: 0.1%
8,250		Ford Motor Co.	65,670
400		Paccar, Inc.	28,192
			93,862
		Auto Parts & Equipment: 0.0%
920	@	Goodyear Tire & Rubber Co.	13,322
100		Johnson Controls, Inc.	7,593
			20,915
		Banks: 1.9%
850		AmSouth Bancorp	22,993
11,973		Bank of America Corp.	545,250
2,150		Bank of New York	77,486
1,426		BB&T Corp.	55,899
750		Comerica, Inc.	43,478
350		Compass Bancshares, Inc.	17,714
200		First Horizon National Corp.	8,330

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

550		Huntington Bancshares, Inc.	$13,272
1,400		Keycorp	51,520
200		M&T Bank Corp.	22,828
500		Marshall & Ilsley Corp.	21,790
1,200		Mellon Financial Corp.	42,720
1,530		National City Corp.	53,397
500		Northern Trust Corp.	26,250
750		PNC Financial Services Group, Inc.	50,483
1,200		Regions Financial Corp.	42,204
900		State Street Corp.	54,387
850		SunTrust Banks, Inc.	61,846
866		Synovus Financial Corp.	23,460
5,100		US BanCorp.	155,550
4,190		Wachovia Corp.	234,850
4,350		Wells Fargo & Co.	277,835
300		Zions Bancorporation	24,819
			1,928,361
		Beverages: 0.9%
2,050		Anheuser-Busch Cos., Inc.	87,679
300		Brown-Forman Corp.	23,091
8,800		Coca-Cola Co.	368,456
850		Coca-Cola Enterprises, Inc.	17,289
500	@	Constellation Brands, Inc.	12,525
500		Pepsi Bottling Group, Inc.	15,195
7,120		PepsiCo, Inc.	411,465
			935,700
		Biotechnology: 0.3%
3,192	@	Amgen, Inc.	232,218
900	@	Biogen Idec, Inc.	42,390
300	@	Chiron Corp.	13,743
650	@	Genzyme Corp.	43,693
150	@	Millipore Corp.	10,959
			343,003
		Building Materials: 0.1%
450		American Standard Cos, Inc.	19,287
1,200		Masco Corp.	38,988
350		Vulcan Materials Co.	30,328
			88,603
		Chemicals: 0.4%
550		Air Products & Chemicals, Inc.	36,955
2,650		Dow Chemical Co.	107,590
600		Ecolab, Inc.	22,920
2,400		EI Du Pont de Nemours & Co.	101,304
200		Engelhard Corp.	7,922
350		International Flavors & Fragrances, Inc.	12,012
620		PPG Industries, Inc.	39,277
850		Praxair, Inc.	46,878
500		Rohm & Haas Co.	24,435
300		Sherwin-Williams Co.	14,832
71	@	Tronox, Inc.	1,199
			415,324
		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	21,004
550		Cendant Corp.	9,543
640		Equifax, Inc.	23,834

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

820		H&R Block, Inc.	$17,753
1,500		McKesson Corp.	78,195
700		Moody’s Corp.	50,022
900		Paychex, Inc.	37,494
700		Robert Half International, Inc.	27,027
700		RR Donnelley & Sons Co.	22,904
			287,776
		Computers: 1.4%
350	@	Affiliated Computer Services, Inc.	20,881
2,160	@	Apple Computer, Inc.	135,475
500	@	Computer Sciences Corp.	27,775
6,210	@	Dell, Inc.	184,810
1,350		Electronic Data Systems Corp.	36,221
6,350		EMC Corp.	86,551
12,500		Hewlett-Packard Co.	411,250
5,450		International Business Machines Corp.	449,462
50	@	Lexmark International, Inc.	2,269
500	@	NCR Corp.	20,895
900	@	Network Appliance, Inc.	32,427
850	@	Unisys Corp.	5,857
			1,413,873
		Cosmetics/Personal Care: 0.9%
300		Alberto-Culver Co.	13,269
1,400		Colgate-Palmolive Co.	79,940
300		Estee Lauder Cos., Inc.	11,157
14,023		Procter & Gamble Co.	808,005
			912,371
		Distribution/Wholesale: 0.1%
622		Genuine Parts Co.	27,262
250		WW Grainger, Inc.	18,838
			46,100
		Diversified Financial Services: 2.7%
3,300		American Express Co.	173,415
720		Ameriprise Financial, Inc.	32,443
330		Bear Stearns Cos, Inc.	45,771
750		Capital One Financial Corp.	60,390
2,750		Charles Schwab Corp.	47,328
750		CIT Group, Inc.	40,140
13,050		Citigroup, Inc.	616,352
1,528		Countrywide Financial Corp.	56,078
900	@	E*Trade Financial Corp.	24,282
2,500		Fannie Mae	128,500
300		Federated Investors, Inc.	11,715
400		Franklin Resources, Inc.	37,696
1,800		Freddie Mac	109,800
1,900		Goldman Sachs Group, Inc.	298,224
600		Janus Capital Group, Inc.	13,902
9,200		JPMorgan Chase & Co.	383,088
1,190		Lehman Brothers Holdings, Inc.	171,991
2,450		Merrill Lynch & Co., Inc.	192,962
3,800		Morgan Stanley	238,716
1,050		SLM Corp.	54,537
300		T. Rowe Price Group, Inc.	23,463
			2,760,793

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

		Electric: 0.7%
1,850	@	AES Corp.	$31,561
400	@	Allegheny Energy, Inc.	13,540
1,700		American Electric Power Co., Inc.	57,834
800		CenterPoint Energy Resources Corp.	9,544
500		Cinergy Corp.	22,705
1,000	@	CMS Energy Corp.	12,950
650		Consolidated Edison, Inc.	28,275
450		Constellation Energy Group, Inc.	24,620
250		Dominion Resources, Inc.	17,258
500		DTE Energy Co.	20,045
2,750		Duke Energy Corp.	80,163
920		Edison International	37,886
400		Exelon Corp.	21,160
1,300		FirstEnergy Corp.	63,570
1,050		FPL Group, Inc.	42,147
950		Pacific Gas & Electric Co.	36,955
300		Pinnacle West Capital Corp.	11,730
900		PPL Corp.	26,460
700		Progress Energy, Inc.	30,786
800		Public Service Enterprise Group, Inc.	51,232
1,050		TECO Energy, Inc.	16,926
2,310		TXU Corp.	103,396
250		Xcel Energy, Inc.	4,538
			765,281
		Electrical Components & Equipment: 0.1%
1,450		Emerson Electric Co.	121,264
400		Molex, Inc.	13,280
			134,544
		Electronics: 0.2%
1,500	@	Agilent Technologies, Inc.	56,325
550		Applera Corp. - Applied Biosystems Group	14,927
440	@	Jabil Circuit, Inc.	18,858
350		PerkinElmer, Inc.	8,215
1,350	@	Sanmina-SCI Corp.	5,535
4,830	@	Solectron Corp.	19,320
450	@	Thermo Electron Corp.	16,691
400	@	Waters Corp.	17,260
			157,131
		Engineering & Construction: 0.0%
400		Fluor Corp.	34,320
			34,320
		Entertainment: 0.0%
1,200		International Game Technology	42,264
			42,264
		Environmental Control: 0.1%
1,450		Waste Management, Inc.	51,185
			51,185
		Food: 0.4%
900		Albertson’s, Inc.	23,103
450		Campbell Soup Co.	14,580
1,350		ConAgra Foods, Inc.	28,971
1,500		General Mills, Inc.	76,020
1,050		HJ Heinz Co.	39,816
650		Kellogg Co.	28,626

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

1,800	@	Kroger Co.	$36,648
450		McCormick & Co., Inc.	15,237
1,200		Safeway, Inc.	30,144
2,019		Sara Lee Corp.	36,100
640		Supervalu, Inc.	19,725
400		Whole Foods Market, Inc.	26,576
500		WM Wrigley Jr. Co.	32,000
			407,546
		Forest Products & Paper: 0.1%
300		International Paper Co.	10,371
350		Louisiana-Pacific Corp.	9,520
650		MeadWestvaco Corp.	17,752
50		Plum Creek Timber Co., Inc.	1,847
300		Temple-Inland, Inc.	13,365
700		Weyerhaeuser Co.	50,701
			103,556
		Gas: 0.1%
100		KeySpan Corp.	4,087
200		Nicor, Inc.	7,912
1,350		Sempra Energy	62,721
			74,720
		Hand/Machine Tools: 0.0%
320		Black & Decker Corp.	27,805
250		Snap-On, Inc.	9,530
150		Stanley Works	7,599
			44,934
		Healthcare — Products: 1.0%
250		Bausch & Lomb, Inc.	15,925
1,550		Baxter International, Inc.	60,156
640		Becton Dickinson & Co.	39,411
1,620	@	Boston Scientific Corp.	37,341
300		CR Bard, Inc.	20,343
860		Guidant Corp.	67,132
7,900		Johnson & Johnson	467,838
3,250		Medtronic, Inc.	164,938
1,000		St. Jude Medical, Inc.	41,000
800		Stryker Corp.	35,472
600	@	Zimmer Holdings, Inc.	40,560
			990,116
		Healthcare — Services: 0.7%
2,040		Aetna, Inc.	100,246
780	@	Coventry Health Care, Inc.	42,104
800	@	Humana, Inc.	42,120
300	@	Laboratory Corp. of America Holdings	17,544
400		Quest Diagnostics	20,520
4,760		UnitedHealth Group, Inc.	265,894
2,330	@	WellPoint, Inc.	180,412
			668,840
		Home Builders: 0.0%
400		Lennar Corp.	24,152
			24,152
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,226
100		Whirlpool Corp.	9,147
			31,373

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	$17,544
80		Clorox Co.	4,788
400		Fortune Brands, Inc.	32,252
1,350		Kimberly-Clark Corp.	78,030
			132,614
		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	18,893
			18,893
		Insurance: 1.2%
830	@@	ACE Ltd.	43,168
1,300		Aflac, Inc.	58,669
1,720		Allstate Corp.	89,629
350		AMBAC Financial Group, Inc.	27,860
1,400		American International Group, Inc.	92,526
900		AON Corp.	37,359
690		Chubb Corp.	65,854
420		Cigna Corp.	54,860
395		Cincinnati Financial Corp.	16,618
1,000		Genworth Financial, Inc.	33,430
750		Hartford Financial Services Group, Inc.	60,413
350		Jefferson-Pilot Corp.	19,579
700		Lincoln National Corp.	38,213
500		Loews Corp.	50,600
1,441		Marsh & McLennan Cos., Inc.	42,308
450		MBIA, Inc.	27,059
2,670		Metlife, Inc.	129,148
350		MGIC Investment Corp.	23,321
1,000		Principal Financial Group	48,800
540		Progressive Corp.	56,300
1,750		Prudential Financial, Inc.	132,668
350		Safeco Corp.	17,574
1,800		St. Paul Cos.	75,222
250		Torchmark Corp.	14,275
850		UnumProvident Corp.	17,408
			1,272,861
		Internet: 0.3%
1,400	@	Amazon.com, Inc.	51,114
3,050	@	eBay, Inc.	119,133
300	@	Monster Worldwide, Inc.	14,958
2,826	@	Symantec Corp.	47,562
100	@	VeriSign, Inc.	2,399
750	@	Yahoo!, Inc.	24,195
			259,361
		Iron/Steel: 0.1%
690		Nucor Corp.	72,305
300		United States Steel Corp.	18,204
			90,509
		Leisure Time: 0.1%
300		Brunswick Corp.	11,658
1,200		Carnival Corp.	56,844
800		Harley-Davidson, Inc.	41,504
450		Sabre Holdings Corp.	10,589
			120,595

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

		Lodging: 0.1%
1,150		Hilton Hotels Corp.	$29,279
520		Marriott International, Inc.	35,672
600		Starwood Hotels & Resorts Worldwide, Inc.	40,638
			105,589
		Machinery — Construction & Mining: 0.1%
1,800		Caterpillar, Inc.	129,258
			129,258
		Machinery — Diversified: 0.1%
100		Cummins, Inc.	10,510
600		Deere & Co.	47,430
400		Rockwell Automation, Inc.	28,764
			86,704
		Media: 0.6%
1,500		Clear Channel Communications, Inc.	43,515
1,150	@	Comcast Corp.	30,084
100		Gannett Co., Inc.	5,992
200		Knight-Ridder, Inc.	12,642
1,660		McGraw-Hill Cos, Inc.	95,649
170		Meredith Corp.	9,484
400		New York Times Co.	10,124
6,550		News Corp., Inc.	108,796
2,350		Time Warner, Inc.	39,457
100		Tribune Co.	2,743
600	@	Univision Communications, Inc.	20,682
4,300	@	Viacom, Inc.	134,977
5,050		Walt Disney Co.	140,845
			654,990
		Mining: 0.2%
2,300		Alcoa, Inc.	70,288
650		Freeport-McMoRan Copper & Gold, Inc.	38,851
1,200		Newmont Mining Corp.	62,268
480		Phelps Dodge Corp.	38,654
			210,061
		Miscellaneous Manufacturing: 1.5%
2,000		3M Co.	151,380
300	@	Cooper Industries Ltd.	26,070
800		Danaher Corp.	50,840
500		Dover Corp.	24,280
800		Eastman Kodak Co.	22,752
450		Eaton Corp.	32,837
27,350		General Electric Co.	951,233
2,350		Honeywell International, Inc.	100,510
600		Illinois Tool Works, Inc.	57,786
900	@@	Ingersoll-Rand Co.	37,611
400		ITT Industries, Inc.	22,488
500		Leggett & Platt, Inc.	12,185
300		Parker Hannifin Corp.	24,183
350		Textron, Inc.	32,687
			1,546,842

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	$25,758
2,500	@	Xerox Corp.	38,000
			63,758
		Oil & Gas: 2.9%
160		Amerada Hess Corp.	22,784
600		Anadarko Petroleum Corp.	60,606
782		Apache Corp.	51,229
950		Burlington Resources, Inc.	87,315
5,632		ChevronTexaco Corp.	326,487
4,690		ConocoPhillips	296,174
1,100		Devon Energy Corp.	67,287
600		EOG Resources, Inc.	43,200
25,650		Exxon Mobil Corp.	1,561,059
350		Kerr-McGee Corp.	33,418
840		Marathon Oil Corp.	63,983
100		Murphy Oil Corp.	4,982
300	@, @@	Nabors Industries Ltd.	21,474
1,400		Occidental Petroleum Corp.	129,710
250		Rowan Cos., Inc.	10,990
600		Sunoco, Inc.	46,542
2,600		Valero Energy Corp.	155,428
200		XTO Energy, Inc.	8,714
			2,991,382
		Oil & Gas Services: 0.3%
800		Baker Hughes, Inc.	54,720
1,200		Halliburton Co.	87,624
1,450		Schlumberger Ltd.	183,527
			325,871
		Packaging & Containers: 0.0%
300		Ball Corp.	13,149
300		Bemis Co.	9,474
300		Sealed Air Corp.	17,361
			39,984
		Pharmaceuticals: 1.7%
4,000		Abbott Laboratories	169,880
350		Allergan, Inc.	37,975
980		AmerisourceBergen Corp.	47,305
300	@	Barr Pharmaceuticals, Inc.	18,894
1,500		Cardinal Health, Inc.	111,780
1,180	@	Caremark Rx, Inc.	58,032
600		Eli Lilly & Co.	33,180
550	@	Express Scripts, Inc.	48,345
900	@	Forest Laboratories, Inc.	40,167
1,200	@	Gilead Sciences, Inc.	74,664
800	@	Hospira, Inc.	31,568
1,000	@	King Pharmaceuticals, Inc.	17,250
752	@	Medco Health Solutions, Inc.	43,029
7,700		Merck & Co., Inc.	271,271
600		Mylan Laboratories	14,040
19,410		Pfizer, Inc.	483,697
4,000		Schering-Plough Corp.	75,960
350	@	Watson Pharmaceuticals, Inc.	10,059
3,500		Wyeth	169,820
			1,756,916

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

		Pipelines: 0.0%
200		Kinder Morgan, Inc.	$18,398
1,100		Williams Cos., Inc.	23,529
			41,927
		Real Estate Investment Trust: 0.1%
300		Apartment Investment & Management Co.	14,070
100		Archstone-Smith Trust	4,877
100		Prologis	5,350
300		Public Storage, Inc.	24,369
550		Simon Property Group LP	46,277
			94,943
		Retail: 2.2%
450	@	Autonation, Inc.	9,698
200	@	Autozone, Inc.	19,938
750	@	Bed Bath & Beyond, Inc.	28,800
1,480		Best Buy Co., Inc.	82,776
450		Circuit City Stores, Inc.	11,016
1,650		Costco Wholesale Corp.	89,364
400		CVS Corp.	11,948
550		Darden Restaurants, Inc.	22,567
800		Dollar General Corp.	14,136
250		Family Dollar Stores, Inc.	6,650
714		Federated Department Stores	52,122
2,040		Gap, Inc.	38,107
9,500		Home Depot, Inc.	401,850
850		JC Penney Co., Inc.	51,349
900	@	Kohl’s Corp.	47,709
200		Limited Brands	4,892
2,780		Lowe’s Cos., Inc.	179,143
5,600		McDonald’s Corp.	192,416
900		Nordstrom, Inc.	35,262
1,070	@	Office Depot, Inc.	39,847
230	@	Sears Holding Corp.	30,415
3,200		Staples, Inc.	81,664
3,300	@	Starbucks Corp.	124,212
2,200		Target Corp.	114,422
400		Tiffany & Co.	15,016
1,500		TJX Cos., Inc.	37,230
6,350		Wal-Mart Stores, Inc.	299,974
3,430		Walgreen Co.	147,936
350		Wendy’s International, Inc.	21,721
950		Yum! Brands, Inc.	46,417
			2,258,597
		Savings & Loans: 0.2%
760		Golden West Financial Corp.	51,604
900		Sovereign Bancorp, Inc.	19,719
2,580		Washington Mutual, Inc.	109,960
			181,283
		Semiconductors: 0.9%
1,100	@	Advanced Micro Devices, Inc.	36,476
950	@	Altera Corp.	19,608
1,250		Analog Devices, Inc.	47,863
4,150		Applied Materials, Inc.	72,667
1,125	@	Broadcom Corp.	48,555
1,848	@	Freescale Semiconductor, Inc.	51,319
15,700		Intel Corp.	303,795
450		Kla-Tencor Corp.	21,762

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)

800		Linear Technology Corp.	$28,064
900	@	LSI Logic Corp.	10,404
850		Maxim Integrated Products	31,578
1,600	@	Micron Technology, Inc.	23,552
1,450		National Semiconductor Corp.	40,368
350	@	Novellus Systems, Inc.	8,400
400	@	Nvidia Corp.	22,904
500	@	QLogic Corp.	9,675
5,600		Texas Instruments, Inc.	181,832
			958,822
		Software: 1.6%
1,320	@	Adobe Systems, Inc.	46,094
820	@	Autodesk, Inc.	31,586
1,500		Automatic Data Processing, Inc.	68,520
850	@	BMC Software, Inc.	18,411
1,300		CA, Inc.	35,373
750	@	Citrix Systems, Inc.	28,425
1,500	@	Compuware Corp.	11,745
800	@	Electronic Arts, Inc.	43,776
1,987		First Data Corp.	93,031
500	@	Fiserv, Inc.	21,275
600		IMS Health, Inc.	15,462
800	@	Intuit, Inc.	42,552
37,000		Microsoft Corp.	1,006,770
1,250	@	Novell, Inc.	9,600
10,120	@	Oracle Corp.	138,543
540	@	Parametric Technology Corp.	8,818
			1,619,981
		Telecommunications: 2.0%
10,067		AT&T, Inc.	272,212
1,100	@	Avaya, Inc.	12,430
6,450		BellSouth Corp.	223,493
500		CenturyTel, Inc.	19,560
21,950	@	Cisco Systems, Inc.	475,657
900		Citizens Communications Co.	11,943
500	@	Comverse Technology, Inc.	11,765
4,000	@	Corning, Inc.	107,640
8,760		Motorola, Inc.	200,692
4,400		Qualcomm, Inc.	222,684
7,906		Sprint Corp. - FON Group	204,291
1,150	@	Tellabs, Inc.	18,285
7,550		Verizon Communications, Inc.	257,153
			2,037,805
		Textiles: 0.0%
500		Cintas Corp.	21,310
			21,310
		Toys/Games/Hobbies: 0.0%
850		Hasbro, Inc.	17,935
1,050		Mattel, Inc.	19,037
			36,972
		Transportation: 0.5%
1,100		Burlington Northern Santa Fe Corp.	91,663
550		CSX Corp.	32,888
200		FedEx Corp.	22,588
1,800		Norfolk Southern Corp.	97,295

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 31.1% (continued)

700	Union Pacific Corp.	$65,345
2,850	United Parcel Service, Inc.	226,233
		536,012
	Total Common Stock
	(Cost $28,888,423)	32,033,620

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.8%

	Federal Home Loan Mortgage Corporation: 7.5%
$6,250,000	5.090%, due 07/15/07	$5,860,063
2,000,000	5.100%, due 09/15/07	1,859,596
		7,719,659
	Federal National Mortgage Association: 33.8%
37,000,000	5.120%, due 06/15/07	34,816,630
		34,816,630
	Other U.S. Government Agency Obligations: 12.5%
3,720,000	FICO STRIP, 5.060%, due 06/06/07	3,507,086
7,558,000	FICO STRIP, 5.140%, due 12/06/07	6,948,357
2,653,000	FICO STRIP, 5.150%, due 12/27/07	2,431,941
		12,887,384
	Total U.S. Government Agency Obligations
	(Cost $56,223,044)	55,423,673

U.S. TREASURY OBLIGATIONS: 7.7%

	U.S. Treasury STRIP: 7.7%
8,389,000	4.900%, due 05/15/07	7,950,155

	Total U.S. Treasury Obligations
	(Cost $7,958,170)	7,950,155

OTHER BONDS: 6.5%

	Sovereign: 6.5%
3,185,000	Turkey Trust, 5.010%, due 05/15/07	3,013,099
3,917,000	Israel Trust, 5.070%, due 11/15/07	3,614,369
	(Cost $6,747,224)	6,627,468

	Total Long-Term Investments
	(Cost $99,816,861)	102,034,916

SHORT-TERM INVESTMENTS: 1.0%

	Repurchase Agreement: 1.0%
1,040,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $1,040,416 to be received upon repurchase (Collateralized by $1,085,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $1,066,870, due 03/08/12)	1,040,000

	Total Short-Term Investments
	(Cost $1,040,000)	1,040,000

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of March 31, 2006 (Unaudited)(continued)

		Value

Total Investments in Securities
(Cost $100,856,861)*	100.1%	$103,074,916
Other Assets and Liabilities—Net	(0.1)	(72,384)
Net Assets	100.0%	$103,002,532

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $101,380,537.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,299,314
	Gross Unrealized Depreciation	(1,604,935)
	Net Unrealized Appreciation	$1,694,379

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 39.5%

		Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$18,164
900		Omnicom Group	74,925
			93,089
		Aerospace/Defense: 1.0%
6,150		Boeing Co.	479,270
2,500		General Dynamics Corp.	159,950
150		L-3 Communications Holdings, Inc.	12,869
2,700		Lockheed Martin Corp.	202,851
1,712		Northrop Grumman Corp.	116,912
2,774		Raytheon Co.	127,160
780		Rockwell Collins, Inc.	43,953
4,600		United Technologies Corp.	266,662
			1,409,627
		Agriculture: 0.7%
8,950		Altria Group, Inc.	634,197
4,700		Archer-Daniels-Midland Co.	158,155
1,340		Monsanto Co.	113,565
530		Reynolds America, Inc.	55,915
			961,832
		Airlines: 0.0%
3,100		Southwest Airlines Co.	55,769
			55,769
		Apparel: 0.2%
3,170	@	Coach, Inc.	109,619
510		Jones Apparel Group, Inc.	18,039
676		Liz Claiborne, Inc.	27,702
1,240		Nike, Inc.	105,524
350		VF Corp.	19,915
			280,799
		Auto Manufacturers: 0.1%
11,700		Ford Motor Co.	93,132
300	@	Navistar International Corp.	8,274
800		Paccar, Inc.	56,384
			157,790
		Auto Parts & Equipment: 0.0%
1,490	@	Goodyear Tire & Rubber Co.	21,575
150		Johnson Controls, Inc.	11,390
			32,965
		Banks: 2.4%
2,000		AmSouth Bancorp	54,100
20,893		Bank of America Corp.	951,467
3,750		Bank of New York	135,150
2,494		BB&T Corp.	97,765
1,100		Comerica, Inc.	63,767
500		Compass Bancshares, Inc.	25,305

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

250		First Horizon National Corp.	$10,413
1,000		Huntington Bancshares, Inc.	24,130
2,450		Keycorp	90,160
450		M&T Bank Corp.	51,363
1,050		Marshall & Ilsley Corp.	45,759
2,000		Mellon Financial Corp.	71,200
2,610		National City Corp.	91,089
850		Northern Trust Corp.	44,625
1,250		PNC Financial Services Group, Inc.	84,138
2,100		Regions Financial Corp.	73,857
1,450		State Street Corp.	87,624
1,750		SunTrust Banks, Inc.	127,330
1,144		Synovus Financial Corp.	30,991
8,750		US BanCorp.	266,875
7,224		Wachovia Corp.	404,905
7,700		Wells Fargo & Co.	491,799
450		Zions Bancorporation	37,229
			3,361,041
		Beverages: 1.2%
3,500		Anheuser-Busch Cos., Inc.	149,695
600		Brown-Forman Corp.	46,182
15,000		Coca-Cola Co.	628,050
1,550		Coca-Cola Enterprises, Inc.	31,527
800	@	Constellation Brands, Inc.	20,040
1,050		Pepsi Bottling Group, Inc.	31,910
12,190		PepsiCo, Inc.	704,460
			1,611,864
		Biotechnology: 0.4%
5,450	@	Amgen, Inc.	396,488
1,500	@	Biogen Idec, Inc.	70,650
500	@	Chiron Corp.	22,905
1,100	@	Genzyme Corp.	73,942
300	@	Millipore Corp.	21,918
			585,903
		Building Materials: 0.1%
850		American Standard Cos, Inc.	36,431
2,000		Masco Corp.	64,980
700		Vulcan Materials Co.	60,655
			162,066
		Chemicals: 0.6%
1,000		Air Products & Chemicals, Inc.	67,190
4,550		Dow Chemical Co.	184,730
450		Eastman Chemical Co.	23,031
1,000		Ecolab, Inc.	38,200
4,100		EI Du Pont de Nemours & Co.	173,061
250		Engelhard Corp.	9,903
400		International Flavors & Fragrances, Inc.	13,728
1,000		PPG Industries, Inc.	63,350
1,750		Praxair, Inc.	96,513
1,100		Rohm & Haas Co.	53,757
650		Sherwin-Williams Co.	32,136
50		Sigma-Aldrich Corp.	3,290
161	@	Tronox, Inc.	2,741
			761,630

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Commercial Services: 0.3%
700	@	Apollo Group, Inc.	$36,757
950		Cendant Corp.	16,483
1,100		Equifax, Inc.	40,964
1,460		H&R Block, Inc.	31,609
2,300		McKesson Corp.	119,899
1,100		Moody’s Corp.	78,606
1,700		Paychex, Inc.	70,822
750		Robert Half International, Inc.	28,958
1,000		RR Donnelley & Sons Co.	32,720
			456,818
		Computers: 1.8%
600	@	Affiliated Computer Services, Inc.	35,796
3,720	@	Apple Computer, Inc.	233,318
850	@	Computer Sciences Corp.	47,218
10,630	@	Dell, Inc.	316,349
2,300		Electronic Data Systems Corp.	61,709
10,750		EMC Corp.	146,523
21,900		Hewlett-Packard Co.	720,510
9,350		International Business Machines Corp.	771,095
540	@	Lexmark International, Inc.	24,505
850	@	NCR Corp.	35,522
1,600	@	Network Appliance, Inc.	57,648
1,850	@	Unisys Corp.	12,747
			2,462,940
		Cosmetics/Personal Care: 1.1%
450		Alberto-Culver Co.	19,904
2,350		Colgate-Palmolive Co.	134,185
500		Estee Lauder Cos., Inc.	18,595
23,937		Procter & Gamble Co.	1,379,250
			1,551,934
		Distribution/Wholesale: 0.1%
1,086		Genuine Parts Co.	47,599
300		WW Grainger, Inc.	22,605
			70,204
		Diversified Financial Services: 3.4%
5,550		American Express Co.	291,653
1,190		Ameriprise Financial, Inc.	53,621
460		Bear Stearns Cos, Inc.	63,802
1,370		Capital One Financial Corp.	110,312
4,700		Charles Schwab Corp.	80,887
950		CIT Group, Inc.	50,844
22,550		Citigroup, Inc.	1,065,037
2,658		Countrywide Financial Corp.	97,549
1,600	@	E*Trade Financial Corp.	43,168
4,290		Fannie Mae	220,506
450		Federated Investors, Inc.	17,573
650		Franklin Resources, Inc.	61,256
3,100		Freddie Mac	189,100
2,950		Goldman Sachs Group, Inc.	463,032
1,000		Janus Capital Group, Inc.	23,170
15,700		JPMorgan Chase & Co.	653,748
2,030		Lehman Brothers Holdings, Inc.	293,396
4,150		Merrill Lynch & Co., Inc.	326,854
6,600		Morgan Stanley	414,612
2,100		SLM Corp.	109,074
550		T. Rowe Price Group, Inc.	43,016
			4,672,210

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Electric: 1.0%
3,150	@	AES Corp.	$53,739
750	@	Allegheny Energy, Inc.	25,388
2,800		American Electric Power Co., Inc.	95,256
1,250		CenterPoint Energy Resources Corp.	14,913
900		Cinergy Corp.	40,869
1,800	@	CMS Energy Corp.	23,310
1,300		Consolidated Edison, Inc.	56,550
1,050		Constellation Energy Group, Inc.	57,446
400		Dominion Resources, Inc.	27,612
800		DTE Energy Co.	32,072
4,650		Duke Energy Corp.	135,548
1,440		Edison International	59,299
600		Exelon Corp.	31,740
2,200		FirstEnergy Corp.	107,580
1,800		FPL Group, Inc.	72,252
1,750		Pacific Gas & Electric Co.	68,075
500		Pinnacle West Capital Corp.	19,550
1,700		PPL Corp.	49,980
1,200		Progress Energy, Inc.	52,776
1,350		Public Service Enterprise Group, Inc.	86,454
1,750		TECO Energy, Inc.	28,210
3,900		TXU Corp.	174,564
350		Xcel Energy, Inc.	6,353
			1,319,536
		Electrical Components & Equipment: 0.2%
2,500		Emerson Electric Co.	209,075
600		Molex, Inc.	19,920
			228,995
		Electronics: 0.2%
2,450	@	Agilent Technologies, Inc.	91,998
850		Applera Corp. - Applied Biosystems Group	23,069
890	@	Jabil Circuit, Inc.	38,145
600		PerkinElmer, Inc.	14,082
2,300	@	Sanmina-SCI Corp.	9,430
8,220	@	Solectron Corp.	32,880
700	@	Thermo Electron Corp.	25,963
650	@	Waters Corp.	28,048
			263,615
		Engineering & Construction: 0.1%
700		Fluor Corp.	60,060
			60,060
		Entertainment: 0.1%
2,050		International Game Technology	72,201
			72,201
		Environmental Control: 0.1%
2,450		Waste Management, Inc.	86,485
			86,485
		Food: 0.5%
1,600		Albertson’s, Inc.	41,072
800		Campbell Soup Co.	25,920
2,400		ConAgra Foods, Inc.	51,504

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

2,600		General Mills, Inc.	$131,768
1,750		HJ Heinz Co.	66,360
1,200		Kellogg Co.	52,848
3,000	@	Kroger Co.	61,080
750		McCormick & Co., Inc.	25,395
2,050		Safeway, Inc.	51,496
3,463		Sara Lee Corp.	61,918
1,150		Supervalu, Inc.	35,443
600		Whole Foods Market, Inc.	39,864
950		WM Wrigley Jr. Co.	60,800
			705,468
		Forest Products & Paper: 0.1%
400		International Paper Co.	13,828
690		Louisiana-Pacific Corp.	18,768
1,000		MeadWestvaco Corp.	27,310
200		Plum Creek Timber Co., Inc.	7,386
600		Temple-Inland, Inc.	26,730
1,200		Weyerhaeuser Co.	86,916
			180,938
		Gas: 0.1%
200		KeySpan Corp.	8,174
2,340		Sempra Energy	108,716
			116,890
		Hand/Machine Tools: 0.0%
320		Black & Decker Corp.	27,805
200		Snap-On, Inc.	7,624
500		Stanley Works	25,330
			60,759
		Healthcare — Products: 1.2%
300		Bausch & Lomb, Inc.	19,110
2,650		Baxter International, Inc.	102,847
1,070		Becton Dickinson & Co.	65,891
2,700	@	Boston Scientific Corp.	62,235
600		CR Bard, Inc.	40,686
1,540		Guidant Corp.	120,212
13,100		Johnson & Johnson	775,782
5,600		Medtronic, Inc.	284,200
1,800		St. Jude Medical, Inc.	73,800
1,300		Stryker Corp.	57,642
1,100	@	Zimmer Holdings, Inc.	74,360
			1,676,765
		Healthcare — Services: 0.8%
3,480		Aetna, Inc.	171,007
980	@	Coventry Health Care, Inc.	52,900
1,390	@	Humana, Inc.	73,184
600	@	Laboratory Corp. of America Holdings	35,088
400		Quest Diagnostics	20,520
8,220		UnitedHealth Group, Inc.	459,169
3,980	@	WellPoint, Inc.	308,171
			1,120,039
		Home Builders: 0.0%
600		Lennar Corp.	36,228
			36,228

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	$33,339
300		Whirlpool Corp.	27,441
			60,780
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,848
140		Clorox Co.	8,379
650		Fortune Brands, Inc.	52,410
2,250		Kimberly-Clark Corp.	130,050
			196,687
		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	31,488
			31,488
		Insurance: 1.6%
1,400	@@	ACE Ltd.	72,814
2,200		Aflac, Inc.	99,286
3,010		Allstate Corp.	156,851
450		AMBAC Financial Group, Inc.	35,820
2,350		American International Group, Inc.	155,312
1,950		AON Corp.	80,945
1,420		Chubb Corp.	135,525
750		Cigna Corp.	97,965
732		Cincinnati Financial Corp.	30,795
1,700		Genworth Financial, Inc.	56,831
1,300		Hartford Financial Services Group, Inc.	104,715
650		Jefferson-Pilot Corp.	36,361
1,150		Lincoln National Corp.	62,779
610		Loews Corp.	61,732
2,484		Marsh & McLennan Cos., Inc.	72,930
800		MBIA, Inc.	48,104
4,610		Metlife, Inc.	222,986
410		MGIC Investment Corp.	27,318
1,700		Principal Financial Group	82,960
970		Progressive Corp.	101,132
3,180		Prudential Financial, Inc.	241,076
600		Safeco Corp.	30,126
3,030		St. Paul Cos.	126,624
500		Torchmark Corp.	28,550
1,400		UnumProvident Corp.	28,672
			2,198,209
		Internet: 0.3%
2,300	@	Amazon.com, Inc.	83,973
5,150	@	eBay, Inc.	201,159
550	@	Monster Worldwide, Inc.	27,423
4,810	@	Symantec Corp.	80,952
200	@	VeriSign, Inc.	4,798
1,150	@	Yahoo!, Inc.	37,099
			435,404
		Iron/Steel: 0.1%
1,200		Nucor Corp.	125,748
550		United States Steel Corp.	33,374
			159,122

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Leisure Time: 0.1%
550		Brunswick Corp.	$21,373
1,950		Carnival Corp.	92,372
1,300		Harley-Davidson, Inc.	67,444
750		Sabre Holdings Corp.	17,648
			198,837
		Lodging: 0.1%
1,850		Hilton Hotels Corp.	47,101
950		Marriott International, Inc.	65,170
1,000		Starwood Hotels & Resorts Worldwide, Inc.	67,730
			180,001
		Machinery — Construction & Mining: 0.2%
3,000		Caterpillar, Inc.	215,430
			215,430
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	26,275
1,100		Deere & Co.	86,955
750		Rockwell Automation, Inc.	53,933
			167,163
		Media: 0.8%
2,500		Clear Channel Communications, Inc.	72,525
1,900	@	Comcast Corp.	49,704
400		EW Scripps Co.	17,884
250		Gannett Co., Inc.	14,980
2,850		McGraw-Hill Cos, Inc.	164,217
340		Meredith Corp.	18,969
650		New York Times Co.	16,452
11,100		News Corp., Inc.	184,371
4,000		Time Warner, Inc.	67,160
250		Tribune Co.	6,858
1,000	@	Univision Communications, Inc.	34,470
7,350	@	Viacom, Inc.	230,717
8,650		Walt Disney Co.	241,249
			1,119,556
		Mining: 0.3%
3,900		Alcoa, Inc.	119,184
1,500		Freeport-McMoRan Copper & Gold, Inc.	89,655
2,000		Newmont Mining Corp.	103,780
1,000		Phelps Dodge Corp.	80,530
			393,149
		Miscellaneous Manufacturing: 1.9%
3,450		3M Co.	261,131
500	@	Cooper Industries Ltd.	43,450
1,300		Danaher Corp.	82,615
850		Dover Corp.	41,276
1,300		Eastman Kodak Co.	36,972
750		Eaton Corp.	54,728
46,650		General Electric Co.	1,622,487
3,950		Honeywell International, Inc.	168,942
950		Illinois Tool Works, Inc.	91,495
1,500	@@	Ingersoll-Rand Co.	62,685
800		ITT Industries, Inc.	44,976
800		Leggett & Platt, Inc.	19,496
600		Parker Hannifin Corp.	48,366
620		Textron, Inc.	57,902
			2,636,521

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	$42,930
4,200	@	Xerox Corp.	63,840
			106,770
		Oil & Gas: 3.7%
320		Amerada Hess Corp.	45,568
850		Anadarko Petroleum Corp.	85,859
1,322		Apache Corp.	86,604
1,550		Burlington Resources, Inc.	142,461
9,662		ChevronTexaco Corp.	560,106
8,000		ConocoPhillips	505,200
1,850		Devon Energy Corp.	113,165
1,300		EOG Resources, Inc.	93,600
43,850		Exxon Mobil Corp.	2,668,711
800		Kerr-McGee Corp.	76,384
1,550		Marathon Oil Corp.	118,064
100		Murphy Oil Corp.	4,982
500	@, @@	Nabors Industries Ltd.	35,790
2,460		Occidental Petroleum Corp.	227,919
300		Rowan Cos., Inc.	13,188
1,000		Sunoco, Inc.	77,570
4,200		Valero Energy Corp.	251,076
300		XTO Energy, Inc.	13,071
			5,119,318
		Oil & Gas Services: 0.4%
1,400		Baker Hughes, Inc.	95,760
2,150		Halliburton Co.	156,993
2,500		Schlumberger Ltd.	316,425
			569,178
		Packaging & Containers: 0.0%
510		Ball Corp.	22,353
350		Sealed Air Corp.	20,255
			42,608
		Pharmaceuticals: 2.2%
7,200		Abbott Laboratories	305,784
550		Allergan, Inc.	59,675
1,760		AmerisourceBergen Corp.	84,955
500	@	Barr Pharmaceuticals, Inc.	31,490
2,520		Cardinal Health, Inc.	187,790
2,110	@	Caremark Rx, Inc.	103,770
1,000		Eli Lilly & Co.	55,300
800	@	Express Scripts, Inc.	70,320
1,450	@	Forest Laboratories, Inc.	64,714
2,000	@	Gilead Sciences, Inc.	124,440
1,300	@	Hospira, Inc.	51,298
1,500	@	King Pharmaceuticals, Inc.	25,875
1,446	@	Medco Health Solutions, Inc.	82,740
13,150		Merck & Co., Inc.	463,275
1,000		Mylan Laboratories	23,400
32,540		Pfizer, Inc.	810,897
6,800		Schering-Plough Corp.	129,132
500	@	Watson Pharmaceuticals, Inc.	14,370
6,000		Wyeth	291,120
			2,980,345

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

		Pipelines: 0.1%
400		Kinder Morgan, Inc.	$36,796
2,650		Williams Cos., Inc.	56,684
			93,480
		Real Estate Investment Trust: 0.1%
400		Apartment Investment & Management Co.	18,760
200		Archstone-Smith Trust	9,754
200		Prologis	10,700
400		Public Storage, Inc.	32,492
950		Simon Property Group LP	79,933
			151,639
		Retail: 2.7%
800	@	Autonation, Inc.	17,240
300	@	Autozone, Inc.	29,907
1,550	@	Bed Bath & Beyond, Inc.	59,520
2,485		Best Buy Co., Inc.	138,986
750		Circuit City Stores, Inc.	18,360
2,850		Costco Wholesale Corp.	154,356
700		CVS Corp.	20,909
900		Darden Restaurants, Inc.	36,927
1,300		Dollar General Corp.	22,971
100		Family Dollar Stores, Inc.	2,660
1,254		Federated Department Stores	91,542
2,630		Gap, Inc./The	49,128
16,210		Home Depot, Inc.	685,683
1,500		JC Penney Co., Inc.	90,615
1,550	@	Kohl’s Corp.	82,166
350		Limited Brands	8,561
4,770		Lowe’s Cos., Inc.	307,379
9,600		McDonald’s Corp.	329,856
1,000		Nordstrom, Inc.	39,180
1,390	@	Office Depot, Inc.	51,764
480	@	Sears Holding Corp.	63,475
5,445		Staples, Inc.	138,956
4,700	@	Starbucks Corp.	176,908
4,150		Target Corp.	215,842
700		Tiffany & Co.	26,278
2,450		TJX Cos., Inc.	60,809
10,650		Wal-Mart Stores, Inc.	503,106
5,810		Walgreen Co.	250,585
500		Wendy’s International, Inc.	31,030
1,650		Yum! Brands, Inc.	80,619
			3,785,318
		Savings & Loans: 0.2%
1,220		Golden West Financial Corp.	82,838
1,600		Sovereign Bancorp, Inc.	35,056
4,491		Washington Mutual, Inc.	191,406
			309,300
		Semiconductors: 1.2%
1,800	@	Advanced Micro Devices, Inc.	59,688
1,700	@	Altera Corp.	35,088
2,200		Analog Devices, Inc.	84,238
7,000		Applied Materials, Inc.	122,570
1,875	@	Broadcom Corp.	80,925
3,086	@	Freescale Semiconductor, Inc.	85,698
26,840		Intel Corp.	519,354
800		Kla-Tencor Corp.	38,688

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.5% (continued)

1,300		Linear Technology Corp.	$45,604
1,600	@	LSI Logic Corp.	18,496
1,350		Maxim Integrated Products	50,153
2,800	@	Micron Technology, Inc.	41,216
2,500		National Semiconductor Corp.	69,600
650	@	Novellus Systems, Inc.	15,600
750	@	Nvidia Corp.	42,945
1,400	@	QLogic Corp.	27,090
9,550		Texas Instruments, Inc.	310,089
			1,647,042
		Software: 2.0%
2,240	@	Adobe Systems, Inc.	78,221
1,420	@	Autodesk, Inc.	54,698
2,600		Automatic Data Processing, Inc.	118,768
1,460	@	BMC Software, Inc.	31,624
2,150		CA, Inc.	58,502
1,200	@	Citrix Systems, Inc.	45,480
2,450	@	Compuware Corp.	19,184
1,370	@	Electronic Arts, Inc.	74,966
3,378		First Data Corp.	158,158
900	@	Fiserv, Inc.	38,295
1,000		IMS Health, Inc.	25,770
1,300	@	Intuit, Inc.	69,147
64,550		Microsoft Corp.	1,756,406
1,350	@	Novell, Inc.	10,368
17,240	@	Oracle Corp.	236,016
908	@	Parametric Technology Corp.	14,828
			2,790,431
		Telecommunications: 2.5%
17,308		AT&T, Inc.	468,008
1,850	@	Avaya, Inc.	20,905
11,000		BellSouth Corp.	381,150
800		CenturyTel, Inc.	31,296
37,350	@	Cisco Systems, Inc.	809,375
1,500		Citizens Communications Co.	19,905
200	@	Comverse Technology, Inc.	4,706
6,850	@	Corning, Inc.	184,334
14,980		Motorola, Inc.	343,192
7,600		Qualcomm, Inc.	384,636
13,651		Sprint Corp. - FON Group	352,742
3,000	@	Tellabs, Inc.	47,700
12,850		Verizon Communications, Inc.	437,671
			3,485,620
		Textiles: 0.0%
800		Cintas Corp.	34,096
			34,096
		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	27,430
1,850		Mattel, Inc.	33,541
			60,971
		Transportation: 0.7%
1,700		Burlington Northern Santa Fe Corp.	141,661
1,320		CSX Corp.	78,936
250		FedEx Corp.	28,235
3,150		Norfolk Southern Corp.	170,321

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 39.5% (continued)

1,200	Union Pacific Corp.	$111,991
4,850	United Parcel Service, Inc.	384,993
		916,137
	Total Common Stock
	(Cost $48,980,824)	54,701,060

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.7%

		Federal Home Loan Mortgage Corporation: 27.2%
$538,000		5.100%, due 09/15/07		$500,231
40,000,000	S	5.160%, due 09/14/07		37,165,560
				37,665,791

		Federal National Mortgage Association: 26.5%
39,733,000		5.160%, due 10/05/07		36,816,161
				36,816,161

		Total U.S. Government Agency Obligations
		(Cost $76,087,472)		74,481,952

U.S. TREASURY OBLIGATIONS: 4.9%

		U.S. Treasury STRIP: 4.9%
7,290,000		4.910%, due 08/15/07		6,825,124

		Total U.S. Treasury Obligations
		(Cost $6,833,476)		6,825,124

OTHER BONDS: 1.0%

		Sovereign: 1.0%
1,450,000		Turkey Trust, 5.070%, due 05/15/07
		(Cost $1,381,002)		1,337,972

		Total Long-Term Investments
		(Cost $133,282,774)		137,346,108

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreement: 1.0%
1,331,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $1,331,532 to be received upon repurchase (Collateralized by $1,390,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $1,366,773, due 03/08/12)		1,331,000

		Total Short-Term Investments
		(Cost $1,331,000)		1,331,000

		Total Investments in Securities
		(Cost $134,613,774)*	100.1%	$138,677,108
		Other Assets and Liabilities—Net	(0.1)	(89,593)
		Net Assets	100.0%	$138,587,515

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of March 31, 2006 (Unaudited)(continued)

@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
*	Cost for federal income tax purposes is $135,151,051.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,397,718
	Gross Unrealized Depreciation	(2,871,661)
	Net Unrealized Appreciation	$3,526,057

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 31.4%

		Advertising: 0.1%
1,300	@	Interpublic Group of Cos., Inc.	$12,428
550		Omnicom Group	45,788
			58,216
		Aerospace/Defense: 0.8%
4,250		Boeing Co.	331,203
1,700		General Dynamics Corp.	108,766
50		L-3 Communications Holdings, Inc.	4,290
1,890		Lockheed Martin Corp.	141,996
1,109		Northrop Grumman Corp.	75,734
2,004		Raytheon Co.	91,863
540		Rockwell Collins, Inc.	30,429
3,150		United Technologies Corp.	182,606
			966,887
		Agriculture: 0.6%
6,100		Altria Group, Inc.	432,246
3,300		Archer-Daniels-Midland Co.	111,045
910		Monsanto Co.	77,123
340		Reynolds America, Inc.	35,870
			656,284
		Airlines: 0.0%
2,200		Southwest Airlines Co.	39,578
			39,578
		Apparel: 0.2%
2,000	@	Coach, Inc.	69,160
300		Jones Apparel Group, Inc.	10,611
460		Liz Claiborne, Inc.	18,851
800		Nike, Inc.	68,080
500		VF Corp.	28,450
			195,152
		Auto Manufacturers: 0.1%
8,040		Ford Motor Co.	63,998
300	@	Navistar International Corp.	8,274
500		Paccar, Inc.	35,240
			107,512
		Auto Parts & Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	14,046
100		Johnson Controls, Inc.	7,593
			21,639
		Banks: 1.9%
1,100		AmSouth Bancorp	29,755
14,464		Bank of America Corp.	658,691
2,550		Bank of New York	91,902
1,711		BB&T Corp.	67,071
850		Comerica, Inc.	49,275
300		Compass Bancshares, Inc.	15,183

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

200		First Horizon National Corp.	$8,330
650		Huntington Bancshares, Inc.	15,685
1,700		Keycorp	62,560
350		M&T Bank Corp.	39,949
600		Marshall & Ilsley Corp.	26,148
1,400		Mellon Financial Corp.	49,840
1,690		National City Corp.	58,981
600		Northern Trust Corp.	31,500
900		PNC Financial Services Group, Inc.	60,579
1,500		Regions Financial Corp.	52,755
1,050		State Street Corp.	63,452
1,100		SunTrust Banks, Inc.	80,036
1,038		Synovus Financial Corp.	28,119
5,950		US BanCorp.	181,475
5,046		Wachovia Corp.	282,828
5,300		Wells Fargo & Co.	338,511
350		Zions Bancorporation	28,956
			2,321,581
		Beverages: 0.9%
2,350		Anheuser-Busch Cos., Inc.	100,510
300		Brown-Forman Corp.	23,091
10,300		Coca-Cola Co.	431,261
1,000		Coca-Cola Enterprises, Inc.	20,340
500	@	Constellation Brands, Inc.	12,525
750		Pepsi Bottling Group, Inc.	22,793
8,410		PepsiCo, Inc.	486,014
			1,096,534
		Biotechnology: 0.3%
3,750	@	Amgen, Inc.	272,813
1,000	@	Biogen Idec, Inc.	47,100
300	@	Chiron Corp.	13,743
750	@	Genzyme Corp.	50,415
250	@	Millipore Corp.	18,265
			402,336
		Building Materials: 0.1%
550		American Standard Cos, Inc.	23,573
1,400		Masco Corp.	45,486
350		Vulcan Materials Co.	30,328
			99,387
		Chemicals: 0.4%
700		Air Products & Chemicals, Inc.	47,033
3,100		Dow Chemical Co.	125,860
50		Eastman Chemical Co.	2,559
750		Ecolab, Inc.	28,650
2,800		EI Du Pont de Nemours & Co.	118,188
400		Engelhard Corp.	15,844
300		International Flavors & Fragrances, Inc.	10,296
700		PPG Industries, Inc.	44,345
1,150		Praxair, Inc.	63,423
650		Rohm & Haas Co.	31,766
400		Sherwin-Williams Co.	19,776
121	@	Tronox, Inc.	2,056
			509,796

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	$21,004
650		Cendant Corp.	11,278
750		Equifax, Inc.	27,930
1,000		H&R Block, Inc.	21,650
1,600		McKesson Corp.	83,408
800		Moody’s Corp.	57,168
1,150		Paychex, Inc.	47,909
800		Robert Half International, Inc.	30,888
900		RR Donnelley & Sons Co.	29,448
			330,683
		Computers: 1.4%
350	@	Affiliated Computer Services, Inc.	20,881
2,590	@	Apple Computer, Inc.	162,445
600	@	Computer Sciences Corp.	33,330
7,280	@	Dell, Inc.	216,653
1,550		Electronic Data Systems Corp.	41,587
7,450		EMC Corp.	101,544
14,650		Hewlett-Packard Co.	481,985
6,500		International Business Machines Corp.	536,055
330	@	Lexmark International, Inc.	14,975
550	@	NCR Corp.	22,985
1,000	@	Network Appliance, Inc.	36,030
1,000	@	Unisys Corp.	6,890
			1,675,360
		Cosmetics/Personal Care: 0.9%
50		Alberto-Culver Co.	2,212
1,650		Colgate-Palmolive Co.	94,215
16,461		Procter & Gamble Co.	948,483
			1,044,910
		Distribution/Wholesale: 0.1%
750		Genuine Parts Co.	32,873
250		WW Grainger, Inc.	18,838
			51,711
		Diversified Financial Services: 2.7%
3,800		American Express Co.	199,690
840		Ameriprise Financial, Inc.	37,850
390		Bear Stearns Cos, Inc.	54,093
1,000		Capital One Financial Corp.	80,520
3,200		Charles Schwab Corp.	55,072
600		CIT Group, Inc.	32,112
15,700		Citigroup, Inc.	741,511
1,818		Countrywide Financial Corp.	66,721
1,000	@	E*Trade Financial Corp.	26,980
2,900		Fannie Mae	149,060
350		Federated Investors, Inc.	13,668
400		Franklin Resources, Inc.	37,696
2,100		Freddie Mac	128,100
2,250		Goldman Sachs Group, Inc.	353,160
700		Janus Capital Group, Inc.	16,219
10,800		JPMorgan Chase & Co.	449,712
1,440		Lehman Brothers Holdings, Inc.	208,123
2,800		Merrill Lynch & Co., Inc.	220,528
4,500		Morgan Stanley	282,690
1,300		SLM Corp.	67,522
300		T. Rowe Price Group, Inc.	23,463
			3,244,490

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Electric: 0.8%
2,150	@	AES Corp.	$36,679
500	@	Allegheny Energy, Inc.	16,925
1,950		American Electric Power Co., Inc.	66,339
950		CenterPoint Energy Resources Corp.	11,334
600		Cinergy Corp.	27,246
1,200	@	CMS Energy Corp.	15,540
950		Consolidated Edison, Inc.	41,325
550		Constellation Energy Group, Inc.	30,091
250		Dominion Resources, Inc.	17,258
500		DTE Energy Co.	20,045
3,200		Duke Energy Corp.	93,280
1,040		Edison International	42,827
200		Entergy Corp.	13,788
400		Exelon Corp.	21,160
1,500		FirstEnergy Corp.	73,350
1,500		FPL Group, Inc.	60,210
1,250		Pacific Gas & Electric Co.	48,625
300		Pinnacle West Capital Corp.	11,730
1,100		PPL Corp.	32,340
800		Progress Energy, Inc.	35,184
900		Public Service Enterprise Group, Inc.	57,636
1,150		TECO Energy, Inc.	18,538
2,780		TXU Corp.	124,433
300		Xcel Energy, Inc.	5,445
			921,328
		Electrical Components & Equipment: 0.1%
1,650		Emerson Electric Co.	137,990
400		Molex, Inc.	13,280
			151,270
		Electronics: 0.1%
1,650	@	Agilent Technologies, Inc.	61,958
900		Applera Corp. - Applied Biosystems Group	24,426
500	@	Jabil Circuit, Inc.	21,430
300		PerkinElmer, Inc.	7,041
1,600	@	Sanmina-SCI Corp.	6,560
5,690	@	Solectron Corp.	22,760
150	@	Thermo Electron Corp.	5,564
450	@	Waters Corp.	19,418
			169,157
		Engineering & Construction: 0.0%
400		Fluor Corp.	34,320
			34,320
		Entertainment: 0.1%
1,450		International Game Technology	51,069
			51,069
		Environmental Control: 0.1%
1,650		Waste Management, Inc.	58,245
			58,245
		Food: 0.4%
1,100		Albertson’s, Inc.	28,237
500		Campbell Soup Co.	16,200
1,650		ConAgra Foods, Inc.	35,409
1,750		General Mills, Inc.	88,690

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

1,000		HJ Heinz Co.	$37,920
850		Kellogg Co.	37,434
2,150	@	Kroger Co.	43,774
550		McCormick & Co., Inc.	18,623
1,400		Safeway, Inc.	35,168
2,356		Sara Lee Corp.	42,125
650		Supervalu, Inc.	20,033
400		Whole Foods Market, Inc.	26,576
650		WM Wrigley Jr. Co.	41,600
			471,789
		Forest Products & Paper: 0.1%
300		International Paper Co.	10,371
450		Louisiana-Pacific Corp.	12,240
600		MeadWestvaco Corp.	16,386
550		Plum Creek Timber Co., Inc.	20,312
400		Temple-Inland, Inc.	17,820
800		Weyerhaeuser Co.	57,944
			135,073
		Gas: 0.1%
100		KeySpan Corp.	4,087
200		Nicor, Inc.	7,912
1,600		Sempra Energy	74,336
			86,335
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	25,198
200		Snap-On, Inc.	7,624
300		Stanley Works	15,198
			48,020
		Healthcare — Products: 1.0%
300		Bausch & Lomb, Inc.	19,110
1,800		Baxter International, Inc.	69,858
750		Becton Dickinson & Co.	46,185
1,850	@	Boston Scientific Corp.	42,643
400		CR Bard, Inc.	27,124
970		Guidant Corp.	75,718
9,050		Johnson & Johnson	535,941
3,800		Medtronic, Inc.	192,850
1,150		St. Jude Medical, Inc.	47,150
900		Stryker Corp.	39,906
800	@	Zimmer Holdings, Inc.	54,080
			1,150,565
		Healthcare — Services: 0.6%
2,320		Aetna, Inc.	114,005
665	@	Coventry Health Care, Inc.	35,897
980	@	Humana, Inc.	51,597
400	@	Laboratory Corp. of America Holdings	23,392
300		Quest Diagnostics	15,390
5,650		UnitedHealth Group, Inc.	315,609
2,700	@	WellPoint, Inc.	209,061
			764,951
		Home Builders: 0.0%
400		Lennar Corp.	24,152
			24,152

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	$22,226
200		Whirlpool Corp.	18,294
			40,520
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	17,544
90		Clorox Co.	5,387
400		Fortune Brands, Inc.	32,252
1,600		Kimberly-Clark Corp.	92,480
			147,663
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	22,671
			22,671
		Insurance: 1.2%
990	@@	ACE Ltd.	51,490
1,600		Aflac, Inc.	72,208
2,050		Allstate Corp.	106,826
350		AMBAC Financial Group, Inc.	27,860
1,600		American International Group, Inc.	105,744
1,050		AON Corp.	43,586
820		Chubb Corp.	78,261
520		Cigna Corp.	67,922
466		Cincinnati Financial Corp.	19,605
1,100		Genworth Financial, Inc.	36,773
1,000		Hartford Financial Services Group, Inc.	80,550
450		Jefferson-Pilot Corp.	25,173
700		Lincoln National Corp.	38,213
350		Loews Corp.	35,420
1,712		Marsh & McLennan Cos., Inc.	50,264
350		MBIA, Inc.	21,046
3,100		Metlife, Inc.	149,947
450		MGIC Investment Corp.	29,984
1,150		Principal Financial Group	56,120
620		Progressive Corp.	64,641
2,070		Prudential Financial, Inc.	156,927
630		Safeco Corp.	31,632
2,090		St. Paul Cos.	87,341
350		Torchmark Corp.	19,985
1,000		UnumProvident Corp.	20,480
			1,477,998
		Internet: 0.3%
1,600	@	Amazon.com, Inc.	58,416
3,550	@	eBay, Inc.	138,663
350	@	Monster Worldwide, Inc.	17,451
3,363	@	Symantec Corp.	56,599
800	@	VeriSign, Inc.	19,192
800	@	Yahoo!, Inc.	25,808
			316,129
		Iron/Steel: 0.1%
850		Nucor Corp.	89,072
350		United States Steel Corp.	21,238
			110,310

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Leisure Time: 0.1%
460		Brunswick Corp.	$17,876
1,400		Carnival Corp.	66,318
950		Harley-Davidson, Inc.	49,286
50		Sabre Holdings Corp.	1,177
			134,657
		Lodging: 0.1%
1,050		Hilton Hotels Corp.	26,733
640		Marriott International, Inc.	43,904
700		Starwood Hotels & Resorts Worldwide, Inc.	47,411
			118,048
		Machinery — Construction & Mining: 0.1%
2,100		Caterpillar, Inc.	150,801
			150,801
		Machinery — Diversified: 0.1%
200		Cummins, Inc.	21,020
800		Deere & Co.	63,240
500		Rockwell Automation, Inc.	35,955
			120,215
		Media: 0.6%
1,700		Clear Channel Communications, Inc.	49,317
1,300	@	Comcast Corp.	34,008
300		EW Scripps Co.	13,413
150		Gannett Co., Inc.	8,988
1,980		McGraw-Hill Cos, Inc.	114,088
150		Meredith Corp.	8,369
400		New York Times Co.	10,124
7,700		News Corp., Inc.	127,897
2,750		Time Warner, Inc.	46,173
200		Tribune Co.	5,486
700	@	Univision Communications, Inc.	24,129
5,050	@	Viacom, Inc.	158,520
5,900		Walt Disney Co.	164,551
			765,063
		Mining: 0.2%
2,700		Alcoa, Inc.	82,512
990		Freeport-McMoRan Copper & Gold, Inc.	59,172
1,400		Newmont Mining Corp.	72,646
660		Phelps Dodge Corp.	53,150
			267,480
		Miscellaneous Manufacturing: 1.5%
2,350		3M Co.	177,872
350	@	Cooper Industries Ltd.	30,415
900		Danaher Corp.	57,195
550		Dover Corp.	26,708
900		Eastman Kodak Co.	25,596
550		Eaton Corp.	40,134
32,150		General Electric Co.	1,118,177
2,750		Honeywell International, Inc.	117,618
650		Illinois Tool Works, Inc.	62,602
1,050	@@	Ingersoll-Rand Co.	43,880
660		ITT Industries, Inc.	37,105
600		Leggett & Platt, Inc.	14,622
300		Parker Hannifin Corp.	24,183
400		Textron, Inc.	37,356
			1,813,463

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	$30,051
3,000	@	Xerox Corp.	45,600
			75,651
		Oil & Gas: 3.0%
200		Amerada Hess Corp.	28,480
600		Anadarko Petroleum Corp.	60,606
904		Apache Corp.	59,221
1,100		Burlington Resources, Inc.	101,101
6,427		ChevronTexaco Corp.	372,573
5,500		ConocoPhillips	347,325
1,250		Devon Energy Corp.	76,463
900		EOG Resources, Inc.	64,800
30,050		Exxon Mobil Corp.	1,828,843
600		Kerr-McGee Corp.	57,288
1,050		Marathon Oil Corp.	79,979
400		Murphy Oil Corp.	19,928
500	@, @@	Nabors Industries Ltd.	35,790
1,650		Occidental Petroleum Corp.	152,873
300		Rowan Cos., Inc.	13,188
700		Sunoco, Inc.	54,299
2,900		Valero Energy Corp.	173,362
200		XTO Energy, Inc.	8,714
			3,534,833
		Oil & Gas Services: 0.3%
1,000		Baker Hughes, Inc.	68,400
1,500		Halliburton Co.	109,530
1,750		Schlumberger Ltd.	221,498
			399,428
		Packaging & Containers: 0.0%
500		Ball Corp.	21,915
300		Sealed Air Corp.	17,361
			39,276
		Pharmaceuticals: 1.8%
5,000		Abbott Laboratories	212,350
450		Allergan, Inc.	48,825
1,180		AmerisourceBergen Corp.	56,959
300	@	Barr Pharmaceuticals, Inc.	18,894
1,740		Cardinal Health, Inc.	129,665
1,480	@	Caremark Rx, Inc.	72,786
700		Eli Lilly & Co.	38,710
800	@	Express Scripts, Inc.	70,320
1,000	@	Forest Laboratories, Inc.	44,630
1,450	@	Gilead Sciences, Inc.	90,219
930	@	Hospira, Inc.	36,698
1,390	@	King Pharmaceuticals, Inc.	23,978
891	@	Medco Health Solutions, Inc.	50,983
9,100		Merck & Co., Inc.	320,593
700		Mylan Laboratories	16,380
22,370		Pfizer, Inc.	557,460
4,700		Schering-Plough Corp.	89,253
300	@	Watson Pharmaceuticals, Inc.	8,622
4,300		Wyeth	208,636
			2,095,961

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

		Pipelines: 0.0%
250		Kinder Morgan, Inc.	$22,998
1,600		Williams Cos., Inc.	34,224
			57,222
		Real Estate Investment Trust: 0.1%
350		Apartment Investment & Management Co.	16,415
150		Archstone-Smith Trust	7,316
150		Prologis	8,025
300		Public Storage, Inc.	24,369
650		Simon Property Group LP	54,691
			110,816
		Retail: 2.2%
600	@	Autonation, Inc.	12,930
200	@	Autozone, Inc.	19,938
850	@	Bed Bath & Beyond, Inc.	32,640
1,685		Best Buy Co., Inc.	94,242
950		Circuit City Stores, Inc.	23,256
2,000		Costco Wholesale Corp.	108,320
500		CVS Corp.	14,935
750		Darden Restaurants, Inc.	30,773
900		Dollar General Corp.	15,903
300		Family Dollar Stores, Inc.	7,980
911		Federated Department Stores	66,503
2,390		Gap, Inc./The	44,645
11,150		Home Depot, Inc.	471,645
1,000		JC Penney Co., Inc.	60,410
1,000	@	Kohl’s Corp.	53,010
250		Limited Brands	6,115
3,240		Lowe’s Cos., Inc.	208,786
6,600		McDonald’s Corp.	226,776
900		Nordstrom, Inc.	35,262
1,000	@	Office Depot, Inc.	37,240
320	@	Sears Holding Corp.	42,317
3,765		Staples, Inc.	96,083
3,200	@	Starbucks Corp.	120,448
2,900		Target Corp.	150,829
250		Tiffany & Co.	9,385
1,250		TJX Cos., Inc.	31,025
7,300		Wal-Mart Stores, Inc.	344,852
4,040		Walgreen Co.	174,245
500		Wendy’s International, Inc.	31,030
1,150		Yum! Brands, Inc.	56,189
			2,627,712
		Savings & Loans: 0.2%
1,020		Golden West Financial Corp.	69,258
1,100		Sovereign Bancorp, Inc.	24,101
3,080		Washington Mutual, Inc.	131,270
			224,629
		Semiconductors: 1.0%
1,200	@	Advanced Micro Devices, Inc.	39,792
900	@	Altera Corp.	18,576
1,550		Analog Devices, Inc.	59,350
5,150		Applied Materials, Inc.	90,177
1,350	@	Broadcom Corp.	58,266
2,084	@	Freescale Semiconductor, Inc.	57,873
18,470		Intel Corp.	357,395

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.4% (continued)

550		Kla-Tencor Corp.	$26,598
950		Linear Technology Corp.	33,326
1,100	@	LSI Logic Corp.	12,716
1,000		Maxim Integrated Products	37,150
1,900	@	Micron Technology, Inc.	27,968
1,700		National Semiconductor Corp.	47,328
400	@	Novellus Systems, Inc.	9,600
500	@	Nvidia Corp.	28,630
600	@	QLogic Corp.	11,610
6,550		Texas Instruments, Inc.	212,679
			1,129,034
		Software: 1.6%
1,580	@	Adobe Systems, Inc.	55,174
1,000	@	Autodesk, Inc.	38,520
1,750		Automatic Data Processing, Inc.	79,940
1,250	@	BMC Software, Inc.	27,075
1,500		CA, Inc.	40,815
850	@	Citrix Systems, Inc.	32,215
2,290	@	Compuware Corp.	17,931
950	@	Electronic Arts, Inc.	51,984
2,360		First Data Corp.	110,495
500	@	Fiserv, Inc.	21,275
150		IMS Health, Inc.	3,866
900	@	Intuit, Inc.	47,871
43,000		Microsoft Corp.	1,170,030
1,000	@	Novell, Inc.	7,680
11,840	@	Oracle Corp.	162,090
640	@	Parametric Technology Corp.	10,451
			1,877,412
		Telecommunications: 2.0%
11,847		AT&T, Inc.	320,343
1,050	@	Avaya, Inc.	11,865
7,600		BellSouth Corp.	263,340
700		CenturyTel, Inc.	27,384
25,700	@	Cisco Systems, Inc.	556,919
1,000		Citizens Communications Co.	13,270
500	@	Comverse Technology, Inc.	11,765
4,700	@	Corning, Inc.	126,477
10,320		Motorola, Inc.	236,431
5,150		Qualcomm, Inc.	260,642
9,367		Sprint Corp. - FON Group	242,043
1,700	@	Tellabs, Inc.	27,030
8,850		Verizon Communications, Inc.	301,431
			2,398,940
		Textiles: 0.0%
400		Cintas Corp.	17,048
			17,048
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	14,770
1,250		Mattel, Inc.	22,663
			37,433
		Transportation: 0.5%
1,200		Burlington Northern Santa Fe Corp.	99,996
920		CSX Corp.	55,016
150		FedEx Corp.	16,941

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 31.4% (continued)

2,200	Norfolk Southern Corp.	$118,954
800	Union Pacific Corp.	74,680
3,350	United Parcel Service, Inc.	265,891
		631,478
	Total Common Stock
	(Cost $34,404,054)	37,630,221

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.9%
	Federal Home Loan Mortgage Corporation: 20.9%
$27,363,000	5.150%, due 01/15/08		$25,019,906
			25,019,906
	Federal National Mortgage Association: 23.0%
30,226,000	5.170%, due 02/15/08		27,517,448
			27,517,448

	Total U.S. Government Agency Obligations
	(Cost $54,045,886)		52,537,354

U.S. TREASURY OBLIGATIONS: 2.5%
	U.S. Treasury STRIP: 2.5%
3,213,000	4.890%, due 11/15/07		2,973,008

	Total U.S. Treasury Obligations
	(Cost $2,984,684)		2,973,008

OTHER BONDS: 21.6%
	Sovereign: 21.6%
28,037,000	Turkey Trust, 5.070%, due 11/15/07		25,870,833
	(Cost $26,583,013)		25,870,833

	Total Long-Term Investments
	(Cost $118,017,637)		119,011,416

SHORT-TERM INVESTMENTS: 0.7%

	Repurchase Agreement: 0.7%
837,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $837,335 to be received upon repurchase (Collateralized by $875,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $860,379, due 03/08/12)		837,000

	Total Short-Term Investments
	(Cost $837,000)		837,000

	Total Investments in Securities
	(Cost $118,854,637)*	100.1%	$119,848,416
	Other Assets and Liabilities—Net	(0.1)	(85,694)
	Net Assets	100.0%	$119,762,722

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of March 31, 2006 (Unaudited)(continued)

@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $119,428,377.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,504,423
	Gross Unrealized Depreciation	(3,084,384)
	Net Unrealized Appreciation	$420,039

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 42.6%

		Advertising: 0.1%
1,800	@	Interpublic Group of Cos., Inc.	$17,208
850		Omnicom Group	70,763
			87,971
		Aerospace/Defense: 1.1%
5,950		Boeing Co.	463,684
2,300		General Dynamics Corp.	147,154
150		L-3 Communications Holdings, Inc.	12,869
2,710		Lockheed Martin Corp.	203,602
1,669		Northrop Grumman Corp.	113,976
2,674		Raytheon Co.	122,576
800		Rockwell Collins, Inc.	45,080
4,400		United Technologies Corp.	255,068
			1,364,009
		Agriculture: 0.8%
8,800		Altria Group, Inc.	623,568
4,640		Archer-Daniels-Midland Co.	156,136
1,270		Monsanto Co.	107,633
500		Reynolds America, Inc.	52,750
			940,087
		Airlines: 0.0%
3,000		Southwest Airlines Co.	53,970
			53,970
		Apparel: 0.2%
3,130	@	Coach, Inc.	108,235
550		Jones Apparel Group, Inc.	19,454
550		Liz Claiborne, Inc.	22,539
1,180		Nike, Inc.	100,418
700		VF Corp.	39,830
			290,476
		Auto Manufacturers: 0.1%
13,720		Ford Motor Co.	109,211
300	@	Navistar International Corp.	8,274
700		Paccar, Inc.	49,336
			166,821
		Auto Parts & Equipment: 0.0%
1,440	@	Goodyear Tire & Rubber Co.	20,851
150		Johnson Controls, Inc.	11,390
			32,241
		Banks: 2.6%
1,500		AmSouth Bancorp	40,575
20,401		Bank of America Corp.	929,062
3,600		Bank of New York	129,744
2,344		BB&T Corp.	91,885
950		Comerica, Inc.	55,072
550		Compass Bancshares, Inc.	27,836

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

250		First Horizon National Corp.	$10,413
1,000		Huntington Bancshares, Inc.	24,130
2,400		Keycorp	88,320
300		M&T Bank Corp.	34,242
1,100		Marshall & Ilsley Corp.	47,938
1,950		Mellon Financial Corp.	69,420
2,520		National City Corp.	87,948
850		Northern Trust Corp.	44,625
1,300		PNC Financial Services Group, Inc.	87,503
2,000		Regions Financial Corp.	70,340
1,400		State Street Corp.	84,602
1,650		SunTrust Banks, Inc.	120,054
1,463		Synovus Financial Corp.	39,633
8,450		US BanCorp.	257,725
7,057		Wachovia Corp.	395,545
7,500		Wells Fargo & Co.	479,025
500		Zions Bancorporation	41,365
			3,257,002
		Beverages: 1.2%
3,450		Anheuser-Busch Cos., Inc.	147,557
400		Brown-Forman Corp.	30,788
14,550		Coca-Cola Co.	609,209
1,450		Coca-Cola Enterprises, Inc.	29,493
800	@	Constellation Brands, Inc.	20,040
850		Pepsi Bottling Group, Inc.	25,832
11,940		PepsiCo, Inc.	690,013
			1,552,932
		Biotechnology: 0.5%
5,300	@	Amgen, Inc.	385,575
1,500	@	Biogen Idec, Inc.	70,650
500	@	Chiron Corp.	22,905
1,050	@	Genzyme Corp.	70,581
200	@	Millipore Corp.	14,612
			564,323
		Building Materials: 0.1%
800		American Standard Cos, Inc.	34,288
1,950		Masco Corp.	63,356
500		Vulcan Materials Co.	43,325
			140,969
		Chemicals: 0.6%
1,100		Air Products & Chemicals, Inc.	73,909
4,400		Dow Chemical Co.	178,640
50		Eastman Chemical Co.	2,559
1,000		Ecolab, Inc.	38,200
4,000		EI Du Pont de Nemours & Co.	168,840
500		Engelhard Corp.	19,805
600		International Flavors & Fragrances, Inc.	20,592
1,010		PPG Industries, Inc.	63,984
1,450		Praxair, Inc.	79,968
900		Rohm & Haas Co.	43,983
650		Sherwin-Williams Co.	32,136
400		Sigma-Aldrich Corp.	26,316
171	@	Tronox, Inc.	2,912
			751,844

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Commercial Services: 0.4%
600	@	Apollo Group, Inc.	$31,506
900		Cendant Corp.	15,615
1,000		Equifax, Inc.	37,240
1,500		H&R Block, Inc.	32,475
2,420		McKesson Corp.	126,155
1,100		Moody’s Corp.	78,606
1,600		Paychex, Inc.	66,656
900		Robert Half International, Inc.	34,749
900		RR Donnelley & Sons Co.	29,448
			452,450
		Computers: 1.9%
600	@	Affiliated Computer Services, Inc.	35,796
3,680	@	Apple Computer, Inc.	230,810
850	@	Computer Sciences Corp.	47,218
10,320	@	Dell, Inc.	307,123
2,250		Electronic Data Systems Corp.	60,368
10,500		EMC Corp.	143,115
20,200		Hewlett-Packard Co.	664,580
9,100		International Business Machines Corp.	750,477
50	@	Lexmark International, Inc.	2,269
900	@	NCR Corp.	37,611
1,500	@	Network Appliance, Inc.	54,045
1,900	@	Unisys Corp.	13,091
			2,346,503
		Cosmetics/Personal Care: 1.2%
450		Alberto-Culver Co.	19,904
2,250		Colgate-Palmolive Co.	128,475
500		Estee Lauder Cos., Inc.	18,595
23,295		Procter & Gamble Co.	1,342,258
			1,509,232
		Distribution/Wholesale: 0.1%
1,072		Genuine Parts Co.	46,986
350		WW Grainger, Inc.	26,373
			73,359
		Diversified Financial Services: 3.6%
5,350		American Express Co.	281,143
1,150		Ameriprise Financial, Inc.	51,819
450		Bear Stearns Cos, Inc.	62,415
1,350		Capital One Financial Corp.	108,702
4,650		Charles Schwab Corp.	80,027
1,200		CIT Group, Inc.	64,224
22,000		Citigroup, Inc.	1,039,060
2,580		Countrywide Financial Corp.	94,686
1,500	@	E*Trade Financial Corp.	40,470
4,200		Fannie Mae	215,880
200		Federated Investors, Inc.	7,810
650		Franklin Resources, Inc.	61,256
3,000		Freddie Mac	183,000
2,650		Goldman Sachs Group, Inc.	415,944
900		Janus Capital Group, Inc.	20,853
15,300		JPMorgan Chase & Co.	637,092
1,960		Lehman Brothers Holdings, Inc.	283,279
4,050		Merrill Lynch & Co., Inc.	318,978
6,350		Morgan Stanley	398,907
1,950		SLM Corp.	101,283
550		T. Rowe Price Group, Inc.	43,016
			4,509,844

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Electric: 1.0%
3,050	@	AES Corp.	$52,033
650	@	Allegheny Energy, Inc.	22,003
2,800		American Electric Power Co., Inc.	95,256
1,400		CenterPoint Energy Resources Corp.	16,702
900		Cinergy Corp.	40,869
1,750	@	CMS Energy Corp.	22,663
1,200		Consolidated Edison, Inc.	52,200
850		Constellation Energy Group, Inc.	46,504
400		Dominion Resources, Inc.	27,612
800		DTE Energy Co.	32,072
4,550		Duke Energy Corp.	132,633
1,420		Edison International	58,476
600		Exelon Corp.	31,740
2,150		FirstEnergy Corp.	105,135
1,800		FPL Group, Inc.	72,252
1,700		Pacific Gas & Electric Co.	66,130
500		Pinnacle West Capital Corp.	19,550
2,100		PPL Corp.	61,740
1,100		Progress Energy, Inc.	48,378
1,200		Public Service Enterprise Group, Inc.	76,848
1,100		TECO Energy, Inc.	17,732
3,800		TXU Corp.	170,088
400		Xcel Energy, Inc.	7,260
			1,275,876
		Electrical Components & Equipment: 0.2%
2,400		Emerson Electric Co.	200,712
600		Molex, Inc.	19,920
			220,632
		Electronics: 0.2%
3,000	@	Agilent Technologies, Inc.	112,650
1,200		Applera Corp. - Applied Biosystems Group	32,568
1,050	@	Jabil Circuit, Inc.	45,003
550		PerkinElmer, Inc.	12,909
2,200	@	Sanmina-SCI Corp.	9,020
8,000	@	Solectron Corp.	32,000
700	@	Thermo Electron Corp.	25,963
550	@	Waters Corp.	23,733
			293,846
		Engineering & Construction: 0.0%
600		Fluor Corp.	51,480
			51,480
		Entertainment: 0.1%
2,000		International Game Technology	70,440
			70,440
		Environmental Control: 0.1%
2,350		Waste Management, Inc.	82,955
			82,955
		Food: 0.6%
1,500		Albertson’s, Inc.	38,505
1,350		Campbell Soup Co.	43,740
2,300		ConAgra Foods, Inc.	49,358

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

2,550		General Mills, Inc.	$129,234
1,500		HJ Heinz Co.	56,880
1,150		Kellogg Co.	50,646
3,000	@	Kroger Co.	61,080
950		McCormick & Co., Inc.	32,167
2,300		Safeway, Inc.	57,776
3,394		Sara Lee Corp.	60,685
1,070		Supervalu, Inc.	32,977
600		Whole Foods Market, Inc.	39,864
900		WM Wrigley Jr. Co.	57,600
			710,512
		Forest Products & Paper: 0.1%
400		International Paper Co.	13,828
700		Louisiana-Pacific Corp.	19,040
900		MeadWestvaco Corp.	24,579
150		Plum Creek Timber Co., Inc.	5,540
700		Temple-Inland, Inc.	31,185
1,100		Weyerhaeuser Co.	79,673
			173,845

		Gas: 0.1%
200		KeySpan Corp.	8,174
2,250		Sempra Energy	104,535
			112,709
		Hand/Machine Tools: 0.0%
350		Black & Decker Corp.	30,412
200		Snap-On, Inc.	7,624
400		Stanley Works	20,264
			58,300
		Healthcare — Products: 1.3%
200		Bausch & Lomb, Inc.	12,740
2,600		Baxter International, Inc.	100,906
1,180		Becton Dickinson & Co.	72,664
2,600	@	Boston Scientific Corp.	59,930
450		CR Bard, Inc.	30,515
1,470		Guidant Corp.	114,748
12,800		Johnson & Johnson	758,016
5,500		Medtronic, Inc.	279,125
1,550		St. Jude Medical, Inc.	63,550
1,300		Stryker Corp.	57,642
1,100	@	Zimmer Holdings, Inc.	74,360
			1,624,196
		Healthcare — Services: 0.9%
3,320		Aetna, Inc.	163,145
920	@	Coventry Health Care, Inc.	49,662
1,300	@	Humana, Inc.	68,445
600	@	Laboratory Corp. of America Holdings	35,088
400		Manor Care, Inc.	17,740
700		Quest Diagnostics	35,910
7,980		UnitedHealth Group, Inc.	445,763
3,840	@	WellPoint, Inc.	297,331
			1,113,084
		Home Builders: 0.0%
600		Lennar Corp.	36,228
			36,228

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	$33,339
300		Whirlpool Corp.	27,441
			60,780
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	5,848
100		Clorox Co.	5,985
650		Fortune Brands, Inc.	52,410
2,250		Kimberly-Clark Corp.	130,050
			194,293
		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	35,266
			35,266
		Insurance: 1.7%
1,350	@@	ACE Ltd.	70,214
2,100		Aflac, Inc.	94,773
2,960		Allstate Corp.	154,246
500		AMBAC Financial Group, Inc.	39,800
2,300		American International Group, Inc.	152,007
1,650		AON Corp.	68,492
1,120		Chubb Corp.	106,893
610		Cigna Corp.	79,678
642		Cincinnati Financial Corp.	27,009
1,600		Genworth Financial, Inc.	53,488
1,350		Hartford Financial Services Group, Inc.	108,743
600		Jefferson-Pilot Corp.	33,564
1,050		Lincoln National Corp.	57,320
540		Loews Corp.	54,648
2,410		Marsh & McLennan Cos., Inc.	70,758
750		MBIA, Inc.	45,098
4,440		Metlife, Inc.	214,763
400		MGIC Investment Corp.	26,652
1,650		Principal Financial Group	80,520
920		Progressive Corp.	95,919
3,100		Prudential Financial, Inc.	235,011
940		Safeco Corp.	47,197
3,030		St. Paul Cos.	126,624
600		Torchmark Corp.	34,260
1,600		UnumProvident Corp.	32,768
			2,110,445
		Internet: 0.3%
2,300	@	Amazon.com, Inc.	83,973
5,000	@	eBay, Inc.	195,300
500	@	Monster Worldwide, Inc.	24,930
4,729	@	Symantec Corp.	79,589
200	@	VeriSign, Inc.	4,798
1,100	@	Yahoo!, Inc.	35,486
			424,076
		Iron/Steel: 0.1%
1,010		Nucor Corp.	105,838
500		United States Steel Corp.	30,340
			136,178

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Leisure Time: 0.2%
400		Brunswick Corp.	$15,544
1,950		Carnival Corp.	92,372
1,600		Harley-Davidson, Inc.	83,008
100		Sabre Holdings Corp.	2,353
			193,277
		Lodging: 0.2%
2,100		Hilton Hotels Corp.	53,466
900		Marriott International, Inc.	61,740
1,150		Starwood Hotels & Resorts Worldwide, Inc.	77,890
			193,096
		Machinery — Construction & Mining: 0.2%
2,900		Caterpillar, Inc.	208,249
			208,249
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	26,275
1,100		Deere & Co.	86,955
750		Rockwell Automation, Inc.	53,933
			167,163
		Media: 0.9%
2,500		Clear Channel Communications, Inc.	72,525
1,900	@	Comcast Corp.	49,704
400		EW Scripps Co.	17,884
250		Gannett Co., Inc.	14,980
2,710		McGraw-Hill Cos, Inc.	156,150
150		Meredith Corp.	8,369
600		New York Times Co.	15,186
10,900		News Corp., Inc.	181,049
3,900		Time Warner, Inc.	65,481
250		Tribune Co.	6,858
1,000	@	Univision Communications, Inc.	34,470
7,150	@	Viacom, Inc.	224,439
8,500		Walt Disney Co.	237,065
			1,084,160
		Mining: 0.3%
3,800		Alcoa, Inc.	116,128
1,450		Freeport-McMoRan Copper & Gold, Inc.	86,667
1,900		Newmont Mining Corp.	98,591
980		Phelps Dodge Corp.	78,919
			380,305
		Miscellaneous Manufacturing: 2.1%
3,350		3M Co.	253,562
400	@	Cooper Industries Ltd.	34,760
1,250		Danaher Corp.	79,438
850		Dover Corp.	41,276
1,300		Eastman Kodak Co.	36,972
650		Eaton Corp.	47,431
45,500		General Electric Co.	1,582,490
3,900		Honeywell International, Inc.	166,803
950		Illinois Tool Works, Inc.	91,495
1,400	@@	Ingersoll-Rand Co.	58,506
1,000		ITT Industries, Inc.	56,220
800		Leggett & Platt, Inc.	19,496
500		Parker Hannifin Corp.	40,305
600		Textron, Inc.	56,034
			2,564,788

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	$40,784
4,850	@	Xerox Corp.	73,720
			114,504
		Oil & Gas: 4.0%
350		Amerada Hess Corp.	49,840
850		Anadarko Petroleum Corp.	85,859
1,290		Apache Corp.	84,508
1,600		Burlington Resources, Inc.	147,056
9,383		ChevronTexaco Corp.	543,933
7,800		ConocoPhillips	492,570
1,800		Devon Energy Corp.	110,106
1,300		EOG Resources, Inc.	93,600
42,750		Exxon Mobil Corp.	2,601,765
850		Kerr-McGee Corp.	81,158
1,500		Marathon Oil Corp.	114,255
100		Murphy Oil Corp.	4,982
500	@, @@	Nabors Industries Ltd.	35,790
2,410		Occidental Petroleum Corp.	223,287
300		Rowan Cos., Inc.	13,188
1,000		Sunoco, Inc.	77,570
4,100		Valero Energy Corp.	245,098
300		XTO Energy, Inc.	13,071
			5,017,636
		Oil & Gas Services: 0.4%
1,400		Baker Hughes, Inc.	95,760
2,050		Halliburton Co.	149,691
2,500		Schlumberger Ltd.	316,425
			561,876
		Packaging & Containers: 0.0%
600		Ball Corp.	26,298
500		Bemis Co.	15,790
350		Sealed Air Corp.	20,255
			62,343

		Pharmaceuticals: 2.4%
7,000		Abbott Laboratories	297,290
600		Allergan, Inc.	65,100
1,700		AmerisourceBergen Corp.	82,059
500	@	Barr Pharmaceuticals, Inc.	31,490
2,520		Cardinal Health, Inc.	187,790
2,000	@	Caremark Rx, Inc.	98,360
1,000		Eli Lilly & Co.	55,300
1,000	@	Express Scripts, Inc.	87,900
1,350	@	Forest Laboratories, Inc.	60,251
1,950	@	Gilead Sciences, Inc.	121,329
1,260	@	Hospira, Inc.	49,720
1,750	@	King Pharmaceuticals, Inc.	30,188
1,346	@	Medco Health Solutions, Inc.	77,018
12,800		Merck & Co., Inc.	450,944
1,000		Mylan Laboratories	23,400
31,730		Pfizer, Inc.	790,712
6,650		Schering-Plough Corp.	126,284
500	@	Watson Pharmaceuticals, Inc.	14,370
6,050		Wyeth	293,546
			2,943,051

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Pipelines: 0.1%
350		Kinder Morgan, Inc.	$32,197
1,950		Williams Cos., Inc.	41,711
			73,908
		Real Estate Investment Trust: 0.1%
450		Apartment Investment & Management Co.	21,105
200		Archstone-Smith Trust	9,754
200		Prologis	10,700
400		Public Storage, Inc.	32,492
900		Simon Property Group LP	75,726
			149,777
		Retail: 3.0%
800	@	Autonation, Inc.	17,240
300	@	Autozone, Inc.	29,907
1,450	@	Bed Bath & Beyond, Inc.	55,680
2,400		Best Buy Co., Inc.	134,232
1,350		Circuit City Stores, Inc.	33,048
2,750		Costco Wholesale Corp.	148,940
700		CVS Corp.	20,909
1,050		Darden Restaurants, Inc.	43,082
1,300		Dollar General Corp.	22,971
350		Family Dollar Stores, Inc.	9,310
1,154		Federated Department Stores	84,242
2,550		Gap, Inc.	47,634
15,800		Home Depot, Inc.	668,340
1,550		JC Penney Co., Inc.	93,636
1,550	@	Kohl’s Corp.	82,166
350		Limited Brands	8,561
4,670		Lowe’s Cos., Inc.	300,935
9,350		McDonald’s Corp.	321,266
1,000		Nordstrom, Inc.	39,180
1,350	@	Office Depot, Inc.	50,274
460	@	Sears Holding Corp.	60,830
5,320		Staples, Inc.	135,766
4,500	@	Starbucks Corp.	169,380
4,000		Target Corp.	208,040
300		Tiffany & Co.	11,262
2,050		TJX Cos., Inc.	50,881
10,850		Wal-Mart Stores, Inc.	512,554
5,660		Walgreen Co.	244,116
500		Wendy’s International, Inc.	31,030
1,600		Yum! Brands, Inc.	78,176
			3,713,588
		Savings & Loans: 0.2%
1,200		Golden West Financial Corp.	81,480
1,600		Sovereign Bancorp, Inc.	35,056
4,365		Washington Mutual, Inc.	186,036
			302,572
		Semiconductors: 1.3%
1,800	@	Advanced Micro Devices, Inc.	59,688
1,600	@	Altera Corp.	33,024
2,150		Analog Devices, Inc.	82,324
7,050		Applied Materials, Inc.	123,446
1,950	@	Broadcom Corp.	84,162

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

2,972	@	Freescale Semiconductor, Inc.	$82,532
26,170		Intel Corp.	506,390
800		Kla-Tencor Corp.	38,688
1,250		Linear Technology Corp.	43,850
1,600	@	LSI Logic Corp.	18,496
1,350		Maxim Integrated Products	50,153
2,700	@	Micron Technology, Inc.	39,744
2,450		National Semiconductor Corp.	68,208
700	@	Novellus Systems, Inc.	16,800
850	@	Nvidia Corp.	48,671
900	@	QLogic Corp.	17,415
9,350		Texas Instruments, Inc.	303,595
			1,617,186
		Software: 2.2%
2,180	@	Adobe Systems, Inc.	76,126
1,400	@	Autodesk, Inc.	53,928
2,550		Automatic Data Processing, Inc.	116,484
1,550	@	BMC Software, Inc.	33,573
2,150		CA, Inc.	58,502
1,200	@	Citrix Systems, Inc.	45,480
2,800	@	Compuware Corp.	21,924
1,300	@	Electronic Arts, Inc.	71,136
3,333		First Data Corp.	156,051
1,000	@	Fiserv, Inc.	42,550
200		IMS Health, Inc.	5,154
1,300	@	Intuit, Inc.	69,147
62,250		Microsoft Corp.	1,693,823
2,450	@	Novell, Inc.	18,816
16,800	@	Oracle Corp.	229,992
880	@	Parametric Technology Corp.	14,370
			2,707,056
		Telecommunications: 2.7%
16,819		AT&T, Inc.	454,786
1,800	@	Avaya, Inc.	20,340
10,700		BellSouth Corp.	370,755
900		CenturyTel, Inc.	35,208
36,450	@	Cisco Systems, Inc.	789,872
1,400		Citizens Communications Co.	18,578
850	@	Comverse Technology, Inc.	20,001
6,700	@	Corning, Inc.	180,297
14,580		Motorola, Inc.	334,028
7,350		Qualcomm, Inc.	371,984
13,298		Sprint Corp. - FON Group	343,620
2,300	@	Tellabs, Inc.	36,570
12,550		Verizon Communications, Inc.	427,453
			3,403,492
		Textiles: 0.0%
650		Cintas Corp.	27,703
			27,703
		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	25,320
1,750		Mattel, Inc.	31,728
			57,048

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 42.6% (continued)

	Transportation: 0.7%
1,600	Burlington Northern Santa Fe Corp.	$133,328
1,270	CSX Corp.	75,946
300	FedEx Corp.	33,882
3,000	Norfolk Southern Corp.	162,210
1,150	Union Pacific Corp.	107,353
5,000	United Parcel Service, Inc.	396,862
		909,581
	Total Common Stock
	(Cost $48,020,264)	53,331,533

Principal
Amount		Value

CORPORATE BONDS/NOTES: 7.9%

	Diversified Financial Services: 7.9%
$10,000,000	General Electric Capital Corp., 4.250%, due 01/15/08	$9,841,210

	Total Corporate Bonds/Notes
	(Cost $10,154,066)	9,841,210

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.5%

	Federal National Mortgage Association: 27.3%
38,000,000	5.240%, due 05/15/08	34,145,850
		34,145,850

	Other U.S. Government Agency Obligations: 8.2%
11,500,000	FICO STRIP,5.200%, due 06/06/08	10,310,981
		10,310,981

	Total U.S. Government Agency Obligations
	(Cost $46,460,886)	44,456,831

U.S. TREASURY OBLIGATIONS: 5.6%

	U.S. Treasury STRIP: 5.6%
7,596,000	4.870%, due 02/15/08	6,951,084

	Total U.S. Treasury Obligations
	(Cost $6,950,919)	6,951,084

OTHER BONDS: 7.6%
	Sovereign: 7.6%
10,429,000	Israel Trust, 5.080%, due 03/15/08	9,473,318
	(Cost $9,886,750)	9,473,318

	Total Long-Term Investments
	(Cost $121,472,885)	124,053,976

SHORT-TERM INVESTMENTS: 0.7%

	Repurchase Agreement: 0.7%
899,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $899,360 to be received upon repurchase (Collateralized by $940,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $924,293, due 03/08/12)	899,000

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of March 31, 2006 (Unaudited)(continued)

		Value

SHORT-TERM INVESTMENTS: 0.7% (continued)

Total Short-Term Investments
(Cost $899,000)		$899,000

Total Investments in Securities
(Cost $122,371,885)*	99.9%	$124,952,976
Other Assets and Liabilities—Net	0.1	42,966
Net Assets	100.0%	$124,995,942

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $123,087,333.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,768,687
	Gross Unrealized Depreciation	(3,903,044)
	Net Unrealized Appreciation	$1,865,643

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 13.4%

		Advertising: 0.0%
750	@	Interpublic Group of Cos., Inc.	$7,170
450		Omnicom Group	37,463
			44,633
		Aerospace/Defense: 0.3%
2,900		Boeing Co.	225,997
1,100		General Dynamics Corp.	70,378
50		L-3 Communications Holdings, Inc.	4,290
1,320		Lockheed Martin Corp.	99,172
784		Northrop Grumman Corp.	53,539
1,333		Raytheon Co.	61,105
450		Rockwell Collins, Inc.	25,358
2,200		United Technologies Corp.	127,534
			667,373
		Agriculture: 0.2%
4,350		Altria Group, Inc.	308,241
2,260		Archer-Daniels-Midland Co.	76,049
690		Monsanto Co.	58,478
250		Reynolds America, Inc.	26,375
			469,143
		Airlines: 0.0%
1,500		Southwest Airlines Co.	26,985
			26,985
		Apparel: 0.1%
1,490	@	Coach, Inc.	51,524
350		Jones Apparel Group, Inc.	12,380
450		Liz Claiborne, Inc.	18,441
640		Nike, Inc.	54,464
130		VF Corp.	7,397
			144,206
		Auto Manufacturers: 0.0%
5,600		Ford Motor Co.	44,576
100	@	Navistar International Corp.	2,758
400		Paccar, Inc.	28,192
			75,526
		Auto Parts & Equipment: 0.0%
670	@	Goodyear Tire & Rubber Co.	9,702
150		Johnson Controls, Inc.	11,390
			21,092
		Banks: 0.8%
850		AmSouth Bancorp	22,993
10,103		Bank of America Corp.	460,091
1,800		Bank of New York	64,872
1,172		BB&T Corp.	45,942
450		Comerica, Inc.	26,087
250		Compass Bancshares, Inc.	12,653

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

300		First Horizon National Corp.	$12,495
500		Huntington Bancshares, Inc.	12,065
1,200		Keycorp	44,160
200		M&T Bank Corp.	22,828
550		Marshall & Ilsley Corp.	23,969
900		Mellon Financial Corp.	32,040
1,220		National City Corp.	42,578
400		Northern Trust Corp.	21,000
650		PNC Financial Services Group, Inc.	43,752
1,000		Regions Financial Corp.	35,170
650		State Street Corp.	39,280
800		SunTrust Banks, Inc.	58,208
685		Synovus Financial Corp.	18,557
3,900		US BanCorp.	118,950
3,518		Wachovia Corp.	197,184
3,550		Wells Fargo & Co.	226,739
200		Zions Bancorporation	16,546
			1,598,159
		Beverages: 0.4%
1,700		Anheuser-Busch Cos., Inc.	72,709
160		Brown-Forman Corp.	12,315
7,200		Coca-Cola Co.	301,464
700		Coca-Cola Enterprises, Inc.	14,238
400	@	Constellation Brands, Inc.	10,020
450		Pepsi Bottling Group, Inc.	13,676
5,880		PepsiCo, Inc.	339,805
			764,227
		Biotechnology: 0.2%
2,650	@	Amgen, Inc.	192,788
700	@	Biogen Idec, Inc.	32,970
200	@	Chiron Corp.	9,162
600	@	Genzyme Corp.	40,332
150	@	Millipore Corp.	10,959
			286,211
		Building Materials: 0.0%
450		American Standard Cos, Inc.	19,287
900		Masco Corp.	29,241
300		Vulcan Materials Co.	25,995
			74,523
		Chemicals: 0.2%
500		Air Products & Chemicals, Inc.	33,595
2,150		Dow Chemical Co.	87,290
500		Ecolab, Inc.	19,100
2,000		EI Du Pont de Nemours & Co.	84,420
100		Engelhard Corp.	3,961
200		International Flavors & Fragrances, Inc.	6,864
400		PPG Industries, Inc.	25,340
650		Praxair, Inc.	35,848
400		Rohm & Haas Co.	19,548
400		Sherwin-Williams Co.	19,776
150		Sigma-Aldrich Corp.	9,869
81	@	Tronox, Inc.	1,370
			346,981
		Commercial Services: 0.1%
300	@	Apollo Group, Inc.	15,753

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

400		Cendant Corp.	$6,940
500		Equifax, Inc.	18,620
700		H&R Block, Inc.	15,155
1,220		McKesson Corp.	63,599
500		Moody’s Corp.	35,730
800		Paychex, Inc.	33,328
450		Robert Half International, Inc.	17,375
500		RR Donnelley & Sons Co.	16,360
			222,860
		Computers: 0.6%
300	@	Affiliated Computer Services, Inc.	17,898
1,780	@	Apple Computer, Inc.	111,642
450	@	Computer Sciences Corp.	24,998
5,130	@	Dell, Inc.	152,669
1,150		Electronic Data Systems Corp.	30,855
5,250		EMC Corp.	71,558
10,600		Hewlett-Packard Co.	348,740
4,550		International Business Machines Corp.	375,239
50	@	Lexmark International, Inc.	2,269
500	@	NCR Corp.	20,895
700	@	Network Appliance, Inc.	25,221
750	@	Unisys Corp.	5,168
			1,187,152
		Cosmetics/Personal Care: 0.4%
150		Alberto-Culver Co.	6,635
1,100		Colgate-Palmolive Co.	62,810
11,477		Procter & Gamble Co.	661,305
			730,750
		Distribution/Wholesale: 0.0%
522		Genuine Parts Co.	22,879
150		WW Grainger, Inc.	11,303
			34,182
		Diversified Financial Services: 1.2%
2,650		American Express Co.	139,258
590		Ameriprise Financial, Inc.	26,585
300		Bear Stearns Cos, Inc.	41,610
700		Capital One Financial Corp.	56,364
2,300		Charles Schwab Corp.	39,583
450		CIT Group, Inc.	24,084
10,900		Citigroup, Inc.	514,807
1,298		Countrywide Financial Corp.	47,637
700	@	E*Trade Financial Corp.	18,886
2,050		Fannie Mae	105,370
150		Federated Investors, Inc.	5,858
450		Franklin Resources, Inc.	42,408
1,500		Freddie Mac	91,500
1,650		Goldman Sachs Group, Inc.	258,984
500		Janus Capital Group, Inc.	11,585
7,600		JPMorgan Chase & Co.	316,464
980		Lehman Brothers Holdings, Inc.	141,639
1,950		Merrill Lynch & Co., Inc.	153,582
3,100		Morgan Stanley	194,742
900		SLM Corp.	46,746
250		T. Rowe Price Group, Inc.	19,553
			2,297,245

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

		Electric: 0.3%
1,480	@	AES Corp.	$25,249
350	@	Allegheny Energy, Inc.	11,848
1,350		American Electric Power Co., Inc.	45,927
650		CenterPoint Energy Resources Corp.	7,755
400		Cinergy Corp.	18,164
890	@	CMS Energy Corp.	11,526
500		Consolidated Edison, Inc.	21,750
400		Constellation Energy Group, Inc.	21,884
150		Dominion Resources, Inc.	10,355
400		DTE Energy Co.	16,036
2,250		Duke Energy Corp.	65,588
850		Edison International	35,003
300		Exelon Corp.	15,870
1,050		FirstEnergy Corp.	51,345
900		FPL Group, Inc.	36,126
900		Pacific Gas & Electric Co.	35,010
200		Pinnacle West Capital Corp.	7,820
1,000		PPL Corp.	29,400
600		Progress Energy, Inc.	26,388
500		Public Service Enterprise Group, Inc.	32,020
850		TECO Energy, Inc.	13,702
1,900		TXU Corp.	85,044
100		Xcel Energy, Inc.	1,815
			625,625
		Electrical Components & Equipment: 0.1%
1,200		Emerson Electric Co.	100,356
300		Molex, Inc.	9,960
			110,316
		Electronics: 0.1%
1,450	@	Agilent Technologies, Inc.	54,448
450		Applera Corp. - Applied Biosystems Group	12,213
600	@	Jabil Circuit, Inc.	25,716
450		PerkinElmer, Inc.	10,562
1,100	@	Sanmina-SCI Corp.	4,510
3,930	@	Solectron Corp.	15,720
100	@	Thermo Electron Corp.	3,709
250	@	Waters Corp.	10,788
			137,666
		Engineering & Construction: 0.0%
300		Fluor Corp.	25,740
			25,740
		Entertainment: 0.0%
750		International Game Technology	26,415
			26,415
		Environmental Control: 0.0%
1,200		Waste Management, Inc.	42,360
			42,360
		Food: 0.2%
800		Albertson’s, Inc.	20,536
450		Campbell Soup Co.	14,580
1,150		ConAgra Foods, Inc.	24,679
1,200		General Mills, Inc.	60,816
650		HJ Heinz Co.	24,648

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

550		Kellogg Co.	$24,222
1,500	@	Kroger Co.	30,540
450		McCormick & Co., Inc.	15,237
950		Safeway, Inc.	23,864
1,669		Sara Lee Corp.	29,842
450		Supervalu, Inc.	13,869
300		Whole Foods Market, Inc.	19,932
450		WM Wrigley Jr. Co.	28,800
			331,565
		Forest Products & Paper: 0.1%
200		International Paper Co.	6,914
400		Louisiana-Pacific Corp.	10,880
500		MeadWestvaco Corp.	13,655
150		Plum Creek Timber Co., Inc.	5,540
300		Temple-Inland, Inc.	13,365
600		Weyerhaeuser Co.	43,458
			93,812
		Gas: 0.0%
100		KeySpan Corp.	4,087
1,060		Sempra Energy	49,248
			53,335
		Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	19,116
100		Snap-On, Inc.	3,812
150		Stanley Works	7,599
			30,527
		Healthcare — Products: 0.4%
150		Bausch & Lomb, Inc.	9,555
1,450		Baxter International, Inc.	56,275
590		Becton Dickinson & Co.	36,332
1,350	@	Boston Scientific Corp.	31,118
250		CR Bard, Inc.	16,953
690		Guidant Corp.	53,861
6,350		Johnson & Johnson	376,047
2,700		Medtronic, Inc.	137,025
900		St. Jude Medical, Inc.	36,900
700		Stryker Corp.	31,038
500	@	Zimmer Holdings, Inc.	33,800
			818,904
		Healthcare — Services: 0.3%
1,720		Aetna, Inc.	84,521
615	@	Coventry Health Care, Inc.	33,198
600	@	Humana, Inc.	31,590
250	@	Laboratory Corp. of America Holdings	14,620
400		Quest Diagnostics	20,520
3,960		UnitedHealth Group, Inc.	221,206
1,910	@	WellPoint, Inc.	147,891
			553,546
		Home Builders: 0.0%
300		Lennar Corp.	18,114
			18,114
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	11,113
100		Whirlpool Corp.	9,147
			20,260

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

		Household Products/Wares: 0.1%
50		Clorox Co.	$2,993
350		Fortune Brands, Inc.	28,221
1,100		Kimberly-Clark Corp.	63,580
			94,794
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	16,374
			16,374
		Insurance: 0.6%
690	@@	ACE Ltd.	35,887
1,200		Aflac, Inc.	54,156
1,520		Allstate Corp.	79,207
200		AMBAC Financial Group, Inc.	15,920
1,100		American International Group, Inc.	72,699
900		AON Corp.	37,359
660		Chubb Corp.	62,990
400		Cigna Corp.	52,248
343		Cincinnati Financial Corp.	14,430
800		Genworth Financial, Inc.	26,744
650		Hartford Financial Services Group, Inc.	52,358
150		Jefferson-Pilot Corp.	8,391
500		Lincoln National Corp.	27,295
280		Loews Corp.	28,336
1,189		Marsh & McLennan Cos., Inc.	34,909
300		MBIA, Inc.	18,039
2,200		Metlife, Inc.	106,414
330		MGIC Investment Corp.	21,988
850		Principal Financial Group	41,480
390		Progressive Corp.	40,661
1,490		Prudential Financial, Inc.	112,957
450		Safeco Corp.	22,595
1,450		St. Paul Cos.	60,596
350		Torchmark Corp.	19,985
700		UnumProvident Corp.	14,336
			1,061,980
		Internet: 0.1%
900	@	Amazon.com, Inc.	32,859
2,500	@	eBay, Inc.	97,650
400	@	Monster Worldwide, Inc.	19,944
2,246	@	Symantec Corp.	37,800
100	@	VeriSign, Inc.	2,399
600	@	Yahoo!, Inc.	19,356
			210,008
		Iron/Steel: 0.0%
600		Nucor Corp.	62,874
220		United States Steel Corp.	13,350
			76,224
		Leisure Time: 0.1%
200		Brunswick Corp.	7,772
950		Carnival Corp.	45,002
650		Harley-Davidson, Inc.	33,722
350		Sabre Holdings Corp.	8,236
			94,732

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

		Lodging: 0.0%
700		Hilton Hotels Corp.	$17,822
430		Marriott International, Inc.	29,498
450		Starwood Hotels & Resorts Worldwide, Inc.	30,479
			77,799
		Machinery — Construction & Mining: 0.1%
1,400		Caterpillar, Inc.	100,534
			100,534
		Machinery — Diversified: 0.1%
100		Cummins, Inc.	10,510
500		Deere & Co.	39,525
400		Rockwell Automation, Inc.	28,764
			78,799
		Media: 0.3%
1,200		Clear Channel Communications, Inc.	34,812
900	@	Comcast Corp.	23,544
200		EW Scripps Co.	8,942
150		Gannett Co., Inc.	8,988
1,070		McGraw-Hill Cos, Inc.	61,653
100		Meredith Corp.	5,579
300		New York Times Co.	7,593
5,250		News Corp., Inc.	87,203
1,950		Time Warner, Inc.	32,741
100		Tribune Co.	2,743
500	@	Univision Communications, Inc.	17,235
3,500	@	Viacom, Inc.	109,865
4,200		Walt Disney Co.	117,138
			518,036
		Mining: 0.1%
1,900		Alcoa, Inc.	58,064
680		Freeport-McMoRan Copper & Gold, Inc.	40,644
900		Newmont Mining Corp.	46,701
500		Phelps Dodge Corp.	40,265
			185,674
		Miscellaneous Manufacturing: 0.6%
1,700		3M Co.	128,673
150	@	Cooper Industries Ltd.	13,035
650		Danaher Corp.	41,308
400		Dover Corp.	19,424
600		Eastman Kodak Co.	17,064
300		Eaton Corp.	21,891
22,500		General Electric Co.	782,550
1,900		Honeywell International, Inc.	81,263
450		Illinois Tool Works, Inc.	43,340
700	@@	Ingersoll-Rand Co.	29,253
400		ITT Industries, Inc.	22,488
400		Leggett & Platt, Inc.	9,748
250		Parker Hannifin Corp.	20,153
300		Textron, Inc.	28,017
			1,258,207

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

		Office/Business Equipment: 0.0%
600		Pitney Bowes, Inc.	$25,758
2,050	@	Xerox Corp.	31,160
			56,918
		Oil & Gas: 1.3%
200		Amerada Hess Corp.	28,480
450		Anadarko Petroleum Corp.	45,455
650		Apache Corp.	42,582
750		Burlington Resources, Inc.	68,933
4,681		ChevronTexaco Corp.	271,358
3,900		ConocoPhillips	246,285
900		Devon Energy Corp.	55,053
600		EOG Resources, Inc.	43,200
21,150		Exxon Mobil Corp.	1,287,189
400		Kerr-McGee Corp.	38,192
700		Marathon Oil Corp.	53,319
200		Murphy Oil Corp.	9,964
300	@, @@	Nabors Industries Ltd.	21,474
1,250		Occidental Petroleum Corp.	115,813
150		Rowan Cos., Inc.	6,594
500		Sunoco, Inc.	38,785
2,000		Valero Energy Corp.	119,560
100		XTO Energy, Inc.	4,357
			2,496,593
		Oil & Gas Services: 0.1%
700		Baker Hughes, Inc.	47,880
1,000		Halliburton Co.	73,020
1,200		Schlumberger Ltd.	151,884
			272,784
		Packaging & Containers: 0.0%
250		Ball Corp.	10,958
150		Sealed Air Corp.	8,681
			19,639
		Pharmaceuticals: 0.7%
3,500		Abbott Laboratories	148,645
300		Allergan, Inc.	32,550
700		AmerisourceBergen Corp.	33,789
200	@	Barr Pharmaceuticals, Inc.	12,596
1,200		Cardinal Health, Inc.	89,424
970	@	Caremark Rx, Inc.	47,705
500		Eli Lilly & Co.	27,650
500	@	Express Scripts, Inc.	43,950
700	@	Forest Laboratories, Inc.	31,241
900	@	Gilead Sciences, Inc.	55,998
660	@	Hospira, Inc.	26,044
950	@	King Pharmaceuticals, Inc.	16,388
608	@	Medco Health Solutions, Inc.	34,790
6,350		Merck & Co., Inc.	223,711
500		Mylan Laboratories	11,700
15,700		Pfizer, Inc.	391,244
3,250		Schering-Plough Corp.	61,718
250	@	Watson Pharmaceuticals, Inc.	7,185
3,050		Wyeth	147,986
			1,444,314
		Pipelines: 0.0%
200		Kinder Morgan, Inc.	18,398
950		Williams Cos., Inc.	20,321
			38,719

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

		Real Estate Investment Trust: 0.0%
300		Apartment Investment & Management Co.	$14,070
100		Archstone-Smith Trust	4,877
150		Prologis	8,025
200		Public Storage, Inc.	16,246
400		Simon Property Group LP	33,656
			76,874
		Retail: 0.9%
450	@	Autonation, Inc.	9,698
100	@	Autozone, Inc.	9,969
650	@	Bed Bath & Beyond, Inc.	24,960
1,210		Best Buy Co., Inc.	67,675
600		Circuit City Stores, Inc.	14,688
1,400		Costco Wholesale Corp.	75,824
400		CVS Corp.	11,948
550		Darden Restaurants, Inc.	22,567
650		Dollar General Corp.	11,486
150		Family Dollar Stores, Inc.	3,990
649		Federated Department Stores	47,377
1,250		Gap, Inc./The	23,350
7,820		Home Depot, Inc.	330,786
700		JC Penney Co., Inc.	42,287
700	@	Kohl’s Corp.	37,107
100		Limited Brands	2,446
2,300		Lowe’s Cos., Inc.	148,212
4,650		McDonald’s Corp.	159,774
500		Nordstrom, Inc.	19,590
700	@	Office Depot, Inc.	26,068
230	@	Sears Holding Corp.	30,415
2,650		Staples, Inc.	67,628
2,650	@	Starbucks Corp.	99,746
2,000		Target Corp.	104,020
100		Tiffany & Co.	3,754
1,000		TJX Cos., Inc.	24,820
5,350		Wal-Mart Stores, Inc.	252,734
2,790		Walgreen Co.	120,333
250		Wendy’s International, Inc.	15,515
800		Yum! Brands, Inc.	39,088
			1,847,855
		Savings & Loans: 0.1%
600		Golden West Financial Corp.	40,740
800		Sovereign Bancorp, Inc.	17,528
2,102		Washington Mutual, Inc.	89,587
			147,855
		Semiconductors: 0.4%
900	@	Advanced Micro Devices, Inc.	29,844
850	@	Altera Corp.	17,544
850		Analog Devices, Inc.	32,547
3,600		Applied Materials, Inc.	63,036
975	@	Broadcom Corp.	42,081
1,513	@	Freescale Semiconductor, Inc.	42,016
12,940		Intel Corp.	250,389
450		Kla-Tencor Corp.	21,762
650		Linear Technology Corp.	22,802
800	@	LSI Logic Corp.	9,248

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 13.4% (continued)

700		Maxim Integrated Products	$26,005
1,300	@	Micron Technology, Inc.	19,136
1,250		National Semiconductor Corp.	34,800
50	@	Novellus Systems, Inc.	1,200
400	@	Nvidia Corp.	22,904
500	@	QLogic Corp.	9,675
4,650		Texas Instruments, Inc.	150,986
			795,975
		Software: 0.7%
1,120	@	Adobe Systems, Inc.	39,110
670	@	Autodesk, Inc.	25,808
1,250		Automatic Data Processing, Inc.	57,100
700	@	BMC Software, Inc.	15,162
1,050		CA, Inc.	28,571
500	@	Citrix Systems, Inc.	18,950
1,150	@	Compuware Corp.	9,005
650	@	Electronic Arts, Inc.	35,568
1,672		First Data Corp.	78,283
500	@	Fiserv, Inc.	21,275
450		IMS Health, Inc.	11,597
700	@	Intuit, Inc.	37,233
32,100		Microsoft Corp.	873,441
700	@	Novell, Inc.	5,376
8,350	@	Oracle Corp.	114,312
396	@	Parametric Technology Corp.	6,467
			1,377,258
		Telecommunications: 0.9%
8,302		AT&T, Inc.	224,486
900	@	Avaya, Inc.	10,170
5,250		BellSouth Corp.	181,913
400		CenturyTel, Inc.	15,648
18,000	@	Cisco Systems, Inc.	390,060
700		Citizens Communications Co.	9,289
150	@	Comverse Technology, Inc.	3,530
3,300	@	Corning, Inc.	88,803
7,220		Motorola, Inc.	165,410
3,600		Qualcomm, Inc.	182,196
6,566		Sprint Corp. - FON Group	169,665
1,000	@	Tellabs, Inc.	15,900
6,200		Verizon Communications, Inc.	211,172
			1,668,242
		Textiles: 0.0%
400		Cintas Corp.	17,048
			17,048
		Toys/Games/Hobbies: 0.0%
450		Hasbro, Inc.	9,495
900		Mattel, Inc.	16,317
			25,812
		Transportation: 0.2%
800		Burlington Northern Santa Fe Corp.	66,664
500		CSX Corp.	29,900
150		FedEx Corp.	16,941
1,500		Norfolk Southern Corp.	81,105
600		Union Pacific Corp.	56,010
2,450		United Parcel Service, Inc.	194,442
			445,062
		Total Common Stock
		(Cost $24,204,881)	26,383,542

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.5%

	Federal Home Loan Mortgage Corporation: 29.3%
$5,375,000	STRIP, 5.230%, due 07/15/08		$4,792,742
60,000,000	STRIP, 5.160%, due 10/15/08		52,798,260
			57,591,002

	Federal National Mortgage Association: 29.2%
64,000,000	STRIP, 5.240%, due 05/15/08		57,508,800
			57,508,800

	Other U.S. Agency Obligations: 18.0%
14,205,000	FICO STRIP, 5.210%, due 06/27/08		12,699,398
5,763,000	FICO STRIP, 5.270%, due 10/06/08		5,079,451
15,000,000	Resolution Funding Corp. Interest STRIP, 4.960%, due 07/15/08		13,450,290
4,604,000	Tennessee Valley Authority, 5.290%, due 07/15/08		4,099,397
			35,328,536

	Total U.S. Government Agency Obligations
	(Cost $160,012,599)		150,428,338

U.S. TREASURY OBLIGATIONS: 9.3%

	U.S. Treasury STRIP: 9.3%
20,204,000	4.870%, due 05/15/08		18,262,699

	Total U.S. Treasury Obligations
	(Cost $18,284,086)		18,262,699

	Total Long-Term Investments
	(Cost $202,501,566)		195,074,579

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreement: 0.9%
1,770,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $1,770,708 to be received upon repurchase (Collateralized by $1,840,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $1,809, 254, due 03/08/12)		1,770,000

	Total Short-Term Investments
	(Cost $1,770,000)		1,770,000

	Total Investments in Securities
	(Cost $204,271,566)*	100.1%	$196,844,579
	Other Assets and Liabilities—Net	(0.1)	(165,185)
	Net Assets	100.0%	$196,679,394

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $204,641,482
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,365,845
	Gross Unrealized Depreciation	(10,162,748)
	Net Unrealized Depreciation	$(7,796,903)

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING GET Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006